UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2017

Date of reporting period: 10/31/2017

Item 1 – Report to Stockholders

OCTOBER 31, 2017

ANNUAL REPORT

BlackRock Liquidity Funds

➢	Federal Trust Fund
➢	FedFund
➢	TempCash
➢	TempFund
➢	T-Fund
➢	Treasury Trust Fund
➢	MuniCash
➢	MuniFund
➢	California Money Fund
➢	New York Money Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Dear Shareholder,

In the 12 months ended October 31, 2017, risk assets, such as stocks and high-yield bonds, continued to deliver strong performance. These markets showed great resilience during a period with big political surprises, including the aftermath of the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. In contrast, closely watched elections in France, the Netherlands, and Australia countered the isolationist and nationalist political developments in the U.K. and the United States.

Interest rates rose, which worked against high-quality assets with more interest rate sensitivity. Consequently, longer-term U.S. Treasuries posted negative returns, as rising energy prices, modest wage increases, and steady job growth led to expectations of higher inflation and further interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries throughout the world experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together.

The Fed responded to these positive developments by increasing short-term interest rates three times and setting expectations for additional interest rate increases. The Fed also began reducing the vast balance sheet reserves that had accumulated in the wake of the financial crisis. In October 2017, the Fed reduced its $4.5 trillion balance sheet by only $10 billion, while setting expectations for additional modest reductions and rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) both continued to expand their balance sheets despite nascent signs of sustained economic growth. The Eurozone and Japan are both approaching the limits of central banks’ ownership share of debt issued by their respective governments, which is a structural pressure point that limits their capacity to deliver additional monetary stimulus. In October 2017, the ECB announced plans to cut the amount of its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus until the inflation rate rises to its target of 2.0%.

Emerging market growth also stabilized, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

While escalating tensions between the United States and North Korea and our nation’s divided politics are significant concerns, benign credit conditions, modest inflation, solid corporate earnings, and the positive outlook for growth in the world’s largest economies have kept markets relatively tranquil.

High valuations across most assets have laid the groundwork for muted returns going forward. At current valuation levels, potential equity gains will likely be closely tied to the pace of earnings growth, which has remained solid thus far in 2017, particularly in emerging markets. In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2017
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	9.10%	23.63%
U.S. small cap equities (Russell 2000® Index)	8.01	27.85
International equities (MSCI Europe, Australasia, Far East Index)	10.74	23.44
Emerging market equities (MSCI Emerging Markets Index)	16.14	26.45
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.49	0.72
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	0.15	(2.98)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.58	0.90
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.22	1.80
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.44	8.92
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Money Market Overview  For the 12-Month Period Ended October 31, 2017

Over the past year, the Federal Open Market Committee (“FOMC”) raised interest rates three times with the Federal Funds rate now at a range of 1.00 — 1.25%. The announcement at the September 20, 2017 FOMC meeting that the balance sheet normalization strategy would commence in October was met with no major market disruption.

Throughout the year, the FOMC consistently reiterated their dual objectives of maximizing employment and achieving their 2% inflation target. The unemployment rate fell to 4.2% in October 2017 from 4.4% in September 2017, and the participation rate also nudged higher. With two more jobs reports scheduled to be released before the December meeting, the FOMC should have a clearer picture of underlying labor market trends. In regards to inflation — the other component of the FOMC’s dual mandate — Core Personal Consumption Expenditures for September was in line with expectations at 1.3% on a year-over-year basis (well below the FOMC’s 2% target). The market-implied probability of a December hike stands in excess of 80%, and was recently as high as 87%. A little more than two hikes are now priced through the end of 2018, according to fed funds futures. In our opinion, the FOMC appears to be on a steady path toward the normalization of monetary policy.

Yield spreads remained in a tight range in October, and the slope of the London Inter-Bank Offered Rate (“LIBOR”) curve between one and three months continued to be relatively narrow despite the optimistic outlook for interest rates reflected in the FOMC’s updated Summary of Economic Projections. Specifically, the so-called “dot plot” released in conjunction with the September meeting suggested that a 0.25% rate hike in December remains on the table, and an additional three hikes were projected for 2018.

At the beginning of October, the House passed the Senate’s 2018 Budget. Other milestones included the potential release of details on the tax reform plan from the House Ways and Means Committee in early November. On November 2, 2017, the appointment of the next Federal Reserve Chair was announced by President Trump. Current Chair Janet Yellen, whose term expires in February, will be stepping down and Fed governor Jerome Powell will take over. It is believed that financial regulation could be reduced to varying degrees by the Chair who succeeds Yellen.

Given our expectations for a continued normalization in interest rates and in light of issuers’ funding needs, we expect demand to center on floating rate notes. We anticipate a continued gradual removal of monetary accommodation, with longer-dated investments generally limited to those priced on a breakeven basis for a relatively high probability of a hike in December. As has been the case throughout this tightening cycle, the LIBOR curve will likely be slow to price in additional hikes. Looking ahead, the Treasury’s quarterly refunding statement confirms our outlook for a material increase in Treasury bill supply in 2018 (as part of an overall plan to finance an expected increase in the deficit and the winding down of the Fed’s balance sheet).

During the period, the short-term municipal market experienced continued stability in demand from traditional municipal money market fund buyers as industry assets averaged around $130 billion, which is essentially unchanged from January 1, 2017. The steady base of tax-exempt money fund assets reflected investor comfort with money fund reform provisions that became effective on October 14, 2016. New rules for money funds addressing floating net asset value (“NAV”), liquidity rules and fund classification type seem to have settled in without much additional concern as is evident by the steady remaining base of tax-exempt money fund investors.

The two rates hikes thus far in 2017 by the FOMC in March and June lifted the target range for the federal funds rate to end the period at 1.00 — 1.25%. As a result on these increases, the SIFMA Index, which represents the average yield on 7-day variable rate demand note (“VRDN”) securities, began the period at 0.68%, hit an 8-year high of 0.94% on September 27 before settling in slightly lower at 0.92% on October 31. For simple comparison and to show the relative attractiveness of current short term rates, for the five-years ended October 31, 2017, the SIFMA Index averaged only 0.26%.

New VRDN issuance remained light throughout the period as issuers instead opted to bond out of debt issuance and take advantage of continuing relative low longer term bond yields. The total outstanding supply of VRDNs stood at $153 billion as of October 31, 2017, and continues to be significantly higher than total tax-exempt money fund assets (stated above at $130 billion). This difference of $23 billion of outstanding VRDNs continues to be held by non-traditional buyers such as bond funds, separately managed accounts and crossover taxable money funds. For this reason, dealers have continued to reset VRDN yields to higher-than-normal levels in order to continue to attract the crossover investor.

Yields on the Municipal Market Advisors AAA General Obligation One-Year Index began the period at 0.78%, reached a high of 1.03% in December 2016 in a continued reaction to the U.S. presidential election, before finally calming throughout the spring and summer, to bottom at 0.88%. As further rate hikes in 2017 by the FOMC became evident and the U.S. economy strengthened further, short rates began to rise with the 1-year AAA GO Index moving again higher to close the period at 0.99%. VRDNs, as stated above, also crept higher and investors were given little incentive to extend as the pickup from very short VRDNs to one-year term paper was barely a few basis points. Further, the State of Texas issued its $5 billion one-year AAA-rated note deal in August 2017 at 0.92%. Few money fund investors participated in the bellwether deal as the note offered very little incentive beyond the yield offered for weekly reset VRDNs.

Looking ahead, the actions of the FOMC remain front and center as the policy-making group continues to assess current market conditions to determine when and whether to raise rates again in 2017 and 2018. Most municipal money fund managers remain defensively positioned ahead of the December Fed meeting and continue to maintain very short average weighted maturities. Fund managers are expected to remain highly selective with respect to one-year municipal note purchases in the secondary market as there is currently very little yield pickup versus VRDNs.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Information as of October 31, 2017

Federal Trust Fund

Federal Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	0.91%	0.91%
Dollar	0.66%	0.66%
Cash Management	0.41%	0.41%
Cash Reserve	0.51%	0.51%
Administration	0.81%	0.81%

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
U.S. Government Sponsored Agency Obligations	72%
U.S. Treasury Obligations	32
Liabilities in Excess of Other Assets	(4)

FedFund

FedFund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	0.94%	0.94%
Dollar	0.69%	0.69%
Cash Management	0.44%	0.44%
Cash Reserve	0.54%	0.54%
Administration	0.84%	0.84%
Select	0.11%	0.11%
Private Client	0.43%	0.43%

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Repurchase Agreements	53%
U.S. Government Sponsored Agency Obligations	28
U.S. Treasury Obligations	21
Liabilities in Excess of Other Assets	(2)

TempCash

TempCash’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	1.17%	1.17%
Dollar	0.92%	0.92%

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Commercial Paper	50%
Certificates of Deposit	22
Time Deposits	17
Repurchase Agreements	10
Other Assets Less Liabilities	1

TempFund

TempFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	1.21%	1.21%
Dollar	0.96%	0.96%
Cash Management	0.71%	0.71%
Cash Reserve	0.81%	0.81%
Administration	1.11%	1.11%
Select	0.58%	0.58%
Private Client	0.71%	0.71%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Commercial Paper	30%
Time Deposits	28
Certificates of Deposit	29
Repurchase Agreements	10
Other Assets Less Liabilities	3

FUND INFORMATION	5

Fund Information as of October 31, 2017 (continued)

T-Fund

T-Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	0.93%	0.93%
Dollar	0.68%	0.68%
Cash Management	0.43%	0.43%
Cash Reserve	0.53%	0.53%
Administration	0.83%	0.83%
Select	0.10%	0.10%

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Repurchase Agreements	63%
U.S. Treasury Obligations	38
Liabilities in Excess of Other Assets	(1)

Treasury Trust Fund

Treasury Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	0.93%	0.93%
Dollar	0.68%	0.68%
Cash Management	0.43%	0.43%
Cash Reserve	0.53%	0.53%
Administration	0.83%	0.83%
Select	0.10%	0.10%

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
U.S. Treasury Obligations	112%
Liabilities in Excess of Other Assets	(12)

MuniCash

MuniCash’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	0.74%	0.74%
Dollar	0.49%	0.49%

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Variable Rate Demand Notes	73%
Commercial Paper	19
Municipal Bonds	5
Closed-End Investment Companies	3
Liabilities in Excess of Other Assets	—	(a)

(a)	Representing less than 0.5% of the Fund’s net assets.

MuniFund

MuniFund’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	0.74%	0.74%
Dollar	0.49%	0.49%
Cash Management	0.24%	0.24%
Administration	0.64%	0.64%
Select	0.00%	0.00%
Private Client	0.26%	0.26%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Variable Rate Demand Notes	67%
Commercial Paper	14
Municipal Bonds	14
Closed-End Investment Companies	5
Other Assets Less Liabilities	—	(a)

(a)	Representing less than 0.5% of the Fund’s net assets.

6	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Information as of October 31, 2017 (continued)

California Money Fund

California Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	0.71%	0.71%
Select	0.00%	0.00%
Private Client	0.23%	0.23%

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Variable Rate Demand Notes	78%
Commercial Paper	17
Closed-End Investment Companies	5
Other Assets Less Liabilities	—	(a)

(a)	Representing less than 0.5% of the Fund’s net assets.

New York Money Fund

New York Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	0.72%	0.72%
Select	0.00%	0.00%
Private Client	0.24%	0.24%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Variable Rate Demand Notes	97%
Closed-End Investment Companies	3
Other Assets Less Liabilities	—	(a)

(a)	Representing less than 0.5% of the Fund’s net assets.

FUND INFORMATION	7

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including advisory fees, service and distribution fees, including 12b-1 fees, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on May 1, 2017 and held through October 31, 2017) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical (a)
	Beginning Account Value (05/01/17)	Ending Account Value (10/31/17)	Expenses Paid During the Period (b)	Beginning Account Value (05/01/17)	Ending Account Value (10/31/17)	Expenses Paid During the Period (b)	Annualized Expense Ratio
Federal Trust Fund
Institutional	$1,000.00	$1,004.00	$0.86	$1,000.00	$1,024.35	$0.87	0.17%
Dollar	1,000.00	1,002.80	2.12	1,000.00	1,023.09	2.14	0.42
Cash Management	1,000.00	1,001.50	3.38	1,000.00	1,021.83	3.41	0.67
Cash Reserve	1,000.00	1,002.00	2.88	1,000.00	1,022.33	2.91	0.57
Administration	1,000.00	1,003.50	1.36	1,000.00	1,023.84	1.38	0.27

FedFund
Institutional	$1,000.00	$1,004.30	$0.86	$1,000.00	$1,024.35	$0.87	0.17%
Dollar	1,000.00	1,003.00	2.12	1,000.00	1,023.09	2.14	0.42
Cash Management	1,000.00	1,001.80	3.38	1,000.00	1,021.83	3.41	0.67
Cash Reserve	1,000.00	1,002.30	2.88	1,000.00	1,022.33	2.91	0.57
Administration	1,000.00	1,003.80	1.36	1,000.00	1,023.84	1.38	0.27
Select	1,000.00	1,000.30	4.89	1,000.00	1,020.32	4.94	0.97
Private Client	1,000.00	1,001.70	3.43	1,000.00	1,021.78	3.47	0.68

TempCash
Institutional	$1,000.00	$1,005.70	$0.91	$1,000.00	$1,024.30	$0.92	0.18%
Dollar	1,000.00	1,004.40	2.17	1,000.00	1,023.04	2.19	0.43

TempFund
Institutional	$1,000.00	$1,005.60	$0.91	$1,000.00	$1,024.30	$0.92	0.18%
Dollar	1,000.00	1,004.40	2.17	1,000.00	1,023.04	2.19	0.43
Cash Management	1,000.00	1,003.10	3.43	1,000.00	1,021.78	3.47	0.68
Cash Reserve	1,000.00	1,003.60	2.93	1,000.00	1,022.28	2.96	0.58
Administration	1,000.00	1,005.10	1.42	1,000.00	1,023.79	1.43	0.28
Select	1,000.00	1,001.60	5.05	1,000.00	1,020.16	5.09	1.00
Private Client	1,000.00	1,003.20	3.43	1,000.00	1,021.78	3.47	0.68

T-Fund
Institutional	$1,000.00	$1,004.20	$0.86	$1,000.00	$1,024.35	$0.87	0.17%
Dollar	1,000.00	1,002.90	2.12	1,000.00	1,023.09	2.14	0.42
Cash Management	1,000.00	1,001.70	3.38	1,000.00	1,021.83	3.41	0.67
Cash Reserve	1,000.00	1,002.20	2.88	1,000.00	1,022.33	2.91	0.57
Administration	1,000.00	1,003.70	1.36	1,000.00	1,023.84	1.38	0.27
Select	1,000.00	1,000.20	4.84	1,000.00	1,020.37	4.89	0.96

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)	For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365(to reflect the one-half year period shown).

8	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Expenses (continued)

Expense Examples  (continued)

	Actual			Hypothetical (a)
	Beginning Account Value (05/01/17)	Ending Account Value (10/31/17)	Expenses Paid During the Period (b)	Beginning Account Value (05/01/17)	Ending Account Value (10/31/17)	Expenses Paid During the Period (b)	Annualized Expense Ratio
Treasury Trust Fund
Institutional	$1,000.00	$1,004.00	$0.86	$1,000.00	$1,024.35	$0.87	0.17%
Dollar	1,000.00	1,002.80	2.12	1,000.00	1,023.09	2.14	0.42
Cash Management	1,000.00	1,001.30	3.38	1,000.00	1,021.83	3.41	0.67
Cash Reserve	1,000.00	1,002.00	2.88	1,000.00	1,022.33	2.91	0.57
Administration	1,000.00	1,003.50	1.36	1,000.00	1,023.84	1.38	0.27
Select	1,000.00	1,000.20	4.54	1,000.00	1,020.67	4.58	0.90

MuniCash
Institutional	$1,000.00	$1,003.40	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Dollar	1,000.00	1,002.10	2.27	1,000.00	1,022.94	2.29	0.45

MuniFund
Institutional	$1,000.00	$1,003.40	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Dollar	1,000.00	1,002.10	2.27	1,000.00	1,022.94	2.29	0.45
Cash Management	1,000.00	1,000.90	3.53	1,000.00	1,021.68	3.57	0.70
Administration	1,000.00	1,002.90	1.51	1,000.00	1,023.69	1.53	0.30
Select	1,000.00	1,000.00	4.34	1,000.00	1,020.87	4.38	0.86
Private Client	1,000.00	1,001.00	3.43	1,000.00	1,021.78	3.47	0.68

California Money Fund
Institutional	$1,000.00	$1,003.10	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Select	1,000.00	1,000.00	4.08	1,000.00	1,021.12	4.13	0.81
Private Client	1,000.00	1,000.70	3.43	1,000.00	1,021.78	3.47	0.68

New York Money Fund
Institutional	$1,000.00	$1,003.20	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Select	1,000.00	1,000.00	4.18	1,000.00	1,021.02	4.23	0.83
Private Client	1,000.00	1,000.80	3.43	1,000.00	1,021.78	3.47	0.68

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)	For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

DISCLOSURE OF EXPENSES	9

Schedule of Investments October 31, 2017	Federal Trust Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Sponsored Agency Obligations — 71.4%
Federal Farm Credit Bank Bonds:
1.00%, 11/06/17	$5,550	$5,549,984
1.10%, 03/14/18	16,688	16,688,102
Federal Farm Credit Banks Discount Notes(a):
1.04%, 11/01/17	20,000	20,000,000
1.02%, 11/06/17	47,590	47,584,316
1.02%, 11/08/17	15,510	15,507,014
1.02%, 11/22/17	15,340	15,331,052
1.06%, 12/11/17	20,000	19,979,556
1.14%, 01/10/18	12,365	12,337,110
1.14%, 01/11/18	16,095	16,067,701
1.18%, 03/15/18	10,000	9,956,822
1.18%, 03/23/18	12,370	12,313,400
1.30%, 05/25/18	30,930	30,711,600
1.32%, 06/06/18	7,695	7,637,020
1.35%, 07/13/18	19,570	19,393,261
Federal Farm Credit Banks Variable Rate Notes(b):
(LIBOR USD 1 Month + 0.03%), 1.27%, 11/13/17	5,940	5,939,850
(LIBOR USD 1 Month + 0.13%), 1.36%, 12/04/17	3,000	3,000,000
(LIBOR USD 1 Month + 0.04%), 1.28%, 12/08/17	1,880	1,879,759
(LIBOR USD 1 Month + 0.04%), 1.28%, 01/02/18	658	657,865
(LIBOR USD 1 Month + 0.02%), 1.26%, 05/17/18	9,530	9,533,660
(LIBOR USD 1 Month + 0.11%), 1.34%, 09/06/18	27,300	27,299,302
(LIBOR USD 1 Month - 0.09%), 1.15%, 05/07/19	45,000	44,996,688
Federal Home Loan Bank Bonds, 1.38%, 03/09/18	25,905	25,929,426
Federal Home Loan Banks Discount Notes(a):
1.02%, 11/02/17	28,430	28,429,205
1.02%, 11/08/17	34,865	34,858,051
1.02%, 11/09/17	34,865	34,857,059
1.02%, 11/10/17	100,000	99,974,750
1.02%, 11/15/17	70,000	69,972,560
1.02%, 11/16/17	75,000	74,968,437
1.02%, 11/17/17	100,000	99,954,889
1.02%, 11/22/17	300,000	299,821,500
1.02%, 11/24/17	75,000	74,950,885
1.06%, 12/01/17	22,755	22,733,762
1.06%, 12/15/17	106,740	106,606,717
1.14%, 01/03/18	23,425	23,381,834
1.14%, 01/04/18	30,285	30,226,853
1.14%, 01/05/18	26,325	26,274,712
1.14%, 01/08/18	11,380	11,357,322
1.14%, 01/12/18	68,325	68,176,352
1.14%, 01/17/18	35,000	34,916,156
1.14%, 01/19/18	40,065	39,965,298
1.16%, 02/28/18	36,100	35,966,350
1.18%, 03/02/18	26,195	26,095,950
1.18%, 03/20/18	10,715	10,667,422
1.18%, 03/21/18	25,000	24,885,764
1.18%, 03/23/18	25,700	25,580,584
1.18%, 03/28/18	10,165	10,116,229

Security	Par (000)	Value
U.S. Government Sponsored Agency Obligations (continued)
Federal Home Loan Banks Variable Rate Notes(b):
(LIBOR USD 3 Month - 0.12%), 1.19%, 11/02/17	$18,495	$18,495,000
(LIBOR USD 3 Month - 0.18%), 1.14%, 11/08/17	10,000	10,000,000
(LIBOR USD 3 Month - 0.06%), 1.26%, 12/18/17	10,000	10,000,000
(LIBOR USD 3 Month - 0.33%), 0.99%, 03/13/18	21,745	21,745,000
(LIBOR USD 3 Month - 0.26%), 1.09%, 04/09/18	50,000	50,000,000
(LIBOR USD 1 Month - 0.15%), 1.09%, 04/17/18	38,830	38,830,000
(LIBOR USD 1 Month - 0.14%), 1.10%, 04/17/18	35,000	35,000,000
(LIBOR USD 1 Month - 0.14%), 1.10%, 05/18/18	23,860	23,860,000
(LIBOR USD 1 Month - 0.14%), 1.10%, 06/05/18	20,000	20,000,000
(LIBOR USD 3 Month - 0.16%), 1.16%, 06/08/18	15,500	15,500,000
(LIBOR USD 1 Month - 0.14%), 1.10%, 07/05/18	33,195	33,195,000
(LIBOR USD 1 Month - 0.04%), 1.20%, 07/09/18	35,000	35,000,000
(LIBOR USD 1 Month - 0.12%), 1.12%, 10/03/18	26,000	26,000,000
(LIBOR USD 1 Month - 0.11%), 1.13%, 10/24/18	20,000	20,000,000
(LIBOR USD 1 Month - 0.10%), 1.14%, 12/21/18	24,500	24,500,000
(LIBOR USD 1 Month - 0.09%), 1.15%, 01/25/19	27,080	27,080,000
(LIBOR USD 3 Month - 0.16%), 1.17%, 06/20/19	23,805	23,805,000
(LIBOR USD 3 Month - 0.16%), 1.17%, 06/27/19	8,520	8,518,524

Total U.S. Government Sponsored Agency Obligations — 71.4% (Cost: $2,124,560,653)		2,124,560,653

U.S. Treasury Obligations — 32.2%
U.S. Treasury Bills(a):
0.93%, 11/02/17	124,000	123,996,694
0.95%,11/09/17	186,000	185,958,569
0.97%, 11/16/17	25,000	24,989,635
0.99%, 11/24/17	40,000	39,974,317
1.03%, 11/30/17	200,000	199,841,333
1.00%, 12/07/17	75,000	74,923,500
0.98%, 12/21/17	27,595	27,552,075
1.06%, 01/04/18	67,405	67,273,159
1.22%, 03/22/18	15,710	15,637,855
1.24%, 03/29/18	128,490	127,871,963
1.24%, 04/05/18	25,000	24,872,125
U.S. Treasury Notes(b):
(US Treasury 3 Month Bill Money Market Yield + 0.27%), 1.41%, 01/31/18	5,005	5,004,739
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 1.27%, 01/31/19	40,000	39,999,999

Total U.S. Treasury Obligations — 32.2% (Cost: $957,895,963)		957,895,963

Total Investments — 103.6% (Cost: $3,082,456,616)(c)		3,082,456,616
Liabilities in Excess of Other Assets — (3.6)%		(108,211,117)

Net Assets — 100.0%		$2,974,245,499

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

10	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017	Federal Trust Fund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements:

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$—	$3,082,456,616	$—	$3,082,456,616

	$—	$3,082,456,616	$—	$3,082,456,616

(a)	See above Schedule of Investments for values in each security type.

During the year ended October 31, 2017, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments October 31, 2017	FedFund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Sponsored Agency Obligations — 28.5%
Federal Farm Credit Banks Variable Rate Notes(a):
(LIBOR USD 1 Month + 0.06%), 1.30%, 11/06/17	$835	$834,991
(LIBOR USD 1 Month + 0.03%), 1.27%, 11/13/17	2,265	2,264,948
(LIBOR USD 1 Month + 0.13%), 1.36%, 12/04/17	97,000	97,000,000
(LIBOR USD 1 Month + 0.04%), 1.27%, 12/08/17	740	739,905
(LIBOR USD 1 Month + 0.04%), 1.28%, 01/02/18	259	258,947
(LIBOR USD 1 Month + 0.18%), 1.41%, 04/04/18	158,970	158,964,715
(LIBOR USD 1 Month + 0.11%), 1.34%, 09/06/18	303,385	303,377,243
(LIBOR USD 1 Month + 0.09%), 1.33%, 10/19/18	150,000	150,000,000
(LIBOR USD 1 Month + 0.06%), 1.29%, 12/12/18	245,000	244,985,829
(Federal Reserve Bank Prime Loan Rate US - 2.86%), 1.39%, 12/14/18	160,000	159,982,020
(Federal Reserve Bank Prime Loan Rate US - 2.90%), 1.35%, 12/27/18	50,000	49,994,016
(LIBOR USD 1 Month + 0.07%), 1.31%, 01/08/19	125,000	125,000,000
(LIBOR USD 1 Month - 0.07%), 1.17%, 01/09/19	150,000	149,967,526
(Federal Reserve Bank Prime Loan Rate US - 2.97%), 1.28%, 03/06/19	50,000	49,993,244
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 1.28%, 03/13/19	85,000	84,965,115
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 1.29%, 03/22/19	100,000	99,972,150
(LIBOR USD 1 Month - 0.09%), 1.15%, 05/07/19	101,000	100,992,567
Federal Home Loan Bank Bonds:
0.88%, 01/30/18	144,500	144,499,023
1.38%, 03/09/18	77,600	77,648,649
Federal Home Loan Banks Discount Notes(b):
1.02%, 11/02/17	112,000	111,997,667
1.02%, 11/07/17	91,170	91,154,273
1.02%, 11/08/17	44,000	43,991,111
1.02%, 11/15/17	721,690	721,407,098
1.06%, 12/01/17	177,245	177,079,571
1.06%, 12/04/17	444,840	444,432,230
1.06%, 12/06/17	100,000	99,898,208
1.06%, 12/14/17	470,000	469,477,908
1.06%, 12/15/17	300,410	300,034,719
1.14%, 01/02/18	454,065	453,236,079
1.14%, 01/03/18	150,000	149,723,587
1.14%, 01/08/18	311,965	311,343,323
1.14%, 01/17/18	82,000	81,803,564
1.14%, 01/19/18	283,000	282,295,754
1.14%, 01/31/18	250,000	249,277,688
1.16%, 02/07/18	650,000	647,968,678
1.16%, 02/14/18	455,000	453,495,088
1.18%, 03/02/18	773,000	770,077,094
1.18%, 03/19/18	146,740	146,076,246
1.18%, 03/20/18	311,215	309,833,119
1.27%, 04/20/18	38,845	38,617,541
Federal Home Loan Banks Variable Rate Notes(a):
(LIBOR USD 3 Month - 0.12%), 1.19%, 11/02/17	167,680	167,680,000
(LIBOR USD 3 Month - 0.18%), 1.14%, 11/08/17	473,600	473,600,000
(LIBOR USD 1 Month - 0.01%), 1.23%, 12/19/17	115,000	114,998,784
(LIBOR USD 3 Month - 0.22%), 1.11%, 12/21/17	250,000	250,000,000
(LIBOR USD 3 Month - 0.04%), 1.31%, 01/08/18	83,700	83,700,000
(LIBOR USD 1 Month - 0.04%), 1.20%, 01/18/18	500,000	500,000,000
(LIBOR USD 3 Month - 0.30%), 1.06%, 01/24/18	200,000	200,000,000
(LIBOR USD 3 Month - 0.07%), 1.31%, 01/26/18	95,000	94,998,884
(LIBOR USD 3 Month - 0.06%), 1.31%, 01/26/18	274,000	274,000,000
(LIBOR USD 3 Month - 0.15%), 1.17%, 02/15/18	100,000	100,000,000
(LIBOR USD 3 Month - 0.20%), 1.12%, 03/02/18	159,500	159,500,000
(LIBOR USD 3 Month - 0.20%), 1.12%, 03/08/18	382,000	382,000,000
(LIBOR USD 3 Month + 0.00%), 1.32%, 03/08/18	53,925	53,926,895

Security	Par (000)	Value
U.S. Government Sponsored Agency Obligations (continued)
(LIBOR USD 3 Month - 0.17%), 1.15%, 03/15/18	$250,000	$250,000,000
(LIBOR USD 3 Month - 0.17%), 1.15%, 03/16/18	250,000	250,000,000
(LIBOR USD 3 Month - 0.20%), 1.12%, 03/22/18	247,500	247,500,000
(LIBOR USD 3 Month - 0.22%), 1.11%, 03/26/18	245,000	245,006,657
(LIBOR USD 3 Month - 0.18%), 1.15%, 03/26/18	55,000	55,002,219
(LIBOR USD 3 Month - 0.20%), 1.13%, 03/27/18	250,000	250,000,000
(LIBOR USD 3 Month - 0.26%), 1.09%, 04/09/18	200,000	200,000,000
(LIBOR USD 1 Month - 0.09%), 1.15%, 04/12/18	250,000	249,997,241
(LIBOR USD 1 Month - 0.14%), 1.10%, 04/13/18	555,000	555,000,000
(LIBOR USD 3 Month - 0.28%), 1.07%, 04/17/18	250,000	250,000,000
(LIBOR USD 1 Month - 0.15%), 1.09%, 04/17/18	729,570	729,570,000
(LIBOR USD 3 Month - 0.35%), 0.96%, 05/08/18	75,000	75,001,313
(LIBOR USD 3 Month - 0.35%), 0.96%, 05/09/18	150,000	150,000,000
(LIBOR USD 1 Month - 0.14%), 1.09% - 1.10%, 05/18/18	612,065	612,065,000
(LIBOR USD 1 Month - 0.14%), 1.10%, 05/22/18	420,000	420,000,000
(LIBOR USD 1 Month - 0.14%), 1.10%, 06/05/18	288,100	288,100,000
(LIBOR USD 1 Month - 0.14%), 1.10%, 06/07/18	500,000	500,000,000
(LIBOR USD 3 Month - 0.16%), 1.16%, 06/08/18	422,500	422,500,000
(LIBOR USD 1 Month - 0.04%), 1.20%, 07/09/18	175,000	175,000,000
(LIBOR USD 1 Month - 0.12%), 1.12%, 10/01/18	250,000	250,000,000
(LIBOR USD 1 Month - 0.12%), 1.12%, 10/03/18	110,000	109,998,278
(LIBOR USD 1 Month - 0.11%), 1.13%, 10/19/18	250,000	250,000,000
(LIBOR USD 1 Month - 0.11%), 1.13%, 10/24/18	690,000	690,000,000
(LIBOR USD 1 Month - 0.11%), 1.13%, 10/26/18	500,000	500,000,000
(LIBOR USD 1 Month - 0.10%), 1.14%, 11/02/18	202,500	202,500,000
(LIBOR USD 3 Month - 0.17%), 1.14%, 11/09/18	500,000	500,000,000
(LIBOR USD 1 Month - 0.10%), 1.14%, 12/21/18	680,500	680,500,000
(LIBOR USD 1 Month - 0.09%), 1.15%, 01/14/19	175,000	175,000,268
(LIBOR USD 3 Month - 0.16%), 1.17%, 06/20/19	869,395	869,395,000
(LIBOR USD 3 Month - 0.16%), 1.17%, 06/27/19	198,980	198,945,527
(LIBOR USD 1 Month - 0.06%), 1.18%, 09/11/19	221,800	221,800,000
Federal Home Loan Mortgage Corp. Discount Notes, 1.16%, 02/16/18(b)	283,610	282,691,182
Federal Home Loan Mortgage Corp. Notes:
1.00%, 12/15/17	500,000	500,076,601
0.75%, 01/12/18	657,047	656,840,537
Federal Home Loan Mortgage Corp. Variable Rate Notes(a):
(LIBOR USD 3 Month - 0.03%), 1.32%, 01/08/18	113,360	113,360,000
(LIBOR USD 3 Month - 0.03%), 1.33%, 01/12/18	100,000	100,000,000
(LIBOR USD 3 Month + 0.02%), 1.34%, 03/08/18	84,000	84,000,000
Federal National Mortgage Association Notes:
0.88%, 02/08/18	86,176	86,164,084
0.88%, 05/21/18	100,000	99,802,507
Federal National Mortgage Association Variable Rate Notes(a):
(LIBOR USD 3 Month - 0.03%), 1.33%, 01/11/18	42,000	42,000,000
(LIBOR USD 3 Month - 0.05%), 1.28%, 03/21/18	53,120	53,171,314

Total U.S. Government Sponsored Agency Obligations — 28.5% (Cost: $23,800,053,725)		23,800,053,725

U.S. Treasury Obligations — 20.6%
U.S. Treasury Bills(b):
0.97%, 11/16/17	1,005	1,004,583
1.05%, 12/08/17	3,417,050	3,413,432,675
1.06%, 01/02/18	1,648,030	1,645,021,430
1.15%, 02/01/18	125,000	124,642,951
1.14%, 02/08/18	48,800	48,649,025
1.14%, 02/15/18	1,178,820	1,174,946,508
1.19%, 03/01/18	514,530	512,617,663
1.21%, 03/08/18	397,700	396,115,777
1.21%, 03/15/18	504,810	502,675,619

12	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017	FedFund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations (continued)
1.22%, 03/22/18	$168,540	$167,775,251
1.24%, 03/29/18	3,346,430	3,330,333,672
1.24%, 04/05/18	1,298,330	1,291,679,339
1.25%, 04/12/18	840,000	835,388,400
1.29%, 05/03/18	1,283,350	1,275,175,061
1.35%, 07/19/18	11,095	10,999,645
1.44%, 10/11/18	181,250	178,885,895
U.S. Treasury Notes:
0.88% - 4.25%, 11/15/17	160,032	160,159,627
0.88%, 11/30/17	63,790	63,793,262
2.75%, 12/31/17	350,000	350,904,432
2.63%, 01/31/18	150,000	150,613,894
0.75%, 02/28/18	200,000	199,895,749
1.00%, 03/15/18	1,015,000	1,015,271,887
1.50%, 08/31/18	110,000	110,097,324

Security	Par (000)	Value
U.S. Treasury Obligations (continued)
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 1.27%, 01/31/19(a)	$200,000	$200,015,647

Total U.S. Treasury Obligations — 20.6% (Cost: $17,160,095,316)		17,160,095,316

Total Repurchase Agreements — 52.8% (Cost: $44,071,542,500)		44,071,542,500

Total Investments — 101.9% (Cost: $85,031,691,541)(c)		85,031,691,541
Liabilities in Excess of Other Assets — (1.9)%		(1,611,494,481)

Net Assets — 100.0%		$83,420,197,060

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Rates are discount rates or a range of discount rates at the time of purchase.
(c)	Cost for U.S. federal income tax purposes.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Montreal	1.05%		10/31/17	11/01/17	$5,580	$5,580	$5,580,163	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 3.50%, due 12/07/17 to 01/01/29	$6,409,451	$5,708,686
Barclays Capital, Inc.	1.05		10/31/17	11/01/17	500,000	500,000	500,014,583	U.S. Treasury Obligations, 0.00% to 2.63%, due 11/15/17 to 08/15/45	499,410,673	510,000,095
BNP Paribas SA	1.04	(a)	09/29/17	11/01/17	600,000	600,000	600,572,000	U.S. Treasury Obligations, 0.00% to 2.38%, due 11/30/17 to 07/15/26	555,799,800	612,000,088
	1.04	(a)	10/13/17	11/10/17	790,500	790,500	791,139,427	U.S. Treasury Obligations, 0.00% to 9.13%, due 05/15/18 to 05/15/42	756,339,900	806,310,038
	1.05		10/31/17	11/01/17	3,000	3,000	3,000,088	U.S. Treasury Obligations, 0.00% to 1.50%, due 08/31/18 to 11/15/45	3,051,206	3,060,000
	1.05	(a)	10/03/17	11/03/17	920,000	920,000	920,831,833	U.S. Treasury Obligations, 0.00% to 9.13%, due 12/31/17 to 11/15/45	913,578,700	938,400,016
	1.05	(a)	10/05/17	11/03/17	1,270,665	1,270,665	1,271,739,771	U.S. Treasury Obligations, 0.00% to 4.25%, due 11/15/17 to 02/15/42	1,190,397,652	1,296,078,300
	1.05	(a)	10/13/17	11/10/17	250,000	250,000	250,204,167	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 8.13%, due 09/25/18 to 08/25/54	2,822,953,800	260,062,846

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (continued) October 31, 2017	FedFund (Percentages shown are based on Net Assets)

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.06%		10/31/17	11/01/17	$28,000	$28,000	$28,000,824	U.S. Government Sponsored Agency Obligations, 0.00% to 6.00%, due 12/25/20 to 10/20/47	$48,351,996	$29,005,178
	1.07		10/31/17	11/01/17	500,000	500,000	500,014,861	U.S. Treasury Obligation, 1.63%, due 11/30/20	508,728,200	510,000,021
	1.07		10/31/17	11/01/17	500,000	500,000	500,014,861	U.S. Treasury Obligation, 1.13%, due 02/28/21	520,408,200	510,000,036
	1.07		10/31/17	11/01/17	1,000,000	1,000,000	1,000,029,722	U.S. Treasury Obligation, 2.13%, due 08/15/21	1,006,165,300	1,020,000,073
	1.07		10/31/17	11/01/17	500,000	500,000	500,014,861	U.S. Treasury Obligation, 2.38%, due 08/15/24	502,463,000	509,999,945
	1.07		10/31/17	11/01/17	500,000	500,000	500,014,861	U.S. Treasury Obligation, 1.75%, due 12/31/20	507,462,700	510,000,014
	1.23	(a)	10/31/17	11/07/17	600,000	600,000	600,143,500	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 7.30%, due 08/31/18 to 08/25/54	10,104,610,056	637,871,679
	1.39	(a)	10/31/17	12/05/17	100,000	100,000	100,135,463	U.S. Government Sponsored Agency Obligations, 0.00% to 7.50%, due 02/20/21 to 11/01/47	1,900,115,196	107,122,744

Total BNP Paribas SA						$7,562,165				$7,749,910,978
Citigroup Global Markets, Inc.	1.04		10/31/17	11/07/17	126,000	126,000	126,025,480	U.S. Treasury Obligations, 0.75% to 2.25%, due 02/28/18 to 08/15/46	143,721,500	128,520,042
	1.05	(b)	10/31/17	11/01/17	240,000	240,000	240,007,000	U.S. Treasury Obligations, 0.13% to 2.00%, due 02/28/19 to 07/15/26	245,670,719	244,800,037
	1.07		10/31/17	11/01/17	2,000	2,000	2,000,059	U.S. Treasury Obligation, 0.38%, due 07/15/23	1,910,800	2,040,102
	1.15	(a)	10/31/17	11/01/17	250,000	250,000	250,007,986	U.S. Government Sponsored Agency Obligations, 4.76% to 7.42%, due 04/15/34 to 10/25/47	2,338,995,553	267,500,000

Total Citigroup Global Markets, Inc.						$618,000				$642,860,181
Credit Agricole Corporate and Investment Bank SA	1.05	(b)	10/31/17	11/01/17	1,305,000	1,305,000	1,305,038,063	U.S. Treasury Obligations, 0.13% to 2.75%, due 04/30/23 to 07/15/26	1,350,202,356	1,331,100,062
	1.05		10/31/17	11/01/17	100,000	100,000	100,002,917	U.S. Treasury Obligation, 1.50%, due 03/31/23	104,915,100	102,000,031
	1.06		10/31/17	11/01/17	20,000	20,000	20,000,589	U.S. Treasury Obligation, 1.38%, due 01/31/20	20,444,800	20,400,077
	1.06		10/27/17	11/03/17	500,000	500,000	500,103,056	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 2.25% to 8.88%, due 02/15/19 to 07/01/47	596,087,556	513,581,146
	1.06		10/31/17	11/07/17	299,385	299,385	299,446,707	U.S. Treasury Obligations, 0.00% to 1.63%, due 08/31/22 to 02/15/44	491,377,200	305,372,702

14	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017	FedFund (Percentages shown are based on Net Assets)

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.08	%(a)	10/31/17	11/07/17	$50,000	$50,000	$50,010,500	U.S. Treasury Obligation, 1.38%, due 01/31/20	$51,111,900	$51,000,093

Total Credit Agricole Corporate and Investment Bank SA						$2,274,385				$2,323,454,111
Credit Suisse Securities USA LLC	1.03		10/31/17	11/01/17	185,715	185,715	185,720,314	U.S. Treasury Obligation, 2.75%, due 02/15/24	182,045,000	189,429,484
Deutsche Bank AG	1.05		10/31/17	11/01/17	301,015	301,015	301,023,780	U.S. Treasury Obligations, 0.38% to 8.75%, due 09/30/18 to 02/15/36	278,289,100	307,035,350
	1.05		10/31/17	11/01/17	53,845	53,845	53,846,571	U.S. Treasury Obligations, 1.38% to 3.88%, due 07/15/18 to 02/15/46	39,517,500	54,921,914

Total Deutsche Bank AG						$354,860				$361,957,264
Deutsche Bank Securities, Inc.	1.05		10/31/17	11/01/17	450,000	450,000	450,013,125	U.S. Treasury Obligations, 0.00%, due 02/15/32 to 11/15/46	860,143,493	459,000,000
Federal Reserve Bank of New York	1.00		10/31/17	11/01/17	5,000,000	5,000,000	5,000,138,889	U.S. Treasury Obligations, 1.25% to 1.38%, due 03/31/21 to 05/31/21	5,082,489,600	5,000,138,913
Goldman Sachs & Co. LLC	1.03		10/31/17	11/01/17	25,000	25,000	25,000,715	U.S. Treasury Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 6.63%, due 01/08/18 to 05/15/44	29,945,627	25,500,000
	1.04		10/31/17	11/01/17	500,000	500,000	500,014,444	U.S. Government Sponsored Agency Obligations, 0.00% to 6.00%, due 01/26/18 to 08/15/52	519,766,577	510,000,000
	1.04		10/31/17	11/01/17	1,534,000	1,534,000	1,534,044,316	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligation, 2.13% to 7.00%, due 06/30/22 to 06/15/52	2,167,801,114	1,564,839,026
	1.04		10/31/17	11/01/17	326,000	326,000	326,009,418	U.S. Treasury Obligation, 0.00%, due 01/04/18	333,155,300	332,520,084
	1.44	(a)	10/31/17	12/05/17	1,114,500	1,114,500	1,116,060,300	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligation, 1.25% to 6.50%, due 11/15/18 to 10/15/52	1,650,442,716	1,136,790,000

Total Goldman Sachs & Co. LLC						$3,499,500				$3,569,649,110
HSBC Securities USA, Inc.	1.03	(c)	10/31/17	11/01/17	335,000	335,000	335,009,585	U.S. Treasury Obligations, 2.00% to 2.13%, due 05/15/25 to 08/15/25	344,005,400	341,703,378
	1.03		10/25/17	11/01/17	695,500	695,500	695,639,293	U.S. Treasury Obligations, 1.00% to 2.25%, due 09/30/19 to 02/15/27	709,073,900	709,414,335
	1.04	(c)	10/31/17	11/01/17	380,000	380,000	380,010,978	U.S. Government Sponsored Agency Obligations, 3.00% to 5.00%, due 10/01/31 to 08/01/47	561,618,164	391,403,189
	1.04		10/31/17	11/01/17	6,000	6,000	6,000,173	U.S. Government Sponsored Agency Obligation, 3.50%, due 08/01/47	6,035,000	6,180,384
	1.04		10/31/17	11/07/17	441,835	441,835	441,924,349	U.S. Treasury Obligations, 2.00% to 3.38%, due 11/15/26 to 05/15/44	434,411,200	450,675,720

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (continued) October 31, 2017	FedFund (Percentages shown are based on Net Assets)

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.05%		10/31/17	11/07/17	$500,000	$500,000	$500,102,083	U.S. Government Sponsored Agency Obligations, 2.50% to 6.50%, due 07/01/22 to 03/01/47	$1,110,766,924	$515,001,403

Total HSBC Securities USA, Inc.						$2,358,335				$2,414,378,409
JP Morgan Securities LLC	1.05		10/31/17	11/01/17	8,410	8,410	8,410,245	U.S. Treasury Obligation, 0.00%, due 05/15/38	15,420,000	8,579,380
	1.07		10/31/17	11/01/17	490,000	490,000	490,014,564	U.S. Government Sponsored Agency Obligations, 3.32% to 6.50%, due 02/15/32 to 07/15/59	634,382,543	504,702,328
	1.14	(c)	10/31/17	11/01/17	350,000	350,000	350,011,083	U.S. Government Sponsored Agency Obligations, 4.00%, due 08/01/47 to 09/01/47	345,780,426	360,500,918
	1.24	(a)	10/31/17	11/07/17	1,000,000	1,000,000	1,000,241,758	U.S. Government Sponsored Agency Obligations and U.S. Treasury obligations, 2.75% to 6.00%, due 06/01/23 to 11/01/47	2,446,013,592	1,031,956,429

Total JP Morgan Securities LLC						$1,848,410				$1,905,739,055
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.05	(b)	10/31/17	11/01/17	50,000	50,000	50,001,458	U.S. Treasury Obligations, 0.88% to 3.13%, due 10/15/20 to 02/15/47	50,264,100	51,000,003
	1.05		10/31/17	11/01/17	95,000	95,000	95,002,771	U.S. Treasury Obligations, 1.00% to 3.75%, due 11/15/18 to 02/15/25	97,133,800	96,900,082
	1.05		10/31/17	11/01/17	32,000	32,000	32,000,933	U.S. Treasury Obligation, 1.38%, due 12/15/19	32,628,900	32,640,016
	1.07		10/31/17	11/01/17	150,000	150,000	150,004,458	U.S. Government Sponsored Agency Obligations, 0.00% to 27.06%, due 06/25/18 to 08/20/67	10,678,981,995	162,616,347
	1.07		10/31/17	11/01/17	26,000	26,000	26,000,773	U.S. Government Sponsored Agency Obligations, 2.08% to 5.46%, due 10/15/27 to 08/20/64	646,464,786	28,326,237
	1.14		10/26/17	11/02/17	309,500	309,500	309,568,606	U.S. Government Sponsored Agency Obligations, 2.00% to 4.00%, due 12/15/42 to 07/25/53	368,704,440	331,165,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$662,500				$702,647,685
Mizuho Securities USA LLC	1.06		10/31/17	11/01/17	10,000	10,000	10,000,294	U.S. Treasury Obligation, 2.25%, due 11/15/25	10,128,600	10,200,036
	1.07	(a)	10/13/17	11/07/17	600,000	600,000	600,445,833	U.S. Government Sponsored Agency Obligations, 0.00% to 21.45%, due 09/25/22 to 05/16/53	5,977,422,414	631,117,351

16	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017	FedFund (Percentages shown are based on Net Assets)

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.37	%(a)	10/31/17	12/05/17	$750,000	$750,000	$751,000,658	U.S. Government Sponsored Agency Obligations, 0.00% to 16.53%, due 07/15/25 to 10/25/57	$11,935,455,542	$787,500,000

Total Mizuho Securities USA LLC						$1,360,000				$1,428,817,387
MUFG Securities Americas, Inc.	1.03		10/31/17	11/01/17	150,000	150,000	150,004,292	U.S. Government Sponsored Agency Obligations and Corporate/Debt Obligations, 0.13% to 5.66%, due 01/16/19 to 02/15/43	148,482,409	153,000,001
	1.04		10/31/17	11/01/17	1,309,000	1,309,000	1,309,037,816	U.S. Government Sponsored Agency Obligations, 0.00% to 6.28%, due 03/01/19 to 09/15/52	4,733,202,991	1,355,876,844
	1.06	(a)	10/31/17	11/07/17	500,000	500,000	500,103,055	U.S. Treasury Obligations, 0.00% to 7.63%, due 05/31/18 to 11/15/46	497,167,843	510,000,000

Total MUFG Securities Americas, Inc.						$1,959,000				$2,018,876,845
National Australia Bank Ltd.	1.07		10/31/17	11/01/17	73,950	73,950	73,952,198	U.S. Treasury Obligation, 2.00%, due 11/30/22	75,000,000	75,429,000
	1.07		10/31/17	11/01/17	429,000	429,000	429,012,751	U.S. Treasury Obligation, 1.13%, due 01/15/21	375,000,000	437,580,000

Total National Australia Bank Ltd.						$502,950				$513,009,000
Natixis SA	1.04	(c)	10/31/17	11/01/17	190,000	190,000	190,005,489	U.S. Treasury Obligations, 0.13% to 6.00%, due 04/15/18 to 05/15/46	185,307,400	193,800,019
	1.06	(c)	10/31/17	11/01/17	650,000	650,000	650,019,139	U.S. Treasury Obligations and U.S. Government Sponsored Agency Obligations, 0.13% to 8.75%, due 02/15/18 to 08/01/47	1,086,494,079	665,965,833
	1.24	(a)	10/31/17	11/07/17	700,000	700,000	700,169,095	U.S. Government Sponsored Agency Obligations, U.S. Treasury Obligations and Corporate/Debt Obligations, 0.00% to 31.93%, due 01/01/19 to 06/20/64	9,267,540,360	734,763,255

Total Natixis SA						$1,540,000				$1,594,529,107
Nomura Securities International, Inc.	1.05		10/31/17	11/01/17	500,000	500,000	500,014,583	U.S. Treasury Obligations, 0.00% to 7.50%, due 02/15/18 to 08/15/47	506,900,300	510,000,042
	1.06		10/31/17	11/01/17	1,270,000	1,270,000	1,270,037,394	U.S. Government Sponsored Agency Obligations, 1.00% to 9.00%, due 02/01/20 to 09/20/64	1,761,286,943	1,304,532,883

Total Nomura Securities International, Inc.						$1,770,000				$1,814,532,925

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (continued) October 31, 2017	FedFund (Percentages shown are based on Net Assets)

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Prudential Insurance Co. of America	1.09%		10/31/17	11/01/17	$313,037	$313,037	$313,046,478	U.S. Treasury Obligation, 2.88%, due 08/15/45	$317,000,000	$319,298,250
	1.09		10/31/17	11/01/17	48,813	48,813	48,813,978	U.S. Treasury Obligation, 2.75%, due 11/15/42	50,000,000	49,789,000
	1.09		10/31/17	11/01/17	115,563	115,563	115,565,999	U.S. Treasury Obligation, 0.00%, due 05/15/39	215,000,000	117,873,750

Total Prudential Insurance Co. of America						$477,413				$486,961,000
RBC Capital Markets LLC	1.04		10/31/17	11/01/17	22,000	22,000	22,000,636	U.S. Government Sponsored Agency Obligations, 2.96% to 5.59%, due 12/01/26 to 01/15/55	649,473,678	23,046,918
	1.04		10/31/17	11/01/17	375,000	375,000	375,010,833	U.S. Government Sponsored Agency Obligations, 2.00% to 5.00%, due 12/01/20 to 11/01/47	412,673,948	386,014,178
	1.37	(a)	10/31/17	12/05/17	825,000	825,000	826,100,724	U.S. Government Sponsored Agency Obligations, 0.00% to 9.59%, due 12/01/17 to 08/25/57	10,249,767,607	863,593,333

Total RBC Capital Markets LLC						$1,222,000				$1,272,654,429
Societe Generale SA	1.06	(a)	10/31/17	11/07/17	300,000	300,000	300,061,833	U.S. Treasury Obligations, 0.00% to 3.00%, due 01/04/18 to 05/15/45	278,038,800	306,000,039
	1.08		10/31/17	11/01/17	134,000	134,000	134,004,020	U.S. Treasury Obligation, 3.00%, due 05/15/47	131,681,800	136,680,069
	1.08	(a)	09/12/17	11/01/17	250,000	250,000	250,375,000	U.S. Treasury Obligations, 0.00% to 2.50%, due 10/11/18 to 02/15/46	263,598,900	255,000,006
	1.08	(a)	09/29/17	11/01/17	1,000,000	1,000,000	1,000,990,000	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 6.50%, due 03/01/18 to 12/20/63	1,763,472,231	1,021,553,101
	1.08	(a)	10/31/17	11/07/17	1,216,000	1,216,000	1,216,255,360	U.S. Treasury Obligations, 0.00% to 2.38%, due 01/18/18 to 01/15/25	1,229,806,496	1,240,320,000
	1.08	(a)	10/11/17	11/07/17	619,500	619,500	620,001,795	U.S. Treasury Obligations, 0.00% to 3.63%, due 01/25/18 to 02/15/44	614,348,700	631,890,008
	1.09	(a)	09/15/17	11/07/17	1,000,000	1,000,000	1,001,604,722	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 8.75%, due 11/15/17 to 07/20/47	1,239,042,790	1,020,000,081
	1.10	(a)	10/06/17	11/07/17	1,030,230	1,030,230	1,031,237,336	U.S. Treasury Obligations, 0.00% to 3.75%, due 11/30/17 to 11/15/45	1,023,875,972	1,050,834,600

18	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017	FedFund (Percentages shown are based on Net Assets)

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.10	%(a)	10/10/17	11/07/17	$146,500	$146,500	$146,625,339	U.S. Treasury Obligations, 0.00% to 0.25%, due 11/02/17 to 05/15/29	$145,920,897	$149,430,000

Total Societe Generale SA						$5,696,230				$5,811,707,904
TD Securities USA LLC	1.05		10/31/17	11/01/17	5,000	5,000	5,000,146	U.S. Treasury Obligation, 2.13%, due 12/31/22	5,041,800	5,100,046
	1.06		10/31/17	11/01/17	942,500	942,500	942,527,751	U.S. Government Sponsored Agency Obligations, 3.00% to 4.50%, due 06/01/26 to 09/01/47	1,572,383,262	969,518,489

Total TD Securities USA LLC						$947,500				$974,618,535
Wells Fargo Securities LLC	1.05	(b)	10/31/17	11/01/17	325,000	325,000	325,009,479	U.S. Treasury Obligations, 0.13% to 2.88%, due 04/30/18 to 08/15/45	329,544,954	331,500,004
	1.05		10/31/17	11/01/17	100,000	100,000	100,002,917	U.S. Treasury Obligation, 1.50%, due 10/31/19	102,175,700	102,000,086
	1.06	(c)	10/31/17	11/01/17	450,000	450,000	450,013,250	U.S. Government Sponsored Agency Obligation, 4.00%, due 10/01/47	445,674,212	463,500,000
	1.06		10/31/17	11/01/17	1,000,000	1,000,000	1,000,029,444	U.S. Government Sponsored Agency Obligations, 3.00% to 4.00%, due 10/01/27 to 11/01/47	1,000,047,786	1,030,000,001
	1.06		10/31/17	11/01/17	250,000	250,000	250,007,361	U.S. Government Sponsored Agency Obligations, 3.50% to 4.00%, due 08/01/32 to 11/01/47	247,856,926	257,500,001
	1.06		10/25/17	11/01/17	635,000	635,000	635,130,881	U.S. Government Sponsored Agency Obligations, 3.50% to 4.50%, due 10/01/27 to 11/01/47	630,765,051	654,050,000
	1.06		10/27/17	11/03/17	517,000	517,000	517,106,559	U.S. Government Sponsored Agency Obligations, 3.00% to 4.00%, due 06/01/32 to 10/01/47	517,679,483	532,510,000

Total Wells Fargo Securities LLC						$3,277,000				$3,371,060,092

						$44,071,543				$45,121,641,195

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (continued) October 31, 2017	FedFund (Percentages shown are based on Net Assets)

During the year ended October 31, 2017, Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par held at October 31, 2016	Par Purchased	Par Sold	Par held at October 31, 2017	Income
PNC Bank N.A.	—	$15,265,400,000	$15,265,400,000	—	$289,788

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements:

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$—	$85,031,691,541	$—	$85,031,691,541

	$—	$85,031,691,541	$—	$85,031,691,541

(a)	See above Schedule of Investments for values in each security type.

During the year ended October 31, 2017, there were no transfers between levels.

See notes to financial statements.

20	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments October 31, 2017	TempCash Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit — 21.9%

Domestic — 1.2%
Wells Fargo Bank NA:
(LIBOR USD 1 Month + 0.13%),
1.37%, 12/20/17(a)	$5,000	$5,001,010
1.60%, 07/27/18	6,000	6,001,077
(LIBOR USD 1 Month + 0.22%), 1.46%, 10/15/18(a)	5,000	4,999,766
(LIBOR USD 1 Month + 0.25%), 1.49%, 11/19/18(a)	5,000	5,000,420

		21,002,273
Euro — 3.0%
Credit Industriel et Commercial SA:
1.56%, 04/13/18	2,000	1,999,781
1.60%, 05/18/18	5,000	4,999,581
KBC Bank NV:
1.40%, 11/22/17	15,000	15,000,332
1.45%, 12/29/17	15,000	14,999,758
Mizuho Bank Ltd., New York, 1.42%, 12/21/17	5,000	4,990,922
Sumitomo Mitsui Trust Bank Ltd., Sydney, 1.46%, 12/21/17	10,000	10,002,413

		51,992,787
Yankee — 17.7%(b)
Bank of Montreal, Chicago:
1.32%, 11/21/17	10,000	10,000,459
1.34%, 12/11/17	3,000	3,000,232
(LIBOR USD 1 Month + 0.34%), 1.58%, 03/15/18(a)	2,000	2,001,718
(LIBOR USD 1 Month + 0.19%), 1.42%, 05/04/18(a)	4,000	4,000,454
BNP Paribas SA, New York(a):
(LIBOR USD 1 Month + 0.18%), 1.39%, 05/02/18	10,000	9,999,102
(LIBOR USD 1 Month + 0.20%), 1.41%, 05/02/18	9,000	9,000,104
Credit Industriel et Commercial, New York, (LIBOR USD 1 Month + 0.17%), 1.41%, 01/10/18(a)	7,000	7,002,123
Credit Suisse AG, New York:
(LIBOR USD 1 Month + 0.23%),
1.46%, 11/07/17(a)	3,000	3,000,179
1.32%, 12/01/17	10,000	10,000,820
1.40%, 12/13/17	4,000	4,000,696
1.50%, 01/04/18	4,000	4,001,359
Dexia Credit Local SA, New York:
(LIBOR USD 1 Month + 0.32%), 1.56%, 01/12/18(a)	2,000	2,001,224
(LIBOR USD 1 Month + 0.22%), 1.46%, 02/01/18(a)	3,000	3,001,344
DZ Bank AG Deutsche Zentral-Genossenschaftsbank, New York:
1.31%, 11/01/17	5,000	5,000,018
1.33%, 12/15/17	10,000	10,000,580
1.45%, 02/26/18	15,000	15,000,133
Landesbank Hessen-Thuringen Girozentrale, New York, 1.38%, 11/16/17	10,000	10,000,805
Mitsubishi UFJ Trust & Banking Corp., New York:
1.53%, 11/08/17	3,000	3,000,222
(LIBOR USD 1 Month + 0.19%), 1.43%, 12/05/17(a)	5,000	5,001,119
(LIBOR USD 1 Month + 0.22%), 1.46%, 05/24/18(a)	10,000	9,999,372
Mizuho Bank Ltd., New York(a):
(LIBOR USD 1 Month + 0.23%), 1.46%, 11/08/17	2,000	2,000,135
(LIBOR USD 1 Month + 0.20%), 1.44%, 02/12/18 - 04/09/18	20,000	20,002,433
Norinchukin Bank, New York(a):
(LIBOR USD 1 Month + 0.18%), 1.42%, 02/21/18	12,000	12,003,022
(LIBOR USD 1 Month + 0.20%), 1.44%, 05/31/18	15,000	14,999,496
Oversea-Chinese Banking Corp. Ltd., New York:
1.51%, 04/18/18	4,000	4,000,451
(LIBOR USD 1 Month + 0.22%), 1.46%, 07/18/18(a)	2,000	2,000,112
Royal Bank of Canada, New York(a):
(LIBOR USD 1 Month + 0.32%), 1.56%, 03/16/18	1,000	1,000,828
(LIBOR USD 1 Month + 0.24%), 1.48%, 04/19/18	3,000	3,001,477
(LIBOR USD 1 Month + 0.21%), 1.45%, 08/09/18	3,850	3,849,674

Security	Par (000)	Value
Yankee (continued)
Sumitomo Mitsui Banking Corp., New York(a):
(LIBOR USD 1 Month + 0.28%), 1.51%, 11/10/17	$2,000	$2,000,172
(LIBOR USD 1 Month + 0.19%), 1.43%, 01/19/18	8,000	8,001,861
(LIBOR USD 1 Month + 0.20%), 1.44%, 02/05/18	4,000	4,000,914
(LIBOR USD 1 Month + 0.21%), 1.45%, 04/26/18	5,000	5,000,141
Sumitomo Mitsui Trust Bank Ltd., New York:
1.18%, 11/01/17	20,000	19,999,994
(LIBOR USD 1 Month + 0.17%), 1.41%, 12/04/17(a)	8,000	8,001,296
(LIBOR USD 1 Month + 0.20%), 1.44%, 01/19/18 - 04/13/18(a)	9,000	9,001,438
Svenska Handelsbanken AB, New York:
(LIBOR USD 1 Month + 0.11%),
1.35%, 12/22/17 - 05/18/18(a)	16,000	15,999,248
1.55%, 07/13/18	7,000	7,000,480
(LIBOR USD 1 Month + 0.18%), 1.42%, 10/26/18(a)	15,000	14,991,933
Toronto-Dominion Bank, New York:
1.40%, 12/08/17	5,000	5,000,828
(LIBOR USD 1 Month + 0.34%), 1.58%, 03/13/18(a)	2,000	2,001,715
(LIBOR USD 1 Month + 0.20%), 1.44%, 08/17/18(a)	9,000	8,999,417
UBS AG, Stamford, (LIBOR USD 1 Month + 0.27%), 1.51%, 06/01/18(a)	5,000	5,001,004

		306,870,132

Total Certificates of Deposit — 21.9% (Cost: $379,840,901)		379,865,192

Commercial Paper — 49.9%
Alpine Securitization Ltd., (LIBOR USD 1 Month + 0.23%), 1.47%, 11/17/17(a)(c)	25,000	25,003,436
Antalis SA(d):
1.22%, 11/03/17	30,950	30,946,867
1.24%, 11/17/17	7,870	7,865,410
Atlantic Asset Securitization LLC, 1.18%, 11/01/17(d)	4,000	3,999,869
Bank Nederlandse Gemeenten NV, 1.40%, 01/31/18(d)	15,000	14,946,180
Banque et Caisse d’Epargne de l’Etat, 1.41%, 04/06/18(d)	2,000	1,987,745
Barton Capital LLC, 1.32%, 11/13/17(d)	5,100	5,097,573
Bedford Row Funding Corp., (LIBOR USD 1 Month + 0.22%), 1.46%, 04/26/18(a)	4,000	4,001,327
Bennington Stark Capital Co. LLC, 1.22%, 11/07/17(c)(d)	23,000	22,994,544
Caisse des Depots et Consignations, 1.35%, 03/01/18(c)(d)	4,000	3,981,837
CDP Financial, Inc.(c)(d):
1.27%, 01/22/18	10,500	10,469,159
1.29%, 01/31/18	20,000	19,933,862
Commonwealth Bank of Australia(a):
(LIBOR USD 1 Month + 0.32%), 1.56%, 03/16/18	3,000	3,002,641
(LIBOR USD 1 Month + 0.19%), 1.42%, 09/10/18	10,750	10,750,827
(LIBOR USD 1 Month + 0.19%), 1.43%, 09/28/18	15,000	14,999,324
(LIBOR USD 1 Month + 0.20%), 1.44%, 10/10/18	15,000	14,999,023
Cooperatieve Rabobank, 1.25%, 12/22/17(d) CRC Funding LLC(d):	10,000	9,981,916
1.18%, 11/02/17	25,000	24,998,364
1.19%, 11/06/17	26,000	25,994,852
DBS Bank Ltd.:
(LIBOR USD 1 Month + 0.10%), 1.34%, 12/12/17(a)	8,000	8,001,191
(LIBOR USD 1 Month + 0.11%), 1.35%, 01/12/18(a)	8,000	8,001,495
1.43%, 02/22/18(d)	25,000	24,886,475
(LIBOR USD 1 Month + 0.12%), 1.36%, 03/27/18(a)	5,000	5,000,178
DNB Bank ASA, (LIBOR USD 1 Month + 0.31%), 1.55%, 03/23/18(a)	3,000	3,002,620
Erste Abwicklungstl Corp.(a)(c):
(LIBOR USD 1 Month + 0.11%), 1.35%, 04/17/18	30,000	29,996,598
(LIBOR USD 1 Month + 0.15%), 1.39%, 07/30/18	6,000	6,000,096

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (continued) October 31, 2017	TempCash Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Paper (continued)
Federation des caisses Desjardins du Quebec (The), 1.58%, 07/18/18(d)	$4,000	$3,954,356
Gotham Funding Corp., 1.34%, 12/26/17(d)	10,682	10,659,784
ING US Funding LLC(a):
1.44%,11/01/17	4,000	4,000,031
(LIBOR USD 1 Month + 0.14%), 1.38%, 12/12/17	7,000	7,001,375
(LIBOR USD 1 Month + 0.13%), 1.37%, 05/01/18	10,000	9,996,551
(LIBOR USD 1 Month + 0.19%), 1.43%, 07/13/18	5,000	4,999,382
Kells Funding LLC(c)(d):
1.19%, 11/10/17	15,000	14,995,025
1.20%, 11/16/17	10,000	9,994,653
Landesbank Hessen-Thueringen, 1.22%, 12/27/17(d)	15,000	14,971,049
LMA-Americas LLC(d):
1.14%, 11/03/17	21,390	21,387,905
1.17%, 11/08/17	18,948	18,942,973
1.31%, 12/21/17	8,350	8,334,480
Matchpoint Finance plc(d):
1.29%, 11/01/17	30,000	29,998,923
1.32%, 11/20/17	13,676	13,665,948
National Australia Bank Ltd.(a):
(LIBOR USD 1 Month + 0.11%), 1.35%, 05/01/18	10,000	10,000,000
(LIBOR USD 1 Month + 0.18%), 1.42%, 09/13/18	18,000	17,998,286
Nationwide Building Society, 1.40%, 01/22/18(c)(d)	15,084	15,035,173
Nieuw Amsterdam Receivables Corp., 1.45%, 02/13/18(d)	5,000	4,978,927
NRW Bank: 1.42%, 03/05/18 - 03/07/18(d)	6,000	5,970,059
Old Line Funding LLC(a)(c):
(LIBOR USD 1 Month + 0.12%), 1.36%, 12/11/17	3,000	3,000,275
(LIBOR USD 1 Month + 0.23%), 1.46%, 06/21/18	4,000	4,000,847
Ontario Teachers’ Finance Trust(c)(d):
1.40%, 02/22/18	5,800	5,774,323
1.47%, 04/10/18	7,000	6,953,950
Oversea-Chinese Banking Corp. Ltd.(a):
(LIBOR USD 1 Month + 0.12%), 1.36%, 12/08/17	5,000	5,000,817
(LIBOR USD 1 Month + 0.20%), 1.44%, 05/10/18	3,000	3,000,427
(LIBOR USD 1 Month + 0.19%), 1.43%, 06/08/18	2,000	2,000,001
(LIBOR USD 1 Month + 0.22%), 1.46%, 07/13/18	3,000	3,000,234
(LIBOR USD 1 Month + 0.21%), 1.45%, 09/06/18	12,000	12,001,471
PSP Capital, Inc., (LIBOR USD 1 Month + 0.15%), 1.38%, 06/01/18(a)(c)	7,000	7,000,664
Ridgefield Funding Co. LLC(c)(d):
1.31%, 12/18/17	2,000	1,996,517
1.43%, 02/07/18	5,170	5,149,641
Societe Generale SA, 1.27%, 12/01/17(d)	10,000	9,989,055
Starbird Funding Corp., 1.21%, 11/01/17(d)	25,000	24,999,158
Thunder Bay Funding LLC(a)(c):
(LIBOR USD 1 Month + 0.12%), 1.36%, 12/11/17	5,000	5,000,856
(LIBOR USD 1 Month + 0.23%), 1.46%, 06/20/18	4,000	4,001,306
Toronto-Dominion Bank (The):
1.47%, 09/25/18(d)	8,000	8,000,137
(LIBOR USD 1 Month + 0.19%), 1.42%, 10/02/18(a)	10,000	9,996,133
Toyota Credit Canada, Inc., 1.15%, 12/07/17(d)	6,000	5,992,902
Toyota Motor Credit Corp.(a):
(LIBOR USD 1 Month + 0.20%), 1.44%, 03/13/18	6,000	6,003,128
(LIBOR USD 1 Month + 0.20%), 1.44%, 05/22/18	10,000	10,002,618
United Overseas Bank Ltd.(d):
1.20%, 11/14/17	15,000	14,993,006
1.20%, 11/17/17	24,750	24,735,940
1.22%, 11/27/17	10,000	9,990,880
1.40%, 02/09/18	4,000	3,984,311
1.42%, 02/20/18	10,000	9,955,916
Victory Receivables Corp., 1.19%, 11/03/17(d)	40,000	39,996,033
Westpac Banking Corp.:
(LIBOR USD 1 Month + 0.32%), 1.56%, 03/15/18(a)	3,000	3,002,472
1.56%, 07/20/18(d)	4,500	4,448,910

Security	Par (000)	Value
Commercial Paper (continued)
(LIBOR USD 1 Month + 0.19%), 1.43%, 09/06/18(a)	$20,000	$19,995,928
(LIBOR USD 1 Month + 0.19%), 1.43%, 09/27/18(a)	10,000	9,997,082
(LIBOR USD 1 Month + 0.19%), 1.42%, 10/05/18(a)	15,000	14,994,976

Total Commercial Paper — 49.9% (Cost: $866,679,908)		866,688,203

Time Deposits — 17.2%
Credit Agricole Corporate and Investment Bank SA, 1.07%, 11/01/17	22,821	22,821,000
Credit Industriel et Commercial, 1.07%, 11/01/17	30,000	30,000,000
DNB Bank ASA, 1.06%, 11/01/17	30,000	30,000,000
ING Bank NV, 1.22%, 11/03/17	10,000	10,000,000
KBC Bank NV, 1.09%, 11/01/17	35,000	35,000,000
Nordea Bank AB, 1.07%, 11/01/17	65,000	65,000,000
Skandinaviska Enskilda Banken AB, 1.08%, 11/01/17	35,000	35,000,000
Svenska Handelsbanken AB, 1.05%, 11/01/17	35,000	35,000,000
Swedbank AB, 1.06%, 11/01/17	35,800	35,800,000

Total Time Deposits — 17.2% (Cost: $298,621,000)		298,621,000

Total Repurchase Agreements — 9.8% (Cost: $169,500,000)		169,500,000

Total Investments — 98.8% (Cost: $1,714,641,809)(e)		1,714,674,395
Other Assets Less Liabilities — 1.2%		21,243,647

Net Assets — 100.0%		$1,735,918,042

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Rates are discount rates or a range of discount rates at the time of purchase.
(e)	Cost for U.S. federal income tax purposes.

22	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017	TempCash Fund (Percentages shown are based on Net Assets)

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
BNP Paribas SA	1.26	%(a)	10/31/17	11/01/17	$1,000	$1,000	$1,000,035	Corporate/Debt Obligations, 4.45% to 5.75%, due 04/07/21 to 04/01/44	$944,000	$1,050,192
Citigroup Global Markets, Inc.	1.77	(b)	10/31/17	01/04/18	20,500	20,500	20,565,456	Corporate/Debt Obligations, 2.87% to 4.24%, due 08/14/31 to 10/17/57	25,316,409	21,935,000
Credit Suisse Securities USA LLC	1.41	(a)	10/31/17	11/01/17	4,000	4,000	4,000,157	Corporate/Debt Obligations, 6.85% to 7.86%, due 04/17/26 to 01/22/27	4,910,000	4,601,235
	1.69	(b)	10/31/17	12/05/17	5,000	5,000	5,008,232	Corporate/Debt Obligations, 1.61% to 7.86%, due 01/22/27 to 06/25/33	6,668,000	5,753,029

Total Credit Suisse Securities USA LLC						$9,000				$10,354,264
Federal Reserve Bank of New York	1.00		10/31/17	11/01/17	7,000	7,000	7,000,194	U.S. Treasury Obligation, 3.13%, due 02/15/43	6,622,700	7,000,243
HSBC Securities USA, Inc.	1.36	(a)	10/31/17	11/01/17	35,000	35,000	35,001,322	U.S. Government Sponsored Agency Obligations, 0.00% to 4.00%, due 02/01/18 to 10/01/47	34,303,000	36,166,225
	1.41	(b)	10/31/17	12/01/17	5,000	5,000	5,006,071	U.S. Government Sponsored Agency Obligation, 4.00%, due 10/01/47	4,885,000	5,154,530
	1.66	(b)	10/31/17	12/01/17	3,000	3,000	3,004,288	Corporate/Debt Obligation and U.S. Government Sponsored Agency Obligation, 0.00% to 4.00%, due 06/06/19 to 10/01/47	2,931,000	3,091,888

Total HSBC Securities USA, Inc.						$43,000				$44,412,643
JP Morgan Securities LLC	1.28	(a)	10/31/17	11/01/17	8,000	8,000	8,000,285	Corporate/Debt Obligation, 4.37%, due 12/15/47	11,535,000	9,202,826
	1.34	(a)	10/31/17	11/01/17	1,000	1,000	1,000,037	Corporate/Debt Obligation, 0.48%, due 10/10/48	28,915,000	1,070,079
	1.88	(b)	10/31/17	01/30/18	1,000	1,000	1,004,755	U.S. Government Sponsored Agency Obligation, 4.09%, due 11/25/29	1,130,000	1,152,809

Total JP Morgan Securities LLC						$10,000				$11,425,714
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.86	(b)	10/31/17	01/04/18	10,000	10,000	10,033,583	Corporate/Debt Obligation, 0.00%, due 05/25/47	23,254,387	12,500,000
Mizuho Securities USA LLC	2.14	(b)	10/31/17	12/05/17	16,000	16,000	16,033,325	U.S. Treasury Obligation, 2.25%, due 11/15/25	16,205,800	16,320,098
RBC Capital Markets LLC	1.24	(a)	10/31/17	11/01/17	2,000	2,000	2,000,069	U.S. Government Sponsored Agency Obligations, 3.00% to 4.50%, due 11/01/37 to 11/01/47	1,968,689	2,060,001
Wells Fargo Securities LLC	1.31	(a)	10/31/17	11/01/17	30,000	30,000	30,001,092	Corporate/Debt Obligations, 3.50% to 6.34%, due 06/15/34 to 02/10/51	31,683,146	32,100,001
	1.31		10/31/17	11/07/17	10,000	10,000	10,002,547	Corporate/Debt Obligations, 0.00% to 3.00%, due 03/15/18 to 09/05/24	10,407,985	10,500,000
	1.72		09/07/17	12/06/17	11,000	11,000	11,047,300	Corporate/Debt Obligations, 3.57% to 4.74%, due 09/13/28 to 09/15/58	11,205,061	11,770,000

Total Wells Fargo Securities LLC						$51,000				$54,370,001

						$169,500				$181,428,156

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (continued) October 31, 2017	TempCash Fund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements:

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$—	$1,714,674,395	$—	$1,714,674,395

	$—	$1,714,674,395	$—	$1,714,674,395

(a)	See above Schedule of Investments for values in each security type.

During the year ended October 31, 2017, there were no transfers between levels.

See notes to financial statements.

24	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments October 31, 2017	TempFund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit — 28.8%

Domestic — 2.3%
Wells Fargo Bank NA:
(LIBOR USD 1 Month + 0.13%), 1.37%, 12/20/17(a)	$100,000	$100,020,205
1.60%, 07/27/18	73,000	73,013,104
(LIBOR USD 1 Month + 0.22%), 1.46%, 10/15/18(a)	70,000	69,996,718
(LIBOR USD 1 Month + 0.25%), 1.49%, 11/19/18(a)	75,000	75,006,301

		318,036,328
Euro — 4.5%
Credit Industriel et Commercial SA:
1.56%, 04/13/18	125,000	124,986,319
1.60%, 05/18/18	75,000	74,993,715
KBC Bank NV:
1.40%, 11/22/17	235,000	235,005,207
1.45%, 12/29/17	55,000	54,999,112
Mizuho Bank Ltd., New York, 1.42%, 12/21/17	75,000	74,863,823
Sumitomo Mitsui Trust Bank Ltd., Sydney, 1.46%, 12/21/17	50,000	50,012,067

		614,860,243
Yankee — 22.0%(b)
Bank of Montreal, Chicago:
(LIBOR USD 1 Month + 0.53%), 1.77%, 11/27/17(a)	99,000	99,043,141
1.34%, 12/11/17	22,000	22,001,704
(LIBOR USD 1 Month + 0.54%), 1.78%, 01/11/18(a)	50,000	50,052,335
BNP Paribas SA, New York(a):
(LIBOR USD 1 Month + 0.18%), 1.39%, 05/02/18	100,000	99,991,025
(LIBOR USD 1 Month + 0.20%), 1.41%, 05/02/18	81,000	81,000,934
Canadian Imperial Bank of Commerce, New York, (LIBOR USD 1 Month + 0.55%), 1.78%, 12/01/17(a)	50,000	50,025,630
Credit Suisse AG, New York:
(LIBOR USD 1 Month + 0.23%), 1.46%, 11/07/17(a)	100,000	100,005,970
1.40%, 12/13/17	31,000	31,005,397
1.50%, 01/04/18	50,000	50,016,985
Dexia Credit Local SA, New York:
(LIBOR USD 1 Month + 0.41%), 1.65%, 11/22/17	140,000	140,039,802
(LIBOR USD 1 Month + 0.32%), 1.56%, 01/12/18	115,000	115,070,372
Mitsubishi UFJ Trust & Banking Corp., New York:
1.53%, 11/08/17	30,000	30,002,220
(LIBOR USD 1 Month + 0.20%), 1.44%, 02/07/18(a)	50,000	50,012,602
(LIBOR USD 1 Month + 0.22%), 1.46%, 05/24/18(a)	90,000	89,994,345
Mizuho Bank Ltd., New York(a):
(LIBOR USD 1 Month + 0.20%), 1.44%, 02/12/18 - 04/09/18	90,000	90,010,433
(LIBOR USD 1 Month + 0.21%), 1.45%, 04/06/18	155,000	155,012,177
Norinchukin Bank, New York, (LIBOR USD 1 Month + 0.18%), 1.42%, 02/21/18(a)	35,000	35,008,813
Oversea-Chinese Banking Corp. Ltd., New York:
1.51%, 04/18/18	94,000	94,010,600
(LIBOR USD 1 Month + 0.22%), 1.46%, 07/18/18(a)	53,000	53,002,980
Sumitomo Mitsui Banking Corp., New York(a):
(LIBOR USD 1 Month + 0.20%), 1.44%, 02/05/18 - 05/07/18	130,000	130,009,724
(LIBOR USD 1 Month + 0.21%), 1.45%, 04/26/18	100,000	100,002,811
Sumitomo Mitsui Trust Bank Ltd., New York(a):
(LIBOR USD 1 Month + 0.20%), 1.44%, 02/05/18 - 04/13/18	235,000	235,043,774
(LIBOR USD 1 Month + 0.21%), 1.46%, 05/18/18	75,000	74,999,445
Svenska Handelsbanken AB, New York:
(LIBOR USD 1 Month + 0.11%), 1.35%, 12/22/17 - 05/18/18(a)	275,000	275,002,966
1.55%, 07/13/18	147,000	147,010,081

Security	Par (000)	Value
Yankee (continued)
Toronto-Dominion Bank, New York:
(LIBOR USD 1 Month + 0.52%), 1.76%, 11/22/17(a)	$35,000	$35,012,301
1.40%, 12/08/17	110,000	110,018,215
(LIBOR USD 1 Month + 0.34%), 1.58%, 03/13/18(a)	75,000	75,064,319
1.41%, 03/20/18	50,000	49,983,992
(LIBOR USD 1 Month + 0.20%), 1.44%, 08/17/18(a)	123,000	122,992,027
UBS AG, Stamford(a):
(LIBOR USD 1 Month + 0.50%), 1.73%, 04/02/18	75,000	75,112,822
(LIBOR USD 1 Month + 0.27%), 1.51%, 06/01/18	175,000	175,035,140

		3,040,595,082

Total Certificates of Deposit — 28.8% (Cost: $3,972,861,535)		3,973,491,653

Commercial Paper — 30.1%
Alpine Securitization Ltd., (LIBOR USD 1 Month + 0.23%), 1.47%, 11/17/17(a)(c)	27,500	27,503,780
Antalis SA(d):
1.22%, 11/03/17	131,000	130,986,736
1.24%, 11/17/17	70,000	69,959,177
1.42%, 01/11/18 - 01/16/18	43,020	42,899,663
ASB Finance Ltd., (LIBOR USD 1 Month + 0.47%), 1.71%, 02/12/18(a)	13,200	13,215,427
Bank Nederlandse Gemeenten NV, 1.40%, 01/31/18(d)	55,000	54,802,660
Bank of Nova Scotia (The), (LIBOR USD 1 Month + 0.52%), 1.76%, 11/22/17(a)	60,000	60,021,087
Banque et Caisse d’Epargne de l’Etat, 1.41%, 04/06/18(d)	29,000	28,822,307
Canadian Imperial Bank of Commerce, (LIBOR USD 1 Month + 0.53%), 1.77%, 01/19/18(a)	100,000	100,111,317
CDP Financial, Inc.(c)(d):
1.44%, 01/22/18	14,000	13,958,878
1.45%, 01/31/18	39,500	39,369,378
Commonwealth Bank of Australia(a):
(LIBOR USD 1 Month + 0.43%), 1.67%, 02/09/18	50,000	50,052,282
(LIBOR USD 1 Month + 0.32%), 1.56%, 03/16/18	77,000	77,067,773
(LIBOR USD 1 Month + 0.19%), 1.42%, 09/10/18	75,000	75,005,770
(LIBOR USD 1 Month + 0.20%), 1.44%, 10/10/18	105,000	104,993,161
Cooperatieve Rabobank, 1.25%, 12/22/17(d)	90,000	89,837,240
Crown Point Capital Co. LLC, 1.42%, 12/18/17(c)(d)	35,291	35,228,982
DBS Bank Ltd.(a):
(LIBOR USD 1 Month + 0.10%), 1.34%, 12/12/17	100,000	100,014,888
(LIBOR USD 1 Month + 0.12%), 1.36%, 03/27/18	57,000	57,002,023
DNB Bank ASA, (LIBOR USD 1 Month + 0.31%), 1.55%, 03/23/18(a)	100,000	100,087,336
Erste Abwicklungstl Corp.(a)(c):
(LIBOR USD 1 Month + 0.11%), 1.35%, 04/17/18	75,000	74,991,496
(LIBOR USD 1 Month + 0.15%), 1.39%, 07/30/18	54,000	54,000,865
Federation des caisses Desjardins du Quebec (The), 1.60%, 07/18/18(d)	91,000	89,961,589
HSBC Bank plc, (LIBOR USD 3 Month + 0.30%), 1.61%, 02/09/18(a)	40,000	40,042,578
ING US Funding LLC(a):
1.44%, 11/01/17	75,000	75,000,590
(LIBOR USD 1 Month + 0.19%), 1.43%, 07/13/18	95,000	94,988,253
Kells Funding LLC(c)(d):
1.19%, 11/10/17	130,000	129,956,883
1.20%, 11/14/17	30,000	29,986,012
1.20%, 11/16/17	140,000	139,925,146
1.44%, 03/12/18	500	497,360
Landesbank Hessen-Thueringen, 1.32%, 12/27/17(d)	150,000	149,710,488
Liberty Street Funding LLC, 1.23%, 11/13/17(d)	18,000	17,992,018
LMA-Americas LLC(d):
1.14%, 11/02/17	50,000	49,996,747
1.17%, 11/09/17	40,000	39,988,020

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (continued) October 31, 2017	TempFund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Paper (continued)
Macquarie Bank Ltd., 1.34%, 12/11/17(d)	$50,000	$49,923,523
Matchpoint Finance plc(d):
1.29%, 11/01/17	129,298	129,293,359
1.55%, 01/04/18	14,000	13,964,055
Nationwide Building Society, 1.40%, 01/22/18(c)(d)	92,000	91,702,196
Nieuw Amsterdam Receivables Corp., 1.45%, 02/13/18(d)	33,000	32,860,919
NRW Bank, 1.42%, 03/05/18(d)	29,000	28,856,812
Old Line Funding LLC, (LIBOR USD 1 Month + 0.12%), 1.36%, 12/11/17(a)(c)	95,000	95,008,705
Ontario Teachers’ Finance Trust, 1.47%, 04/10/18(c)(d)	93,000	92,388,186
Oversea-Chinese Banking Corp. Ltd.(a):
(LIBOR USD 3 Month + 0.17%), 1.50%, 03/28/18	100,000	100,068,781
(LIBOR USD 1 Month + 0.20%), 1.44%, 05/10/18	50,000	50,007,118
(LIBOR USD 1 Month + 0.19%), 1.43%, 06/08/18	76,000	76,000,043
(LIBOR USD 1 Month + 0.19%), 1.43%, 06/14/18 - 06/15/18	104,000	103,997,723
(LIBOR USD 1 Month + 0.22%), 1.46%, 07/13/18	54,000	54,004,209
(LIBOR USD 1 Month + 0.21%), 1.45%, 09/06/18	90,000	90,011,032
Starbird Funding Corp.(d):
1.21%, 11/01/17	25,000	24,999,158
1.50%, 01/03/18 - 01/04/18	58,000	57,860,698
Thunder Bay Funding LLC, (LIBOR USD 1 Month + 0.12%), 1.36%, 12/11/17(a)(c)	25,000	25,004,282
Toronto-Dominion Bank (The):
1.47%, 09/25/18(d)	50,000	50,000,855
(LIBOR USD 1 Month + 0.19%), 1.42%, 10/02/18(a)	100,000	99,961,336
Toyota Credit Canada, Inc., 1.40%, 12/07/17(d)	22,000	21,973,975
Toyota Motor Credit Corp.(a):
(LIBOR USD 1 Month + 0.20%), 1.44%, 03/13/18	100,000	100,052,126
(LIBOR USD 1 Month + 0.20%), 1.44%, 05/22/18	50,000	50,013,090
United Overseas Bank Ltd., 1.40%, 02/09/18(d)	1,000	996,078
Westpac Banking Corp.:
(LIBOR USD 1 Month + 0.50%), 1.74%, 11/21/17(a)	25,000	25,008,124
(LIBOR USD 1 Month + 0.44%), 1.68%, 02/09/18(a)	125,000	125,133,563
(LIBOR USD 1 Month + 0.32%), 1.56%, 03/15/18(a)	50,000	50,041,198
1.56%, 07/20/18(d)	21,750	21,503,065
(LIBOR USD 1 Month + 0.19%), 1.43%, 09/06/18(a)	105,000	104,978,624
(LIBOR USD 1 Month + 0.19%), 1.43%, 09/14/18(a)	65,000	64,984,663
(LIBOR USD 1 Month + 0.19%), 1.43%, 09/27/18(a)	40,000	39,988,329
Westpac Securities NZ Ltd., (ICE LIBOR USD 1 Month + 0.48%), 1.72%, 01/26/18(a)	35,000	35,037,295

Total Commercial Paper — 30.1% (Cost: $4,162,854,160)		4,163,601,030

Time Deposits — 27.9%
ANZ Bank New Zealand Ltd., 1.07%, 11/01/17	500,000	500,000,000
Credit Agricole Corporate and Investment Bank SA:
1.07%, 11/01/17	225,270	225,270,000
1.18%, 11/01/17	200,000	200,000,000
DNB Bank ASA, 1.06%, 11/01/17	456,000	456,000,000
ING Bank NV, 1.22%, 11/03/17	343,000	343,000,000
KBC Bank NV, 1.09%, 11/01/17	360,000	360,000,000
Natixis SA, 1.08%, 11/01/17	300,000	300,000,000
Nordea Bank AB, 1.07%, 11/01/17	400,000	400,000,000
Skandinaviska Enskilda Banken AB, 1.08%, 11/01/17	550,000	550,000,000
Swedbank AB, 1.06%, 11/01/17	530,000	530,000,000

Total Time Deposits — 27.9% (Cost: $3,864,270,000)		3,864,270,000

Value
Total Repurchase Agreements — 10.1% (Cost: $1,393,500,000)	$1,393,500,000

Total Investments — 96.9% (Cost: $13,393,485,695)(e)	13,394,862,683
Other Assets Less Liabilities — 3.1%	431,795,667

Net Assets — 100.0%	$13,826,658,350

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Rates are discount rates or a range of discount rates at the time of purchase.
(e)	Cost for U.S. federal income tax purposes.

26	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017	TempFund (Percentages shown are based on Net Assets)

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Citigroup Global Markets, Inc.	1.77	%(a)	10/31/17	01/04/18	$174,500	$174,500	$175,057,172	Corporate/Debt Obligations, 0.00% to 7.19%, due 05/25/19 to 03/17/59	$549,722,169	$186,715,000
Credit Suisse Securities USA LLC	1.41	(b)	10/31/17	11/01/17	75,000	75,000	75,002,937	Corporate/Debt Obligations, 1.33% to 6.00%, due 11/25/33 to 02/25/54	241,551,457	90,000,401
	1.69	(a)	10/31/17	12/05/17	50,000	50,000	50,082,315	Corporate/Debt Obligations, 0.58% to 5.81%, due 06/25/30 to 09/25/37	213,113,500	60,000,162

Total Credit Suisse Securities USA LLC						$125,000				$150,000,563
Federal Reserve Bank of New York	1.00		10/31/17	11/01/17	77,000	77,000	77,002,139	U.S. Treasury Obligation, 3.13%, due 02/15/43	72,849,200	77,002,149
HSBC Securities USA, Inc.	1.28	(b)	10/31/17	11/01/17	28,000	28,000	28,000,996	Corporate/Debt Obligations, 0.00% to 8.00%, due 03/06/18 to 12/01/57	30,048,000	29,920,659
	1.36	(b)	10/31/17	11/01/17	65,000	65,000	65,002,456	Corporate/Debt Obligations, 1.77% to 5.20%, due 12/14/18 to 08/15/46	65,899,000	68,251,599
	1.41	(a)	10/31/17	12/01/17	45,000	45,000	45,054,638	Corporate/Debt Obligations, 1.35% to 9.30%, due 12/11/17 to 07/24/48	45,535,000	47,250,215
	1.66	(a)	10/31/17	12/01/17	50,000	50,000	50,071,472	Corporate/Debt Obligations, 1.40% to 8.75%, due 05/18/18 to 05/15/46	51,112,000	52,504,283

Total HSBC Securities USA, Inc.						$188,000				$197,926,756
JP Morgan Securities LLC	1.28	(b)	10/31/17	11/01/17	51,000	51,000	51,001,813	Corporate/Debt Obligations, 0.25% to 6.26%, due 06/25/21 to 07/25/56	626,919,502	58,688,277
	1.76	(a)	10/31/17	01/30/18	100,000	100,000	100,445,197	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 8.40%, due 03/12/24 to 04/25/57	232,374,921	120,000,719
	1.88	(a)	10/31/17	01/30/18	100,000	100,000	100,475,531	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.49% to 7.59%, due 09/25/28 to 09/15/57	168,893,325	115,004,863

Total JP Morgan Securities LLC						$251,000				$293,693,859
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.86	(a)	10/31/17	01/04/18	60,000	60,000	60,201,500	Corporate/Debt Obligations, 3.49% to 6.50%, due 02/27/37 to 08/27/37	198,999,940	75,000,000
Mizuho Securities USA LLC	1.31	(b)	10/31/17	11/01/17	55,000	55,000	55,002,001	Corporate/Debt Obligations and U.S. Treasury Obligation, 2.00% to 8.50%, due 11/09/17 to 01/20/48	55,581,900	57,646,059
Mizuho Securities USA LLC	1.56	(b)	10/31/17	11/01/17	45,000	45,000	45,001,950	U.S. Treasury Obligations and U.S. Government Sponsored Agency Obligations, 2.25% to 3.32%, due 04/30/18 to 05/20/47	69,853,830	45,978,266

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (continued) October 31, 2017	TempFund (Percentages shown are based on Net Assets)

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
RBC Capital Markets LLC	1.24	%(b)	10/31/17	11/01/17	$253,000	$253,000	$253,008,714	U.S. Government Sponsored Agency Obligations, 0.00% to 6.00%, due 08/01/23 to 11/25/47	$658,426,743	$ 262,636,150
Wells Fargo Securities LLC	1.31	(b)	10/31/17	11/01/17	110,000	110,000	110,004,003	Corporate/Debt Obligations, 3.85% to 5.60%, due 11/15/43 to 04/25/57	113,769,363	117,700,001
	1.31		10/31/17	11/07/17	55,000	55,000	55,014,010	Corporate/Debt Obligations, 0.00% to 6.35%, due 12/01/17 to 01/20/27	51,280,794	57,750,000

Total Wells Fargo Securities LLC						$165,000				$ 175,450,001

						$1,393,500				$1,522,048,803

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements:

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$—	$13,394,862,683	$—	$13,394,862,683

	$—	$13,394,862,683	$—	$13,394,862,683

(a)	See above Schedule of Investments for values in each security type.

During the year ended October 31, 2017, there were no transfers between levels.

See notes to financial statements.

28	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments October 31, 2017	T-Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations — 37.9%
U.S. Treasury Bills(a):
0.97%, 11/16/17	$2,209	$2,207,684
1.05%, 12/08/17	2,445,230	2,442,641,454
1.06%, 01/02/18	832,795	831,274,686
1.06%, 01/04/18	41,980	41,896,626
1.06%, 01/11/18	807,770	806,022,754
1.10%, 01/18/18	95,800	95,570,639
1.15%, 02/01/18	85,000	84,757,207
1.14%, 02/08/18	31,555	31,457,377
1.14%, 02/15/18	517,055	515,355,324
1.19%, 03/01/18	184,060	183,375,910
1.21%, 03/08/18	254,800	253,785,020
1.21%, 03/15/18	546,970	544,653,958
1.22%, 03/22/18	186,780	185,931,076
1.24%, 03/29/18	2,369,300	2,357,903,667
1.24%, 04/05/18	1,201,640	1,195,488,136
1.25%, 04/12/18	987,000	981,581,370
1.29%, 05/03/18	830,000	824,712,900
1.44%, 10/11/18	127,620	125,955,409
U.S. Treasury Notes:
4.25%, 11/15/17	261,000	261,332,344
0.88%, 11/30/17	36,585	36,586,871
0.75%, 12/31/17	610,931	610,646,317
0.88%, 01/15/18	460,000	459,837,600
0.75% - 2.63%, 01/31/18	1,801,000	1,802,218,718
3.50%, 02/15/18	89,645	90,304,649
0.75%, 02/28/18	419,540	419,202,845
1.00%, 03/15/18	500,000	500,137,305
2.88%, 03/31/18	380,000	382,755,524

Security	Par (000)	Value
U.S. Treasury Obligations (continued)
(US Treasury 3 Month Bill Money Market Yield + 0.19%), 1.32%, 04/30/18(b)	$2,069,580	$2,069,784,797
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 1.31%, 07/31/18(b)	869,985	870,027,126
1.50%, 08/31/18	85,000	85,075,205
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 1.30%, 10/31/18(b)	1,159,385	1,159,358,002
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 1.27%, 01/31/19(b)	704,326	704,585,688
(US Treasury 3 Month Bill Money Market Yield + 0.07%), 1.20%, 04/30/19(b)	577,775	577,774,466
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 1.19%, 07/31/19(b)	200,000	200,020,647

Total U.S. Treasury Obligations — 37.9% (Cost: $21,734,219,301)		21,734,219,301

Total Repurchase Agreements — 63.4% (Cost: $36,422,812,500)		36,422,812,500

Total Investments — 101.3% (Cost: $58,157,031,801)(c)		58,157,031,801
Liabilities in Excess of Other Assets — (1.3)%		(741,857,681)

Net Assets — 100.0%		$57,415,174,120

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Montreal	1.13	%(a)	10/20/17	11/07/17	$300,000	$300,000	$300,169,500	U.S. Treasury Obligations, 0.00% to 3.88%, due 11/30/17 to 02/15/46	$352,317,900	$306,000,065
Barclays Capital, Inc.	1.05		10/31/17	11/01/17	400,000	400,000	400,011,667	U.S. Treasury Obligations, 0.00% to 2.00%, due 02/15/18 to 08/15/47	484,366,347	408,000,070
BNP Paribas SA	1.04	(a)	09/29/17	11/01/17	400,000	400,000	400,381,333	U.S. Treasury Obligations, 0.00% to 9.13%, due 12/31/17 to 05/15/45	411,304,650	408,000,000
	1.04	(a)	10/13/17	11/10/17	2,507,500	2,507,500	2,509,528,289	U.S. Treasury Obligations, 0.00% to 8.75%, due 03/01/18 to 02/15/46	2,364,025,737	2,557,650,000
	1.05		10/31/17	11/01/17	105,000	105,000	105,003,063	U.S. Treasury Obligations, 0.00% to 0.63%, due 11/15/27 to 02/15/43	107,287,100	107,100,061
	1.05	(a)	10/05/17	11/03/17	879,335	879,335	880,078,771	U.S. Treasury Obligations, 0.00% to 3.75%, due 01/04/18 to 11/15/44	860,140,100	896,921,779
	1.05	(a)	10/03/17	11/03/17	580,000	580,000	580,524,417	U.S. Treasury Obligations, 0.00% to 9.13%, due 04/30/18 to 02/15/46	541,036,321	591,600,000
	1.07		10/31/17	11/01/17	500,000	500,000	500,014,861	U.S. Treasury Obligation, 1.13%, due 02/28/21	520,408,200	510,000,036
	1.07		10/31/17	11/01/17	1,000,000	1,000,000	1,000,029,722	U.S. Treasury Obligation, 2.00%, due 02/15/25	1,032,911,400	1,020,000,008

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (continued) October 31, 2017	T-Fund (Percentages shown are based on Net Assets)

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.07		10/31/17	11/01/17	$500,000	$500,000	$ 500,014,861	U.S. Treasury Obligation, 1.63%, due 11/30/20	$ 508,728,200	$ 510,000,021
	1.07		10/31/17	11/01/17	500,000	500,000	500,014,861	U.S. Treasury Obligation, 1.75%, due 12/31/20	507,462,700	510,000,014
	1.07		10/31/17	11/01/17	500,000	500,000	500,014,861	U.S. Treasury Obligation, 1.75%, due 10/31/20	510,000,000	510,000,000

Total BNP Paribas SA						$7,471,835				$7,621,271,919
Citigroup Global Markets, Inc.	1.04		10/31/17	11/07/17	70,000	70,000	70,014,156	U.S. Treasury Obligations, 0.13% to 2.50%, due 07/15/24 to 02/15/46	72,066,600	71,400,063
	1.05		10/31/17	11/01/17	10,000	10,000	10,000,292	U.S. Treasury Obligation, 1.13%, due 07/31/21	10,443,200	10,200,069
	1.05	(b)	10/31/17	11/01/17	185,000	185,000	185,005,396	U.S. Treasury Obligations, 0.13% to 2.00%, due 02/28/19 to 07/15/26	189,371,181	188,700,030

Total Citigroup Global Markets, Inc.						$265,000				$270,300,162
Credit Agricole Corporate and Investment Bank SA	1.04		10/25/17	11/01/17	500,000	500,000	500,101,111	U.S. Treasury Obligations, 0.00% to 2.50%, due 05/15/18 to 02/15/46	539,185,000	510,000,017
	1.04		10/26/17	11/02/17	500,000	500,000	500,101,111	U.S. Treasury Obligations, 0.00% to 3.13%, due 02/15/19 to 02/15/47	589,538,600	510,000,044
	1.05	(b)	10/31/17	11/01/17	895,000	895,000	895,026,104	U.S. Treasury Obligations, 0.13% to 2.75%, due 04/30/23 to 07/15/26	926,000,844	912,900,035
	1.05		10/31/17	11/01/17	4,700,000	4,700,000	4,700,137,083	U.S. Treasury Obligations, 1.13% to 5.38%, due 02/15/18 to 02/15/31	4,693,979,100	4,794,000,017
	1.05		10/27/17	11/03/17	500,000	500,000	500,102,083	U.S. Treasury Obligations, 1.13% to 2.38%, due 05/31/18 to 12/31/22	507,870,300	510,000,022
	1.06		10/31/17	11/07/17	200,615	200,615	200,656,349	U.S. Treasury Obligations, 1.63% to 2.50%, due 03/31/19 to 05/15/46	208,718,500	204,627,387

Total Credit Agricole Corporate and Investment Bank SA						$7,295,615				$7,441,527,522
Credit Suisse Securities USA LLC	1.03		10/31/17	11/01/17	500,000	500,000	500,014,306	U.S. Treasury Obligations, 1.63% to 2.50%, due 08/15/22 to 02/15/46	541,730,900	510,000,681
	1.03		10/31/17	11/01/17	1,114,285	1,114,285	1,114,316,881	U.S. Treasury Obligations, 1.25% to 2.13%, due 12/15/18 to 06/30/23	1,133,700,800	1,136,572,305

Total Credit Suisse Securities USA LLC						$1,614,285				$1,646,572,986
Deutsche Bank AG	1.05		10/31/17	11/01/17	198,985	198,985	198,990,804	U.S. Treasury Obligations, 0.38% to 8.00%, due 05/31/18 to 08/15/47	197,788,500	202,964,700
	1.05		10/31/17	11/01/17	46,155	46,155	46,156,346	U.S. Treasury Obligations, 0.63% to 9.13%, due 05/15/18 to 05/15/44	40,517,900	47,078,102

Total Deutsche Bank AG						$245,140				$250,042,802
Deutsche Bank Securities, Inc.	1.05		10/31/17	11/01/17	300,000	300,000	300,008,750	U.S. Treasury Obligations, 0.00% to 9.13%, due 05/15/18 to 11/15/46	296,464,100	306,000,017
Federal Reserve Bank of New York	1.00		10/31/17	11/01/17	3,000,000	3,000,000	3,000,083,333	U.S. Treasury Obligations, 4.75% to 8.50%, due 02/15/20 to 02/15/41	2,259,204,100	3,000,083,429
Goldman Sachs & Co. LLC	1.00		10/31/17	11/01/17	22,000	22,000	22,000,611	U.S. Treasury Obligations, 0.00% to 9.13%, due 01/04/18 to 11/15/42	22,242,600	22,440,001

30	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017	T-Fund (Percentages shown are based on Net Assets)

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
HSBC Securities USA, Inc.	1.03	(c)	10/31/17	11/01/17	$651,000	$651,000	$651,018,626	U.S. Treasury Obligations, 0.00%, due 08/15/28 to 08/15/47	$1,151,649,990	$664,021,445
	1.03		10/25/17	11/01/17	432,000	432,000	432,086,520	U.S. Treasury Obligations, 0.00%, due 02/15/28 to 08/15/37	628,458,713	440,641,079
	1.03		10/26/17	11/02/17	500,000	500,000	500,100,139	U.S. Treasury Obligations, 0.00%, due 05/15/28 to 08/15/45	849,090,138	510,000,488
	1.04		10/31/17	11/07/17	300,805	300,805	300,865,829	U.S. Treasury Obligations, 0.00%, due 11/15/27 to 02/15/28	394,076,075	306,824,329

Total HSBC Securities USA, Inc.						$1,883,805				$1,921,487,341
JP Morgan Securities LLC	1.05		10/31/17	11/01/17	15,415	15,415	15,415,450	U.S. Treasury Obligations, 0.00%, due 11/15/37 to 05/15/40	28,866,936	15,724,946
	1.05	(c)	10/31/17	11/01/17	250,000	250,000	250,007,292	U.S. Treasury Obligations, 2.13% to 2.25%, due 02/29/24 to 11/15/24	253,223,800	255,001,456

Total JP Morgan Securities LLC						$265,415				$270,726,402
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.05		10/31/17	11/01/17	240,000	240,000	240,007,000	U.S. Treasury Obligation, 1.13%, due 07/31/21	250,635,100	244,800,002
	1.05		10/31/17	11/01/17	2,000	2,000	2,000,058	U.S. Treasury Obligation, 2.38%, due 12/31/20	1,986,700	2,040,032
	1.05		10/31/17	11/01/17	5,000	5,000	5,000,146	U.S. Treasury Obligation, 2.38%, due 12/31/20	4,966,700	5,100,028
	1.05	(b)	10/31/17	11/01/17	950,000	950,000	950,027,708	U.S. Treasury Obligations, 0.88% to 3.13%, due 10/15/20 to 02/15/47	955,017,900	969,000,065

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$1,197,000				$1,220,940,127
MUFG Securities Americas, Inc.	1.02		10/31/17	11/01/17	1,495,000	1,495,000	1,495,042,358	U.S. Treasury Obligations, 0.00% to 6.88%, due 11/30/17 to 02/15/47	1,508,518,589	1,524,900,957
	1.06	(a)	10/31/17	11/07/17	250,000	250,000	250,051,528	U.S. Treasury Obligations, 0.00% to 8.75%, due 10/31/18 to 08/15/45	246,239,088	255,000,192

Total MUFG Securities Americas, Inc.						$1,745,000				$1,779,901,149
National Australia Bank Ltd.	1.07		10/31/17	11/01/17	520,300	520,300	520,315,464	U.S. Treasury Obligation, 1.38%, due 06/30/23	550,000,000	530,706,000
	1.07		10/31/17	11/01/17	488,750	488,750	488,764,527	U.S. Treasury Obligation, 1.88%, due 03/31/22	500,000,000	498,525,000

Total National Australia Bank Ltd.						$1,009,050				$1,029,231,000
Natixis SA	1.04	(c)	10/31/17	11/01/17	750,000	750,000	750,021,667	U.S. Treasury Obligations, 0.13% to 8.75%, due 04/15/18 to 05/15/46	737,018,300	765,000,024
Nomura Securities International, Inc.	1.05		10/31/17	11/01/17	1,700,000	1,700,000	1,700,049,583	U.S. Treasury Obligations, 0.13% to 8.13%, due 11/15/17 to 11/15/46	1,710,154,500	1,734,000,035
Prudential Insurance Co. of America	1.09		10/31/17	11/01/17	246,875	246,875	246,882,475	U.S. Treasury Obligation, 2.88%, due 08/15/45	250,000,000	251,812,500
	1.09		10/31/17	11/01/17	35,475	35,475	35,476,074	U.S. Treasury Obligation, 0.00%, due 11/15/35	60,000,000	36,184,200
	1.09		10/31/17	11/01/17	36,050	36,050	36,051,092	U.S. Treasury Obligation, 0.00%, due 02/15/40	70,000,000	36,771,000
	1.09		10/31/17	11/01/17	70,875	70,875	70,877,146	U.S. Treasury Obligation, 0.00%, due 05/15/30	100,000,000	72,293,000
	1.09		10/31/17	11/01/17	26,933	26,933	26,933,315	U.S. Treasury Obligation, 2.25%, due 03/31/21	27,000,000	27,471,150

Total Prudential Insurance Co. of America						$416,208				$424,531,850

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (continued) October 31, 2017	T-Fund (Percentages shown are based on Net Assets)

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
RBC Capital Markets LLC	1.03		10/31/17	11/01/17	$20,000	$20,000	$20,000,572	U.S. Treasury Obligation, 2.13%, due 11/30/23	$20,224,200	$20,400,013
Societe Generale SA	1.06	(a)	10/31/17	11/07/17	200,000	200,000	200,041,222	U.S. Treasury Obligations, 0.00%, to 3.63%, due 11/02/17 to 02/15/44	182,954,000	204,000,052
	1.08	(a)	09/12/17	11/01/17	250,000	250,000	250,375,000	U.S. Treasury Obligations, 0.00% to 3.13%, due 01/18/18 to 05/15/47	251,070,733	255,000,000
	1.08		10/31/17	11/01/17	700,000	700,000	700,021,000	U.S. Treasury Obligations, 0.00% to 4.63%, due 02/15/18 to 05/15/42	760,295,163	714,000,003
	1.08	(a)	10/11/17	11/07/17	380,500	380,500	380,808,205	U.S. Treasury Obligations, 0.00% to 2.25%, due 03/01/18 to 07/15/27	375,626,900	388,110,039
	1.08	(a)	10/31/17	11/07/17	784,000	784,000	784,164,640	U.S. Treasury Obligations, 0.00% to 8.00%, due 03/01/18 to 05/15/45	786,954,600	799,680,048
	1.10	(a)	10/10/17	11/07/17	103,500	103,500	103,588,550	U.S. Treasury Obligations, 0.00% to 3.75%, due 02/15/19 to 11/15/43	98,087,400	105,570,012
	1.10	(a)	10/06/17	11/07/17	733,460	733,460	734,177,161	U.S. Treasury Obligations, 0.00% to 2.25%, due 03/01/18 to 02/15/41	738,163,800	748,129,270

Total Societe Generale SA						$3,151,460				$3,214,489,424
TD Securities USA LLC	1.05		10/31/17	11/01/17	1,675,000	1,675,000	1,675,048,854	U.S. Treasury Obligations, 0.00% to 4.63%, due 04/26/18 to 05/15/43	1,583,229,000	1,708,500,059
Wells Fargo Securities LLC	1.05		10/31/17	11/01/17	971,000	971,000	971,028,321	Corporate/Debt Obligations, 0.38% to 2.00%, due 11/15/17 to 02/15/47	987,296,400	990,420,054
	1.05	(b)	10/31/17	11/01/17	725,000	725,000	725,021,146	U.S. Treasury Obligations, 0.13% to 2.88%, due 04/30/18 to 05/15/45	735,138,746	739,500,008

Total Wells Fargo Securities LLC						$1,696,000				$1,729,920,062

						$36,422,813				$37,091,366,459

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$—	$58,157,031,801	$—	$58,157,031,801

	$—	$58,157,031,801	$—	$58,157,031,801

(a)	See above Schedule of Investments for values in each security type.

During the year ended October 31, 2017, there were no transfers between levels.

See notes to financial statements.

32	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments October 31, 2017	Treasury Trust Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations — 112.3%
U.S. Treasury Bills(a):
0.93%, 11/02/17	$4,065,085	$4,064,975,632
0.95%, 11/09/17	1,845,409	1,844,995,849
0.97%, 11/16/17	1,888,221	1,887,433,996
0.99%, 11/24/17	4,295,480	4,292,731,522
1.03%, 11/30/17	4,702,650	4,698,923,291
1.00%, 12/07/17	324,680	324,348,826
1.06%, 12/28/17	170,000	169,701,225
1.06%, 01/04/18	1,144,020	1,141,772,536
1.06%, 01/11/18	1,503,905	1,500,669,482
1.10%, 01/18/18	514,730	513,514,030
1.15%, 02/01/18	632,105	630,306,712
1.14%, 02/08/18	63,340	63,144,042
1.14%, 02/15/18	431,370	429,953,789
1.21%, 03/15/18	546,460	544,143,419
1.22%, 03/22/18	62,850	62,561,984
1.24%, 03/29/18	1,177,880	1,172,209,464
1.24%, 04/05/18	555,345	552,501,866
1.25%, 04/12/18	378,000	375,924,780
1.29%, 05/03/18	250,000	248,407,500
1.35%, 07/19/18	8,750	8,674,798
U.S. Treasury Notes:
4.25%, 11/15/17	203,500	203,759,064
0.88%, 11/30/17	16,690	16,690,853
0.75%, 12/31/17	322,000	321,820,112
0.75% - 2.63%, 01/31/18	485,045	485,079,576

Security	Par (000)	Value
U.S. Treasury Obligations (continued)
3.50%, 02/15/18	$77,750	$78,306,060
0.75%, 02/28/18	149,995	149,818,621
2.88%, 03/31/18	120,000	120,870,166
0.63%, 04/30/18	628,295	627,870,771
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 1.31%, 07/31/18(b)	573,070	573,079,369
1.50%, 08/31/18	30,000	30,026,543
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 1.30%, 10/31/18(b)	465,255	465,246,405
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 1.27%, 01/31/19(b)	298,000	298,111,300
(US Treasury 3 Month Bill Money Market Yield + 0.07%), 1.20%, 04/30/19(b)	288,895	288,890,609
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 1.18%, 10/31/19(b)	262,450	262,465,735

Total U.S. Treasury Obligations — 112.3% (Cost: $28,448,929,927)		28,448,929,927

Total Investments — 112.3% (Cost: $28,448,929,927)(c)		28,448,929,927
Liabilities in Excess of Other Assets — (12.3)%		(3,109,229,760)

Net Assets — 100.0%		$25,339,700,167

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities
U.S. Treasury Obligations	$—	$28,448,929,927	$—	$28,448,929,927

During the year ended October 31, 2017, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments October 31, 2017	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 97.0%
Alabama — 1.0%(a)(b)
Alabama Federal Aid Highway Finance Authority Special Obligation Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF2373, RB, VRDN (Citibank NA LIQ), 0.95%, 11/07/17(c)	$5,000	$5,000,000
Mobile Downtown Redevelopment Authority (Austal LLC Project), Series 2011A, RB, VRDN (Bank of America NA LOC), 0.97%, 11/07/17	38,895	38,895,000

		43,895,000
Alaska — 1.8%(b)
Alaska Housing Finance Corp., Series 2007A, RB, VRDN (Federal Home Loan Bank SBPA), 0.90%, 11/07/17	18,455	18,455,000
Alaska Housing Finance Corp., Series 2007B, RB, VRDN (Federal Home Loan Bank SBPA), 0.90%, 11/07/17	18,475	18,475,000
Alaska Housing Finance Corp., Series 2007D, RB, VRDN (Federal Home Loan Bank SBPA), 0.88%, 11/07/17	33,420	33,420,000

		70,350,000
Arizona — 1.6%(b)
Arizona Health Facilities Authority (Banner Health Obligated Group), Series 2008E, RB, VRDN (Bank of America NA LOC), 0.94%, 11/07/17	14,900	14,900,000
Arizona Health Facilities Authority (Banner Health Obligated Group), Series 2008F, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.94%, 11/07/17	25,530	25,530,000
Arizona Health Facilities Authority (Banner Health Obligated Group), Series 2015B, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.94%, 11/07/17	15,170	15,170,000
Arizona Health Facilities Authority (Banner Health Obligated Group), Series 2015C, RB, VRDN (Bank of America NA LOC), 0.93%, 11/07/17	6,975	6,975,000
Arizona State University, Series 2008A, RB, VRDN, 0.88%, 11/07/17	100	100,000

		62,675,000
California — 6.0%
California Health Facilities Financing Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF2417, RB, VRDN (Morgan Stanley Bank LIQ), 0.94%, 11/07/17(a)(b)(c)	1,875	1,875,000
California Health Facilities Funding Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0152, RB, VRDN (Bank of America NA LIQ), 0.98%, 11/07/17(a)(b)(c)	1,500	1,500,000
California Health Facilities Funding Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XG0019, RB, VRDN (Bank of America NA LIQ), 0.94%, 11/07/17(a)(b)(c)	5,050	5,050,000
California Health Facilities Funding Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XM0488, RB, VRDN (Royal Bank of Canada LIQ), 0.97%, 11/07/17(a)(b)(c)	6,200	6,200,000
California Municipal Finance Authority (Copper Square Apartments LP), Series 2016A-1, RB, VRDN (East West Bank LOC), 0.90%, 11/07/17(b)	1,025	1,025,000
California Pollution Control Financing Authority (Air Products & Chemicals, Inc.), Series 2008B, RB, VRDN, 0.91%, 11/01/17(b)	600	600,000
California State University Institute, Series A, TECP, 0.95%, 01/04/18	2,500	2,500,032
California Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0137, GO, VRDN (JP Morgan Chase Bank NA LIQ), 0.93%, 11/07/17(a)(b)(c)	7,500	7,500,000

Security	Par (000)	Value
California (continued)
California Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF2171, GO, VRDN (Citibank NA LIQ), 0.94%, 11/07/17(a)(b)(c)	$800	$800,000
California Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF2414, GO, VRDN (Citibank NA LIQ), 0.93%, 11/07/17(a)(b)(c)	3,000	3,000,000
Chaffey California Joint Union High School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0548, GO, VRDN (Royal Bank of Canada LIQ), 0.95%, 11/07/17(a)(b)(c)	2,500	2,500,000
County of Riverside (2009 Public Safety Communication and Woodcrest Library Project), Series 2009, COP, VRDN (Bank of America NA LOC), 0.92%, 11/07/17(b)	75	75,000
Eastern Municipal Water District, Series 2017B, RB, VRDN (Sumitomo Mitsui Banking SBPA), 0.90%, 11/07/17(b)	900	900,000
Fontana California Unified School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0111, GO, VRDN (JP Morgan Chase Bank NA LIQ), 0.99%, 11/07/17(a)(b)(c)	5,500	5,500,000
Hartnell Community College District Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0587, GO, VRDN (Toronto-Dominion Bank LIQ), 0.95%, 11/07/17(a)(b)(c)	1,000	1,000,000
Los Angeles County, TECP (US Bank NA LOC), 0.94%, 12/06/17	600	599,988
Los Angeles County, Series 2017B, TECP (US Bank NA LOC), 0.94%, 11/02/17	4,000	4,000,028
Los Angeles County Housing Authority (Lincoln Malibu Meadows II LP), Series 1998C, RB, VRDN (Federal National Mortgage Association LIQ), 0.91%, 11/07/17(b)	9,650	9,650,000
Los Angeles County Metropolitan Transportation Authority, TECP (MUFG Union Bank NA LOC), 0.94%, 11/15/17	1,000	1,000,020
Metropolitan Water District of Southern California (Securities Industry & Financial Markets Association Index Mode), Series 2017D, RB, VRDN, 0.97%, 07/18/18(b)	11,000	11,000,000
Metropolitan Water District of Southern California (Securities Industry & Financial Markets Association Index Mode), Series 2017E, RB, VRDN, 0.97%, 07/18/18(b)	10,000	10,000,018
Mountain View Whisman California School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF2225, GO, VRDN (Citibank NA LIQ), 0.94%, 11/07/17(a)(b)(c)	4,500	4,500,000
Oakland Joint Powers Financing Authority (Fruitvale Development Corp., Inc.), Series 2001A, RB, VRDN (Citibank NA LOC), 0.90%, 11/07/17(b)	400	400,000
Regents of the University of California (The), Series 2017A, TECP, 0.94%, 12/04/17	34,000	33,999,663
Regents of the University of California (The), Series 2017A, TECP, 0.96%, 12/04/17	19,000	18,999,455
Regents of the University of California (The), Series 2017A, TECP, 0.87%, 12/05/17	3,500	3,499,761
Regents of the University of California (The), Series 2017A, TECP, 0.90%, 01/08/18	11,500	11,498,242
Riverside County Transportation Commission, Series 2016-XF2297, RB, VRDN (Citibank NA LIQ), 0.94%, 11/07/17(a)(b)	600	600,000
Sacramento Suburban Water District, Series 2009A, COP, VRDN (Sumitomo Mitsui Banking LOC), 0.91%, 11/07/17(b)	1,550	1,550,000
San Diego Housing Authority (Hillside Garden Apartment), Series 2004C, RB, VRDN (Federal National Mortgage Association LOC), 0.91%, 11/07/17(b)	300	300,000

34	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
San Francisco California Bay Area Rapid Transit District Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF2449, GO, VRDN (Citibank NA LIQ), 0.93%, 11/07/17(a)(b)(c)	$2,200	$2,200,000
San Francisco City & County Public Utilities Commission, Series 2017A-2, TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.94%, 12/14/17	36,527	36,526,105
State of California, Series 2017A-1, TECP (Royal Bank of Canada LOC), 0.94%, 12/07/17	10,000	9,999,688
State of California, Series 2017A-1, TECP (Wells Fargo Bank NA LOC), 0.94%, 12/21/17	10,000	9,999,570
State of California, Series 2017A-1, TECP (Wells Fargo Bank NA LOC), 0.95%, 01/04/18	5,000	4,999,996
State of California Department of Water Resources, Series 2017-2, TECP (Wells Fargo Bank NA LOC), 0.92%, 11/02/17	3,000	3,000,020
State of California Department of Water Resources, Series 2017-2, TECP (Wells Fargo Bank NA LOC), 0.83%, 11/02/17	6,600	6,600,018
State of California Department of Water Resources, Series 2017-2, TECP (Wells Fargo Bank NA LOC), 0.92%, 11/09/17	9,000	9,000,078
State of California Department of Water Resources, Series 2017-2, TECP (Wells Fargo Bank NA LOC), 0.92%, 11/15/17	3,500	3,500,100
State of California Department of Water Resources, Series 2017-2, TECP (Wells Fargo Bank NA LOC), 0.94%, 11/15/17	10,000	10,000,163

		247,447,945
Colorado — 1.0%(b)
City of Colorado Springs Utilities System, Series 2006A, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.92%, 11/07/17	4,525	4,525,000
City of Colorado Springs Utilities System, Series 2009C, RB, VRDN (Sumitomo Mitsui Banking SBPA), 0.92%, 11/07/17	15,000	15,000,000
City of Colorado Springs Utilities System, Series 2010C, RB, VRDN (Barclays Bank plc SBPA), 0.94%, 11/07/17	10,000	10,000,000
Colorado Housing & Finance Authority, Series 2013B, RB, VRDN (Royal Bank of Canada SBPA), 0.93%, 11/07/17	9,535	9,535,000
Sheridan Redevelopment Agency (South Santa Fe Drive Corridor Redevelopment Project), Series 2011A-1, VRDN (JP Morgan Chase Bank NA LOC), 0.98%, 11/07/17	3,705	3,705,000

		42,765,000
Connecticut — 1.1%
Connecticut Housing Finance Authority, Series 2015C, Sub-Series C-3, RB, VRDN (Royal Bank of Canada SBPA), 0.92%, 11/07/17(b)	9,450	9,450,000
Connecticut Housing Finance Authority, Series 2016A, Sub-Series A-3, RB, VRDN (Royal Bank of Canada SBPA), 0.92%, 11/07/17(b)	13,255	13,255,000
Connecticut Housing Finance Authority, Series 2016F, Sub-Series F-5, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.92%, 11/07/17(b)	23,100	23,100,000
Town of Manchester, Series 2017, GO, 2.00%, 02/21/18	817	819,075
Town of South Windsor, Series 2017, GO, BAN, 2.00%, 02/15/18	1,500	1,503,996

		48,128,071

Security	Par (000)	Value
Delaware — 0.0%
Delaware State Economic Development Authority (Kentmere Nursing Care Center Project), Series 1997, RB, VRDN (M&T Bank LOC), 0.97%, 11/07/17(b)	$955	$955,000

		955,000
District of Columbia — 1.3%
District Columbia Water and Sewer Authority Public Utility Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XM0248, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.00%, 11/07/17(a)(b)(c)	6,675	6,675,000
District of Columbia (AARP Foundation Issue), Series 2004, RB, VRDN (Bank of America NA LOC), 0.94%, 11/07/17(b)	5,110	5,110,000
District of Columbia (Georgetown University Issue), Series 2007B-2, RB, VRDN (Bank of America NA LOC), 0.92%, 11/07/17(b)	8,240	8,240,000
District of Columbia (Georgetown University Issue), Series 2007C-1, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.92%, 11/07/17(b)	11,250	11,250,000
Metropolitan Washington Airports Authority, Series 2017-1, TECP (JPMorgan Chase Bank NA LOC), 0.88%, 01/04/18	8,000	7,998,704
Metropolitan Washington Airports Authority, Series 2017-1, TECP (JPMorgan Chase Bank NA LOC), 0.90%, 02/05/18	2,000	1,999,464
Metropolitan Washington Airports Authority, Series 2017-1, TECP (JPMorgan Chase Bank NA LOC), 1.00%, 02/21/18	8,000	7,999,741
Metropolitan Washington Airports Authority, Series 2017-1, TECP (JPMorgan Chase Bank NA LOC), 1.03%, 03/21/18	1,000	999,998

		50,272,907
Florida — 4.2%
City of Gainesville Utilities System, Series 2012B, RB, VRDN (Citibank NA SBPA), 0.95%, 11/07/17(b)	2,150	2,150,000
County of Hillsborough, TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.90%, 11/30/17	4,500	4,499,700
Escambia County Health Facilities Authority (Azalea Trace, Inc.), Series 2003B, RB, VRDN (TD Bank NA SBPA), 0.99%, 11/01/17(b)	4,535	4,535,000
Orange County Health Facilities Authority (Nemours Foundation Project (The)), Series 2009C-1, RB, VRDN (TD Bank NA LOC), 0.91%, 11/07/17(b)	11,375	11,375,000
Orlando Utilities Commission, Series 2008-2, RB, VRDN (TD Bank NA SBPA), 0.91%, 11/07/17(b)	48,360	48,360,000
Orlando Utilities Commission, Series 2015B, RB, VRDN (TD Bank NA SBPA), 0.92%, 11/07/17(b)	26,100	26,100,000
Orlando-Orange County Expressway Authority, Series 2007-145, RB, VRDN (Citibank NA LIQ), 0.96%, 11/07/17(b)(c)	14,100	14,100,000
Pinellas County Housing Finance Authority (Bayside Court), Series 2011, RB, VRDN (Federal Home Loan Mortgage Corp. LOC), 0.92%, 11/07/17(b)	5,895	5,895,000
Sunshine State Governmental Financing Commission (Miami-Dade County Program), Series 2010A, RB, VRDN (MUFG Union Bank NA LOC), 0.92%, 11/07/17(b)	35,805	35,805,000
Sunshine State Governmental Financing Commission (Miami-Dade County Program), Series 2010B, RB, VRDN (MUFG Union Bank NA LOC), 0.92%, 11/07/17(b)	20,405	20,405,000

		173,224,700
Georgia — 2.7%
City of Atlanta, TECP (Wells Fargo Bank NA LOC), 1.00%, 01/31/18	18,835	18,833,542
Gainesville & Hall County Development Authority (Lanier Village Estates, Inc.), Series 2003B, RB, VRDN (TD Bank NA SBPA), 0.99%, 11/01/17(b)	2,100	2,100,000

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (continued) October 31, 2017	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Georgia (continued)
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group), Series 2008B, RB, VRDN (TD Bank NA LOC), 0.90%, 11/07/17(b)	$22,200	$22,200,000
Monroe County Development Authority (Oglethorpe Power Corp. Projects), Series 2009B, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.94%, 11/07/17(b)	40,200	40,200,000
Municipal Electric Authority of Georgia, Series 2008B, Sub-Series B, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.92%, 11/07/17(b)	11,320	11,320,000
RBC Municipal Products, Inc. Trust, Series 2017E-105, RB, VRDN (Royal Bank of Canada LOC), 0.97%, 11/07/17(a)(b)	2,075	2,075,000
RBC Municipal Products, Inc. Trust, Series 2017E-106, RB, VRDN (Royal Bank of Canada LOC), 0.97%, 11/07/17(a)(b)	5,000	5,000,000
RBC Municipal Products, Inc. Trust, Series 2017E-107, RB, VRDN (Royal Bank of Canada LOC), 0.97%, 11/07/17(a)(b)	5,000	5,000,000

		106,728,542
Hawaii — 0.0%
Hawaii Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF0518, GO, VRDN (Royal Bank of Canada LIQ), 0.96%, 11/07/17(a)(b)(c)	1,900	1,900,000

		1,900,000
Idaho — 0.2%
Idaho Housing & Finance Association (Traditions at Boise Apartments Project), Series 2011A, RB, VRDN (Federal Home Loan Mortgage Corp. LOC), 0.95%, 11/07/17(b)	6,970	6,970,000

		6,970,000
Illinois — 3.1%
Chicago O’Hare International Airport, TECP (Bank of America NA LOC), 0.90%, 12/14/17	3,600	3,599,736
Chicago O’Hare International Airport, TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.90%, 12/14/17	3,500	3,499,743
Illinois Finance Authority (Carle Foundation Obligated Group (The)), Series 2009E, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.92%, 11/07/17(b)	8,050	8,050,000
Illinois Finance Authority (Center on Deafness Project), Series 2008, RB, VRDN (Harris Bank Naperville LOC), 0.95%, 11/07/17(b)	1,500	1,500,000
Illinois Finance Authority (NorthShore University HealthSystem), Series 1995, RB, VRDN (Wells Fargo Bank NA SBPA), 0.90%, 11/07/17(b)	3,920	3,920,000
Illinois Finance Authority (Northwestern Memorial Hospital), Series 2007A3, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.95%, 11/07/17(b)	22,370	22,370,000
Illinois Finance Authority (Northwestern University Project), Series 2008, Sub-Series D, RB, VRDN, 0.92%, 11/07/17(b)	12,170	12,170,000
Illinois Finance Authority (OSF Healthcare System Obligated Group), Series 2009D, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.92%, 11/07/17(b)	8,500	8,500,000
Illinois Finance Authority (University of Chicago Medical Center (The)), Series 2011B, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.91%, 11/07/17(b)	850	850,000
Illinois Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XG0133, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.96%, 11/07/17(a)(b)(c)	38,960	38,960,000
Illinois State Toll Highway Authority, Series 2007A-1A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.95%, 11/07/17(b)	15,000	15,000,000
Illinois State Toll Highway Authority, Series 2007A-2D, RB, VRDN (Bank of America NA LOC), 0.95%, 11/07/17(b)	9,000	9,000,000

Security	Par (000)	Value
Illinois (continued)
Illinois Toll Highway Authority Toll Highway Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF2202, RB, VRDN (Citibank NA LIQ), 0.95%, 11/07/17(a)(b)(c)	$1,140	$1,140,000

		128,559,479
Indiana — 2.3%(b)
City of Indianapolis (Farh-Fox Lake Affordable Housing, Inc.), Series 2007, RB, VRDN (Federal National Mortgage Association LOC), 0.91%, 11/07/17	11,675	11,675,000
City of Rockport (AEP Generating Co. Project), Series 1995A, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.93%, 11/07/17	5,400	5,400,000
City of Rockport (AEP Generating Co. Project), Series 1995B, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.95%, 11/07/17	22,025	22,025,000
Indiana Finance Authority (Ascension Health Credit Group), Series 2008E-7, RB, VRDN, 0.92%, 11/07/17	18,255	18,255,000
Indiana Finance Authority (Parkview Health System Obligated Group), Series 2009B, RB, VRDN (Wells Fargo Bank NA LOC), 0.89%, 11/07/17	5,275	5,275,000
Indiana Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group), Series 2008J, RB, VRDN (Barclays Bank plc LOC), 0.92%, 11/02/17(d)	31,815	31,815,000
Indianapolis Local Public Improvement Bond Bank, Series 2016-XG0024, RB, VRDN (Citibank NA LIQ), 1.04%, 11/07/17(a)	2,930	2,930,000

		97,375,000
Iowa — 4.3%(b)
Iowa Finance Authority (CJ Bio America, lnc.), Series 2012, RB, VRDN (Korea Development Bank LOC), 1.17%, 11/07/17	79,940	79,940,000
Iowa Finance Authority (MidAmerican Energy Co.), Series 2008B, RB, VRDN, 0.93%, 11/07/17	53,625	53,625,000
Iowa Finance Authority (Mortgage-Backed Securities Program), Series 2015B, RB, VRDN (Federal Home Loan Bank SBPA), 0.90%, 11/07/17	14,050	14,050,000
Iowa Finance Authority (Mortgage-Backed Securities Program), Series 2016E, RB, VRDN (Federal Home Loan Bank SBPA), 0.92%, 11/07/17	14,690	14,690,000
Iowa Finance Authority (Mortgage-Backed Securities Program), Series 2017D, RB, VRDN (Federal Home Loan Bank SBPA), 0.92%, 11/07/17	6,000	6,000,000
Iowa Finance Authority (Wesley Retirement Services, Inc.), Series 2003B, RB, VRDN (Bank of America NA LOC), 0.93%, 11/07/17	9,150	9,150,000

		177,455,000
Kansas — 1.1%
City of Burlington (Kansas City Power & Light Co. Project), Series 2007A, RB, VRDN (Mizuho Bank Ltd. LOC), 0.98%, 11/07/17(b)	15,450	15,450,000
City of Burlington (Kansas City Power & Light Co. Project), Series 2007B, RB, VRDN (Mizuho Bank Ltd. LOC), 0.98%, 11/07/17(b)	12,500	12,500,000
City of Wichita, Series 284, GO, 1.50%, 04/13/18	15,525	15,531,617

		43,481,617
Kentucky — 1.2%
Louisville & Jefferson County Metropolitan Sewer District, Series 2016, RB, BAN, 3.50%, 11/15/17(e)	50,000	50,045,380

		50,045,380
Louisiana — 3.6%(b)
Ascension Parish Industrial Development Board, Inc. (BASF Corp. Project), Series 2009, RB, VRDN, 1.02%, 11/07/17	8,000	8,000,000

36	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority (BASF Corp. Project), Series 2000B, RB, VRDN, 1.02%, 11/07/17	$7,500	$7,500,000
Louisiana Offshore Terminal Authority (Loop LLC Project), Series 2013B, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.95%, 11/07/17	4,875	4,875,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2004, RB, VRDN, 0.92%, 11/07/17	15,450	15,450,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2008B, RB, VRDN, 0.92%, 11/07/17	12,150	12,150,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2009A, RB, VRDN, 0.92%, 11/07/17	32,565	32,565,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2010, RB, VRDN, 0.92%, 11/07/17	64,200	64,200,000

		144,740,000
Maryland — 3.1%
County of Baltimore (Paths at Loveton Farms LP (The)), Series 1996, RB, VRDN (Manufacturers & Traders LOC), 0.96%, 11/07/17(b)	2,085	2,085,000
County of Montgomery, TECP (JPMorgan Chase Bank LIQ), 0.93%, 11/20/17	31,000	30,999,991
County of Montgomery, TECP (State Street Bank & Trust Co. LIQ), 0.90%, 12/01/17	25,000	24,998,068
County of Montgomery, TECP (JPMorgan Chase Bank LIQ), 0.93%, 12/01/17	19,000	18,999,998
County of Washington (Homewood Williamsport Fac), Series 2007, RB, VRDN (Manufacturers & Traders LOC), 0.97%, 11/07/17(b)	9,435	9,435,000
Maryland Health & Higher Educational Facilities Authority, Series 2016-XF2231, RB, VRDN (Citibank NA LIQ), 1.07%, 11/07/17(a)(b)	5,415	5,415,000
Maryland Health & Higher Educational Facilities Authority (Pooled Loan Program Issue), Series 1985B, RB, VRDN (TD Bank NA LOC), 0.90%, 11/07/17(b)	31,590	31,590,000

		123,523,057
Massachusetts — 2.5%
City of Gloucester, Series 2017, GO, BAN, 2.00%, 02/02/18	4,796	4,807,298
Commonwealth of Massachusetts (Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000), Series 2000A, GO, VRDN (Citibank NA SBPA), 0.91%, 11/07/17(b)	21,050	21,050,000
Massachusetts Bay Transportation Authority, Series 2010A-7, RB, VRDN, 1.22%, 05/29/18(b)	13,650	13,650,000
Massachusetts Department of Transportation, Series 2010A-1, RB, VRDN (TD Bank NA SBPA), 0.90%, 11/07/17(b)	400	400,000
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.), Series 2011K-1, RB, VRDN (Wells Fargo Bank NA SBPA), 0.89%, 11/07/17(b)	4,300	4,300,000
Massachusetts Water Resources Authority, TECP (TD Bank NA LOC), 0.95%, 11/01/17	1,000	1,000,000
Massachusetts Water Resources Authority, Series 2008A-3, RB, VRDN (Wells Fargo Bank NA SBPA), 0.92%, 11/07/17(b)	3,620	3,620,000
RBC Municipal Products, Inc. Trust, Series 2017E-93, RB, VRDN (Royal Bank of Canada LOC), 0.95%, 11/07/17(a)(b)	17,510	17,510,000
Town of Scituate, Series 2017, GO, BAN, 2.00%, 02/02/18	8,018	8,041,414
University of Massachusetts Building Authority, Series 2011-1, RB, VRDN (Wells Fargo Bank NA SBPA), 0.89%, 11/07/17(b)	8,850	8,850,000
University of Massachusetts Building Authority, Series 2011-2, RB, VRDN, 1.22%, 05/29/18(b)	11,500	11,500,000
University of Massachusetts Building Authority, Series 2017-3, RB, 3.00%, 11/01/17	2,920	2,920,000

Security	Par (000)	Value
Massachusetts (continued)
University of Massachusetts Building Authority, Series 2017A1, TECP (State Street Bank & Trust Co. LIQ), 0.95%, 01/10/18	$7,900	$7,900,604

		105,549,316
Michigan — 2.7%
Board of Trustees of Michigan State University, TECP, 0.93%, 12/04/17	7,290	7,289,862
Board of Trustees of Michigan State University, TECP, 0.94%, 01/16/18	17,850	17,850,735
Kent Hospital Finance Authority (Spectrum Health System Obligated Group), Series 2008C, RB, VRDN (Bank of New York Mellon LOC), 0.94%, 11/07/17(b)	7,540	7,540,000
Michigan State Building Authority (Facilities Program), Series 2017I, RB, VRDN (Citibank NA LOC), 0.92%, 11/07/17(b)	6,000	6,000,000
Michigan State Building Authority (Facilities Program), Series II-B, RB, VRDN (Citibank NA LOC), 0.92%, 11/07/17(b)	2,100	2,100,000
Michigan Strategic Fund (Air Products & Chemicals, Inc.), Series 2007, RB, VRDN, 0.92%, 11/01/17(b)	57,350	57,350,000
Michigan Strategic Fund (Wedgwood Christian Services Project), Series 2008, RB, VRDN (Bank of America NA LOC), 0.90%, 11/07/17(b)	900	900,000
Oakland University, Series 2008, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.92%, 11/07/17(b)	12,185	12,185,000

		111,215,597
Minnesota — 2.1%
City of Roseville (EagleCrest Senior Housing LLC), Series 2009, RB, VRDN (Federal Home Loan Mortgage Corp. LOC), 0.93%, 11/07/17(b)	11,100	11,100,000
Housing & Redevelopment Authority of The City of St Paul Minnesota (Allina Health Obligated Group), Series 2009C, RB, VRDN (Wells Fargo Bank NA LOC), 0.90%, 11/07/17(b)	5,860	5,860,000
Minnesota Housing Finance Agency, Series 2015G, RB, VRDN (Royal Bank of Canada SBPA), 0.92%, 11/07/17(b)	4,800	4,800,000
RBC Municipal Products, Inc. Trust, Series 2017E-89, RB, VRDN (Royal Bank of Canada LOC), 0.95%, 11/07/17(a)(b)	38,000	38,000,000
Regents of the University of Minnesota, Series 2017F, TECP, 0.84%, 11/13/17	3,000	2,999,924
Regents of the University of Minnesota, Series 2017F, TECP, 0.93%, 12/01/17	17,100	17,099,704
University of Minnesota, Series 2017B, TECP, 0.92%, 11/14/17	5,900	5,900,022

		85,759,650
Mississippi — 3.2%(b)
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2009C, RB, VRDN, 0.90%, 11/01/17	23,350	23,350,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010A, RB, VRDN, 0.92%, 11/07/17	46,840	46,840,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010E, RB, VRDN, 0.92%, 11/07/17	14,500	14,500,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010F, RB, VRDN, 0.90%, 11/07/17	5,040	5,040,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010G, RB, VRDN, 0.90%, 11/01/17	10,975	10,975,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010K, RB, VRDN, 0.94%, 11/01/17	2,885	2,885,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010L, RB, VRDN, 0.94%, 11/01/17	7,550	7,550,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2011B, RB, VRDN, 0.94%, 11/01/17	6,385	6,385,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2011C, RB, VRDN, 0.90%, 11/01/17	9,300	9,300,000

		126,825,000

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (continued) October 31, 2017	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Missouri — 0.3%
City of Kansas (H. Roe Bartle Convention Center Project), Series 2008E, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.95%, 11/07/17(b)	$11,200	$11,200,000

		11,200,000
Nevada — 0.9%
City of Reno (Renown Regional Medical Center Obligated Group), Series 2008A, RB, VRDN (Union Bank of California LOC), 0.93%, 11/07/17(b)	31,940	31,940,000
Clark County School District, Series 2007B, GO, 5.00%, 12/15/17(e)	1,000	1,004,847
Las Vegas Valley Water District, TECP (Sumitomo Mitsui Banking Corp. LIQ), 0.85%, 11/07/17	5,000	4,999,922

		37,944,769
New Hampshire — 0.3%
New Hampshire Health and Education Facilities Authority Act, Series 2006, RB, VRDN (TD Bank NA LOC), 0.91%, 11/07/17(b)	12,095	12,095,000

		12,095,000
New Jersey — 0.6%
RBC Municipal Products, Inc. Trust, Series 2017E-103, RB, VRDN (Royal Bank of Canada LOC), 0.95%, 11/07/17(a)(b)	23,000	23,000,000

		23,000,000
New York — 18.5%
Amherst Development Corp. (Asbury Pointe, Inc. Project), Series 2011A, RB, VRDN (Manufacturers & Traders LOC), 0.97%, 11/07/17(b)	3,110	3,110,000
City of New York, Series 2008J, Sub-Series J-8, GO, VRDN (Sumitomo Mitsui Banking LOC), 0.94%, 11/07/17(b)	8,100	8,100,000
City of New York, Series 2012A, Sub-Series A-4, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.93%, 11/07/17(b)	6,965	6,965,000
City of New York, Series 2012G, Sub-Series G-4, GO, VRDN (Citibank NA LOC), 0.92%, 11/07/17(b)	8,720	8,720,000
City of New York, Series 2012G, Sub-Series G-7, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.93%, 11/01/17(b)	10,000	10,000,000
City of New York, Series 2013A, Sub-Series A-2, GO, VRDN (Mizuho Bank Ltd. LOC), 0.93%, 11/01/17(b)	45,430	45,430,000
City of New York, Series 2013A, Sub-Series A-3, GO, VRDN (Mizuho Bank Ltd. LOC), 0.93%, 11/01/17(b)	63,660	63,660,000
City of New York, Series 2017A, Sub-Series A-4, GO, VRDN (Citibank NA LOC), 0.92%, 11/07/17(b)	41,625	41,625,000
City of New York Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0552, GO, VRDN (Toronto-Dominion Bank LIQ), 0.94%, 11/07/17(a)(b)(c)	4,525	4,525,000
County of Onondaga (Syracuse University Project), Series 2010A, RB, VRDN (Wells Fargo Bank NA LOC), 0.89%, 11/07/17(b)	2,315	2,315,000
East Rochester Housing Authority (Park Ridge Nursing Home, Inc. Project), Series 2008, RB, VRDN (M&T Bank LOC), 0.97%, 11/07/17(b)	3,260	3,260,000
Erie County New York Industrial Development Agency School Facility Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0112, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.99%, 11/07/17(a)(b)(c)	4,270	4,270,000
Franklin County Civic Development Corp. (Alice Hyde Medical Center Project), Series 2013A, RB, VRDN (HSBC Bank USA NA LOC), 0.95%, 11/07/17(b)	100	100,000
Housing Development Corp., Series 2017C-4, RB, VRDN (Wells Fargo Bank NA SBPA), 0.89%, 11/07/17(b)	3,450	3,450,000

Security	Par (000)	Value
New York (continued)
Hudson Infrastructure Corporation New York Second Indenture Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0550, RB, VRDN (Toronto-Dominion Bank LIQ), 0.97%, 11/07/17(a)(b)(c)	$11,250	$11,250,000
Metropolitan Transportation Authority, Series 2012G, Sub-Series G2, RB, VRDN (TD Bank NA LOC), 0.90%, 11/07/17(b)	17,925	17,925,000
Metropolitan Transportation Authority, Series 2015E-2, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.92%, 11/07/17(b)	200	200,000
Metropolitan Transportation Authority, Series 2015E-3, RB, VRDN (Citibank NA LOC), 0.92%, 11/07/17(b)	50	50,000
Metropolitan Transportation Authority, Series 2016B, Sub-Series 2002B-1, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.92%, 11/07/17(b)	17,675	17,675,000
Metropolitan Transportation Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF0499, RB, VRDN (Toronto-Dominion Bank LIQ), 0.97%, 11/07/17(a)(b)(c)	4,865	4,865,000
Metropolitan Transportation Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0564, RB, VRDN (Toronto-Dominion Bank LIQ), 0.94%, 11/07/17(a)(b)(c)	3,650	3,650,000
Metropolitan Transportation Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0572, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.94%, 11/07/17(a)(b)(c)	3,000	3,000,000
Metropolitan Transportation Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0583, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.97%, 11/07/17(a)(b)(c)	5,305	5,305,000
Nassau Health Care Corp., Series 2009B, Sub-Series B1, RB, VRDN (TD Bank NA LOC), 0.90%, 11/07/17(b)	810	810,000
Nassau Health Care Corp., Series 2009C, Sub-Series C2, RB, VRDN (Wells Fargo Bank NA LOC), 0.92%, 11/07/17(b)	11,115	11,115,000
New York City Municipal Water Finance Authority, Series 2001F, Sub-Series F-1, RB, VRDN (Mizuho Bank Ltd. SBPA), 0.93%, 11/01/17(b)	11,350	11,350,000
New York City Municipal Water Finance Authority, Series 2008B, Sub-Series B-1A, RB, VRDN (Sumitomo Mitsui Banking SBPA), 0.92%, 11/07/17(b)	26,450	26,450,000
New York City Municipal Water Finance Authority, Series 2008B, Sub-Series B-2, RB, VRDN (Royal Bank of Canada SBPA), 0.91%, 11/07/17(b)	3,695	3,695,000
New York City Municipal Water Finance Authority, Series 2008B-3, RB, VRDN (Bank of America NA SBPA), 0.91%, 11/01/17(b)	13,780	13,780,000
New York City Municipal Water Finance Authority, Series 2011DD-1, RB, VRDN (TD Bank NA SBPA), 0.92%, 11/01/17(b)	10,000	10,000,000
New York City Municipal Water Finance Authority, Series 2014AA, Sub-Series AA-3, RB, VRDN (TD Bank NA SBPA), 0.92%, 11/01/17(b)	4,300	4,300,000
New York City Municipal Water Finance Authority, Series 2015BB, Sub-Series BB-2, RB, VRDN (Mizuho Bank Ltd. SBPA), 0.92%, 11/01/17(b)	460	460,000
New York City Transitional Finance Authority Building Aid Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0561, RB, TAN, VRDN (Toronto-Dominion Bank LIQ), 0.94%, 11/07/17(a)(b)(c)	2,060	2,060,000
New York City Transitional Finance Authority Future Tax Secured, Series 2013A, Sub-Series A-4, RB, VRDN (Northern Trust Company SBPA), 0.92%, 11/01/17(b)	1,650	1,650,000

38	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured, Series 2013C, Sub-Series C-5, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.90%, 11/07/17(b)	$51,555	$51,555,000
New York City Transitional Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0566, RB, VRDN (Toronto-Dominion Bank LIQ), 0.94%, 11/07/17(a)(b)(c)	2,000	2,000,000
New York Dormitory Authority Sales Tax Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0567, RB, VRDN (Toronto-Dominion Bank LIQ), 0.94%, 11/07/17(a)(b)(c)	5,000	5,000,000
New York Environmental Facilities Corporation Clean Water Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF2344, RB, VRDN (Citibank NA LIQ), 0.95%, 11/07/17(a)(b)(c)	3,600	3,600,000
New York Power Authority, TECP (JPMorgan Chase Bank LIQ, Toronto Dominion LIQ, State Street Bank & Trust Co. LIQ and Wells Fargo Bank LIQ), 0.97%, 01/03/18	38,070	38,070,659
New York State Dormitory Authority, Series 2009, RB, VRDN (TD Bank NA LOC), 0.90%, 11/07/17(b)	200	200,000
New York State Dormitory Authority (City University System, Consolidated Fifth), Series 2008D, RB, VRDN (TD Bank NA LOC), 0.90%, 11/07/17(b)	9,800	9,800,000
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.), Series 2005A, Sub-Series A-1, RB, VRDN (Mizuho Bank Ltd. LOC), 0.93%, 11/07/17(b)	100	100,000
New York State Housing Finance Agency (33 Bond Street LLC), Series 2016A, RB, VRDN (Manufacturers & Traders LOC), 0.92%, 11/07/17(b)	20,300	20,300,000
New York State Housing Finance Agency (42nd and 10th Associates LLC), Series 2008A, RB, VRDN (Federal Home Loan Mortgage Corp. LOC), 0.88%, 11/07/17(b)	6,850	6,850,000
New York State Housing Finance Agency (42nd and 10th Associates LLC), Series 2010A, RB, VRDN (Federal Home Loan Mortgage Corp. LOC), 0.88%, 11/07/17(b)	20,000	20,000,000
New York State Housing Finance Agency (625 West 57th Street Housing), Series 2015A-1, RB, VRDN (Bank of New York Mellon LOC), 0.88%, 11/07/17(b)	55,535	55,535,000
New York State Housing Finance Agency (Clinton Park Development LLC), Series 2010A, RB, VRDN (Federal Home Loan Mortgage Corp. LIQ), 0.94%, 11/07/17(b)	100	100,000
New York State Housing Finance Agency (Historic Front Street Housing), Series 2003A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.93%, 11/07/17(b)	13,100	13,100,000
New York State Urban Development Corp., Series 2008A-1, RB, VRDN (Wells Fargo Bank NA LOC), 0.92%, 11/07/17(b)	11,250	11,250,000
New York State Urban Development Corp. (State Facilities & Equipment), Series 2004A-3-C, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.92%, 11/07/17(b)	64,245	64,245,000
New York State Urban Development Corp. (State Facilities & Equipment), Series 2004A-3-D, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.92%, 11/07/17(b)	4,285	4,285,000
Onondaga County Industrial Development Agency (Syracuse University Project), Series 2008B, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.89%, 11/07/17(b)	300	300,000
Port Authority New York and New Jersey Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0565, RB, VRDN (Toronto-Dominion Bank LIQ), 0.94%, 11/07/17(a)(b)(c)	3,730	3,730,000
Rensselaer County Industrial Development Agency (Sage Colleges (The)), Series 2002A, RB, VRDN (Manufacturers & Traders LOC), 0.97%, 11/07/17(b)	4,195	4,195,000

Security	Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority (MTA Bridge & Tunnel Authority), Series 2005A, RB, VRDN (TD Bank NA LOC), 0.90%, 11/07/17(b)	$3,790	$3,790,000
Triborough Bridge & Tunnel Authority (MTA Bridge & Tunnel Authority), Series 2017A, Sub-Series A-1, 2.00%, 02/15/18	60,570	60,742,482
Triborough Bridge & Tunnel Authority (MTA Bridge & Tunnel Authority), Series 2017A, Sub-Series A-2, 2.00%, 02/15/18	9,225	9,252,604
Westchester County Industrial Development Agency (Mercy College Project), Series 2005B, RB, VRDN (TD Bank NA LOC), 0.91%, 11/07/17(b)	1,670	1,670,000
Yonkers Industrial Development Agency (Consumers Union of United States), Series 2005, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.95%, 11/07/17(b)	17,175	17,175,000

		761,965,745
North Carolina — 1.3%(b)
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Healthcare System Obligated Group), Series 2007E, RB, VRDN (TD Bank NA LOC), 0.92%, 11/01/17	29,200	29,200,000
City of Charlotte (Government Facilities), Series 2003F, COP, VRDN (Bank of America NA SBPA), 0.93%, 11/07/17	7,385	7,385,000
North Carolina Capital Facilities Finance Agency, Series 2014-52, RB, VRDN (Citibank NA LIQ), 0.96%, 11/07/17(a)	2,580	2,580,000
North Carolina Capital Facilities Finance Agency (Meredith College), Series 2008B, RB, VRDN (Wells Fargo Bank NA LOC), 0.90%, 11/07/17	7,270	7,270,000
North Carolina Capital Facilities Finance Agency (Triangle Aquatic Center Project), Series 2006, RB, VRDN (Wells Fargo Bank NA LOC), 0.90%, 11/07/17	3,670	3,670,000

		50,105,000
Ohio — 0.8%
American Municipal Power, Inc. (City of Newton Falls Project), Series 2017, RB, BAN, 2.00%, 06/21/18	1,495	1,502,022
City of Kirtland, Series 2017, GO, BAN, 2.00%, 06/21/18	540	542,190
Cleveland-Cuyahoga County Port Authority (SPC Buildings 1 & 3 LLC), Series 2007A, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.91%, 11/07/17(b)	3,645	3,645,000
County of Franklin (Nationwide Children’s Hospital, Inc. Project), Series 2015B, RB, VRDN, 0.94%, 11/07/17(b)	10,900	10,900,000
Ohio Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group), Series 2013B-1, RB, VRDN (Wells Fargo Bank NA SBPA), 0.88%, 11/01/17(b)(d)	3,300	3,300,000
Ohio Water Development Authority, Series 2016A, RB, VRDN (BMO Harris Bank NA LIQ), 0.92%, 11/07/17(b)	11,650	11,650,000
State of Ohio, Series 2004A, GO, VRDN, 0.93%, 11/07/17(b)	1,940	1,940,000

		33,479,212
Oregon — 0.3%
Oregon State Facilities Authority (Quatama Housing LP Project), Series 2005A, RB, VRDN (Federal National Mortgage Association LOC), 0.96%, 11/07/17(b)	11,075	11,075,000

		11,075,000
Pennsylvania — 1.5%
Blair County Industrial Development Authority (Homewood Retirement Centers Obligated Group), Series 2004, RB, VRDN (Manufacturers & Traders LOC), 0.97%, 11/07/17(b)	4,700	4,700,000
Bucks County Industrial Development Authority (Grand View Hospital), Series 2008A, RB, VRDN (TD Bank NA LOC), 0.90%, 11/07/17(b)	13,980	13,980,000

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (continued) October 31, 2017	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Chester County Health & Education Facilities Authority (Immaculata University Project), Series 2013S-3, RB, VRDN (Manufacturers & Traders LOC), 0.94%, 11/07/17(b)	$13,165	$13,165,000
Geisinger Authority Pennsylvania Health System Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0543, RB, VRDN (Royal Bank of Canada LIQ), 0.95%, 11/07/17(a)(b)(c)	4,000	4,000,000
General Authority of Southcentral Pennsylvania (Homewood Retirement Centers Obligated Group), Series 2003, RB, VRDN (Manufacturers & Traders LOC), 0.97%, 11/07/17(b)	3,945	3,945,000
Lycoming County Authority (Lycoming College Project), Series 2013 S1, RB, VRDN (Manufacturers & Traders LOC), 0.97%, 11/07/17(b)	4,175	4,175,000
Montgomery County Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2002, RB, VRDN (TD Bank NA SBPA), 0.98%, 11/01/17(b)	3,000	3,000,000
Montgomery County Industrial Development Authority (Big Little Associate Project), Series 1999A, RB, VRDN (Wells Fargo Bank NA LOC), 1.10%, 11/07/17(b)	205	205,000
Pennsylvania Economic Development Financing Authority (PSEG Power LLC Project), Series 2007, RB, VRDN (TD Bank NA LOC), 0.90%, 11/07/17(b)	12,400	12,400,000
Pennsylvania Infrastructure Investment Authority, Series 2016A, TECP (JPMorgan Chase Bank NA LOC), 0.93%, 12/04/17	2,004	2,003,980

		61,573,980
Rhode Island — 0.2%
City of Cranston, Series 2017-1, 2.00%, 09/06/18	7,340	7,388,405

		7,388,405
South Carolina — 0.7%
City of Columbia Waterworks & Sewer System, Series 2009, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.92%, 11/07/17(b)	13,175	13,175,000
Kershaw County School District, Series 2017, GO, BAN, 4.00%, 02/08/18	15,000	15,118,492

		28,293,492
Tennessee — 2.1%
Clarksville Public Building Authority (Tennessee Municipal Bond), Series 1999, RB, VRDN (Bank of America NA LOC), 1.02%, 11/07/17(b)	5,505	5,505,000
Metropolitan Government Nashville & Davidson County, Series 2017B-1, TECP (JPMorgan Chase Bank LIQ), 0.91%, 11/02/17	17,000	16,999,988
Metropolitan Government Nashville & Davidson County, Series 2017B-1, TECP (JPMorgan Chase Bank LIQ), 0.98%, 01/04/18	12,500	12,499,314
Metropolitan Government Nashville & Davidson County, Series 2017B-1, TECP (JPMorgan Chase Bank LIQ), 0.98%, 02/08/18	7,500	7,500,000
Metropolitan Government Nashville & Davidson County, Series 2017B-2, TECP (MUFG Union Bank LIQ), 0.97%, 12/05/17	10,000	9,999,704
Metropolitan Government Nashville & Davidson County, Series 2017B-2, TECP (MUFG Union Bank LIQ), 1.01%, 02/01/18	12,500	12,499,976
Metropolitan Government Nashville & Davidson County, Series 2017B-2, TECP (MUFG Union Bank LIQ), 1.00%, 02/07/18	12,000	11,999,334
Metropolitan Government Nashville & Davidson County, Series 2017B-2, TECP (MUFG Union Bank LIQ), 1.01%, 02/15/18	10,000	10,000,000

		87,003,316

Security	Par (000)	Value
Texas — 13.5%
Austin Texas Electric Utility System Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0220, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.02%, 11/07/17(a)(b)(c)	$27,745	$27,745,000
Bexar County Housing Finance Corp. (AAMHA LLC Project), Series 2000, RB, VRDN (Federal National Mortgage Association LOC), 0.92%, 11/07/17(b)	4,105	4,105,000
City of Austin, Series 2008B, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.95%, 11/07/17(b)	5,000	5,000,000
City of Austin, Series 2017A, RB, VRDN (Citibank NA LOC), 0.94%, 11/07/17(b)	5,000	5,000,000
City of Austin Water & Wastewater System, Series 2008, RB, VRDN (Citibank NA LOC), 0.93%, 11/07/17(b)	55,200	55,200,000
City of Garland, TECP (Sumitomo Mitsui Banking Corp. LIQ), 0.87%, 11/08/17	25,000	24,999,610
City of Garland, TECP (Sumitomo Mitsui Banking Corp. LIQ), 0.95%, 12/07/17	5,000	5,000,000
City of Garland, TECP (Sumitomo Mitsui Banking Corp. LIQ), 0.93%, 12/07/17	9,000	8,999,814
City of Garland, Series 2015, 5.00%, 02/15/18	500	505,720
City of Houston Combined Utility System, Series 2004B-5, RB, VRDN (Wells Fargo Bank NA LOC), 0.93%, 11/07/17(b)	22,390	22,390,000
Denton Independent School District (Denton County), Series 2005A, GO, VRDN (Bank of America NA SBPA), 0.92%, 11/07/17(b)	4,200	4,200,000
Denton Independent School District (Denton County), Series 2006B, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.92%, 11/07/17(b)	1,920	1,920,000
Fort Bend Independent School District, TECP (JPMorgan Chase Bank LIQ), 1.02%, 02/23/18	5,000	4,999,500
Harris County Cultural Education Facilities Finance Corp. (Methodist Health Systems), TECP, 0.85%, 11/02/17	61,570	61,569,858
Harris County Cultural Education Facilities Finance Corp. (Methodist Health Systems), TECP, 0.90%, 11/21/17	26,700	26,699,218
Harris County Cultural Education Facilities Finance Corp. (Methodist Health Systems), TECP, 0.97%, 12/01/17	82,790	82,787,831
Lower Neches Valley Authority Industrial Development Corp. (Exxon Mobil Corp. Project), Series 2001A, RB, VRDN, 0.90%, 11/01/17(b)	25,665	25,665,000
North Texas Tollway Authority, Series 2009D, RB, VRDN (Royal Bank of Canada LOC), 0.92%, 11/07/17(b)	72,700	72,700,000
Port of Arthur Navigation District Industrial Development Corp. (Total Petrochemicals & Refining USA, Inc.), Series 2012, RB, VRDN, 0.98%, 11/07/17(b)	6,000	6,000,000
Port of Corpus Christi Authority of Nueces County (Flint Hills Resources LP), Series 2002B, RB, VRDN, 0.96%, 11/07/17(b)	7,500	7,500,000
San Antonio Electric & Gas, Series 2017B, TECP (Wells Fargo Bank LIQ and State Street Bank & Trust Co. LIQ), 0.98%, 12/04/17	3,000	2,999,971
San Antonio Water System, Series 2017A, TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.86%, 12/04/17	20,000	19,998,116
San Antonio Water System, Series 2017A, TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.86%, 12/05/17	6,000	5,999,418
San Jacinto College District, Series 2015-XF2010, GO, VRDN (Morgan Stanley Bank LIQ), 0.95%, 11/07/17(a)(b)	3,000	3,000,000
State of Texas, Series 2011C, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.95%, 11/07/17(b)	15,700	15,700,000
State of Texas, Series 2015B, GO, VRDN (Federal Home Loan Bank SBPA), 0.93%, 11/07/17(b)	10,000	10,000,000
State of Texas, Series 2017, 4.00%, 08/30/18	20,000	20,471,066
Texas A&M University, Series 2017B, TECP, 0.90%, 12/04/17	3,600	3,599,796

40	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
Texas Water Development Board Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF2201, RB, VRDN (Citibank NA LIQ), 0.95%, 11/07/17(a)(b)(c)	$300	$300,000
University of Texas System (The), Series 2017A, TECP, 0.92%, 11/20/17	25,000	24,999,857

		560,054,775
Utah — 2.0%(b)
City of Murray (IHC Health Services, Inc.), Series 2003A, RB, VRDN, 0.92%, 11/07/17	8,200	8,200,000
City of West Jordan (Broadmoor Village Apartments LLC), Series 2004, RB, VRDN (Federal Home Loan Mortgage Corp. LIQ), 0.95%, 11/07/17	9,675	9,675,000
County of Emery (PacifiCorp Project), Series 1994, RB, VRDN (Canadian Imperial Bank LOC), 0.90%, 11/07/17	5,130	5,130,000
County of Utah (IHC Health Services, Inc.), Series 2016C, RB, VRDN (BMO Harris Bank NA SBPA), 0.89%, 11/07/17	53,600	53,600,000
County of Weber (IHC Health Services, Inc.), Series 2000A, RB, VRDN (Bank of New York Mellon SBPA), 0.90%, 11/01/17	9,700	9,700,000

		86,305,000
Vermont — 0.7%
Vermont Educational & Health Buildings Financing Agency (Norwich University Project), Series 2008, RB, VRDN (TD Bank NA LOC), 0.90%, 11/07/17(b)	27,280	27,280,000

		27,280,000
Virginia — 0.4%(b)
Alexandria Industrial Development Authority (Young Men’s Christian Association of Metropolitan Washington Facility), Series 1998, RB, VRDN (First National Bank of MD LOC), 1.02%, 11/07/17	1,545	1,545,000
Loudoun County Economic Development Authority (Howard Hughes Medical Institute), Series 2003F, RB, VRDN, 0.92%, 11/07/17	8,170	8,170,000
University of Virginia, Series 2014-48, RB, VRDN (Citibank NA LIQ), 0.96%, 11/07/17(a)	2,110	2,110,000
Virginia College Building Authority (Washington & Lee University (The)), Series 2015B, RB, VRDN, 0.90%, 11/07/17	3,800	3,800,000

		15,625,000
Washington — 0.6%
University of Washington, Series 2017A, TECP, 0.87%, 12/12/17	6,000	5,999,580
Washington State Housing Finance Commission (Living Care Center Project), Series 2000, RB, VRDN (Wells Fargo Bank NA LOC), 0.94%, 11/07/17(b)	9,490	9,490,000
Washington State Housing Finance Commission (Panorama Project), Series 2008, RB, VRDN (Wells Fargo Bank NA LOC), 0.90%, 11/07/17(b)	2,735	2,735,000
Washington State Housing Finance Commission (Traditions at South Hill Apartments Project), Series 2011A-B, RB, VRDN (Federal Home Loan Mortgage Corp. LOC), 0.94%, 11/07/17(b)	3,505	3,505,000

		21,729,580
Wisconsin — 1.4%(b)
Wisconsin Housing & Economic Development Authority, Series 2015C, RB, VRDN (Royal Bank of Canada SBPA), 0.93%, 11/07/17	25,250	25,250,000
Wisconsin Housing & Economic Development Authority, Series 2016C, RB, VRDN (Royal Bank of Canada SBPA), 0.93%, 11/07/17	16,100	16,100,000

Security	Par (000)	Value
Wisconsin (continued)
Wisconsin Housing & Economic Development Authority, Series 2017D, RB, VRDN (Royal Bank of Canada SBPA), 0.93%, 11/07/17	$15,000	$15,000,000

		56,350,000
Wyoming — 0.8%(b)
County of Sweetwater (PacifiCorp Project), Series 1994, RB, VRDN (Bank of Nova Scotia LOC), 0.94%, 11/07/17	1,275	1,275,000
County of Uinta (Chevron U.S.A., Inc. Project), Series 1993, RB, VRDN, 0.90%, 11/01/17	30,900	30,900,000

		32,175,000

Total Municipal Bonds — 97.0% (Cost: $3,974,550,232)		3,974,484,535

Closed-End Investment Companies — 3.1%(a)(b)

California — 0.8%
Nuveen California AMT-Free Quality Municipal Income Fund, Series 4, VRDP, (Citibank NA LIQ), 1.00%, 11/07/17	10,200	10,200,000
Nuveen California AMT-Free Quality Municipal Income Fund, Series 6, VRDP, (Sumitomo Mitsui Banking LIQ), 1.00%, 11/07/17	25,000	25,000,000

		35,200,000
New York — 1.9%
Nuveen California AMT-Free Quality Municipal Income Fund, Series 1, VRDP, (Citibank NA LIQ), 0.99%, 11/07/17	8,700	8,700,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2, VRDP, (Citibank NA LIQ), 0.99%, 11/07/17	32,800	32,800,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 3, VRDP, (Citibank NA LIQ), 0.99%, 11/07/17	8,000	8,000,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 5, VRDP, (Toronto-Dominion Bank LIQ), 1.00%, 11/07/17	27,000	27,000,000

		76,500,000
Ohio — 0.4%
Nuveen AMT-Free Quality Municipal Income Fund, Series 2, VRDP, (Citibank NA LIQ), 1.02%, 11/07/17	2,900	2,900,000
Nuveen AMT-Free Quality Municipal Income Fund, Series 5, VRDP, (Sumitomo Mitsui Banking Corp. LOC), 1.01%, 11/07/17	14,300	14,300,000

		17,200,000

Total Closed-End Investment Companies — 3.1% (Cost: $128,900,000)		128,900,000

Total Investments — 100.1% (Cost: $4,103,450,232)(f)		4,103,384,535
Liabilities in Excess of Other Assets — (0.1)%		(4,861,296)

Net Assets — 100.0%		$4,098,523,239

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	When-issued security.
(e)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Cost for U.S. federal income tax purposes.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (continued) October 31, 2017	MuniCash (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$—	$4,103,384,535	$—	$4,103,384,535

	$—	$4,103,384,535	$—	$4,103,384,535

(a)	See above Schedule of Investments for values in each state.

During the year ended October 31, 2017, there were no transfers between levels.

See notes to financial statements.

42	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments October 31, 2017	MuniFund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 94.4%

Alaska — 2.2%
Alaska Housing Finance Corp., Series 2009A, RB, VRDN, 0.88%, 11/07/17(a)	$3,900	$3,900,000

		3,900,000
Arizona — 1.0%(a)
Arizona Health Facilities Authority (Banner Health Obligated Group), Series 2008E, RB, VRDN (Bank of America NA LOC), 0.94%, 11/07/17	1,300	1,300,000
Arizona Health Facilities Authority (Banner Health Obligated Group), Series 2008F, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.94%, 11/07/17	590	590,000

		1,890,000
California — 2.8%
Metropolitan Water District of Southern California (Securities Industry & Financial Markets Association Index Mode), Series 2017D, RB, VRDN, 0.97%, 07/18/18(a)	3,000	3,000,000
Regents of the University of California (The), Series 2017A, TECP, 0.87%, 12/05/17	2,000	2,000,000

		5,000,000
Colorado — 1.4%(a)
Colorado Housing & Finance Authority, Series 2006A-2, RB, VRDN (Federal Home Loan Bank SBPA), 0.97%, 11/07/17	100	100,000
Sheridan Redevelopment Agency (South Santa Fe Drive Corridor Redevelopment Project), Series 2011A-1, VRDN (JP Morgan Chase Bank NA LOC), 0.98%, 11/07/17	2,205	2,205,000

		2,305,000
Connecticut — 4.9%
Connecticut Housing Finance Authority, Series 2011E, Sub-Series E-3, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.92%, 11/07/17(a)	2,080	2,080,000
Connecticut Housing Finance Authority, Series 2014C, Sub-Series C2, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.92%, 11/07/17(a)	5,595	5,595,000
Town of Manchester, Series 2017, GO, 2.00%, 02/21/18	400	401,092
Town of South Windsor, Series 2017, GO, BAN, 2.00%, 02/15/18	500	501,437

		8,577,529
District of Columbia — 0.6%
District of Columbia, Series 2007A, RB, VRDN (Manufacturers & Traders LOC), 0.97%, 11/07/17(a)	1,000	1,000,000

		1,000,000
Florida — 6.2%
City of Gainesville Utilities System, Series 2012B, RB, VRDN (Citibank NA SBPA), 0.95%, 11/07/17(a)	1,550	1,550,000
County of Miami-Dade Water & Sewer System, TECP, 0.88%, 11/21/17	6,000	6,000,000
Escambia County Health Facilities Authority (Azalea Trace, Inc.), Series 2003B, RB, VRDN (TD Bank NA SBPA), 0.99%, 11/01/17(a)	3,190	3,190,000

		10,740,000
Georgia — 0.6%
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group), Series 2008B, RB, VRDN (TD Bank NA LOC), 0.90%, 11/07/17(a)	1,000	1,000,000

		1,000,000

Security	Par (000)	Value
Hawaii — 1.2%
Hawaii Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF0518, GO, VRDN (Royal Bank of Canada LIQ), 0.96%, 11/07/17(a)(b)(c)	$2,000	$2,000,000

		2,000,000
Illinois — 2.4%
Chicago O’Hare International Airport, TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.90%, 12/14/17	1,000	1,000,000
Illinois Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XG0133, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.96%, 11/07/17(a)(b)(c)	2,000	2,000,000
Illinois State Toll Highway Authority, Series 2007A-2D, RB, VRDN (Bank of America NA LOC), 0.95%, 11/07/17(a)	1,000	1,000,000

		4,000,000
Indiana — 1.5%
Indianapolis Local Public Improvement Bond Bank, Series 2016-XG0024, RB, VRDN (Citibank NA LIQ), 1.04%, 11/07/17(a)(c)	2,600	2,600,000

		2,600,000
Iowa — 4.6%
Iowa Finance Authority (CJ Bio America, lnc.), Series 2012, RB, VRDN (Korea Development Bank LOC), 1.17%, 11/07/17(a)	8,000	8,000,000

		8,000,000
Kentucky — 0.6%
Louisville & Jefferson County Metropolitan Sewer District, Series 2016, RB, BAN, 3.50%, 11/15/17(d)	1,000	1,000,988

		1,000,988
Louisiana — 1.5%(a)
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2010, RB, VRDN, 0.92%, 11/07/17	800	800,000
Louisiana Public Facilities Authority (Air Products And Chemicals Project), Series 2006, RB, VRDN, 0.91%, 11/01/17	1,500	1,500,000
Louisiana Public Facilities Authority (Air Products And Chemicals Project), Series 2008C, RB, VRDN, 0.91%, 11/01/17	100	100,000

		2,400,000
Maryland — 1.6%(a)
County of Baltimore (Odyssey School Facility (The)), Series 2001, RB, VRDN (Manufacturers & Traders LOC), 0.97%, 11/07/17	1,275	1,275,000
Maryland Health & Higher Educational Facilities Authority, Series 2016-XF2231, RB, VRDN (Citibank NA LIQ), 1.07%, 11/07/17(c)	1,495	1,495,000

		2,770,000
Massachusetts — 1.4%
City of Gloucester, Series 2017, GO, BAN, 2.00%, 02/02/18	300	300,733
Town of Scituate, Series 2017, GO, BAN, 2.00%, 02/02/18	2,000	2,005,043

		2,305,776
Michigan — 0.6%
Michigan State Building Authority (Facilities Program), Series 2017I, RB, VRDN (Citibank NA LOC), 0.92%, 11/07/17(a)	1,000	1,000,000

		1,000,000
Minnesota — 4.1%
Minnesota Housing Finance Agency, Series 2015G, RB, VRDN (Royal Bank of Canada SBPA), 0.92%, 11/07/17(a)	5,225	5,225,000
Regents of the University of Minnesota, Series 2017F, TECP, 0.84%, 11/13/17	2,000	2,000,000

		7,225,000
Mississippi — 3.8%
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010K, RB, VRDN, 0.94%, 11/01/17(a)	6,600	6,600,000

		6,600,000

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (continued) October 31, 2017	MuniFund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Nevada — 0.6%
Las Vegas Valley Water District, TECP (Sumitomo Mitsui Banking Corp. LIQ), 0.85%, 11/07/17	$1,000	$1,000,000

		1,000,000
New Jersey — 7.5%
Burlington County Bridge Commission, Series 2016, RB, 2.00%, 11/16/17	4,000	4,001,874
County of Passaic, Series 2016A, GO, BAN, 2.00%, 12/11/17	2,000	2,001,906
RBC Municipal Products, Inc. Trust, Series 2017E-103, RB, VRDN (Royal Bank of Canada LOC), 0.95%, 11/07/17(a)(c)	7,000	7,000,000

		13,003,780
New York — 16.6%
City of New York, Series 2012A, Sub-Series A-4, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.93%, 11/07/17(a)	2,635	2,635,000
City of New York, Series 2013A, Sub-Series A-2, GO, VRDN (Mizuho Bank Ltd. LOC), 0.93%, 11/01/17(a)	4,600	4,600,000
City of New York Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0552, GO, VRDN (Toronto-Dominion Bank LIQ), 0.94%, 11/07/17(a)(b)(c)	300	300,000
Franklin County Civic Development Corp. (Alice Hyde Medical Center Project), Series 2013A, RB, VRDN (HSBC Bank USA NA LOC), 0.95%, 11/07/17(a)	385	385,000
Housing Development Corp., Series 2017C-4, RB, VRDN (Wells Fargo Bank NA SBPA), 0.89%, 11/07/17(a)	2,100	2,100,000
Metropolitan Transportation Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0572, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.94%, 11/07/17(a)(b)(c)	2,555	2,555,000
New York City Municipal Water Finance Authority, Series 2017BB, RB, VRDN (Bank of Montreal SBPA), 0.92%, 11/01/17(a)	6,900	6,900,000
New York City Transitional Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0566, RB, VRDN (Toronto-Dominion Bank LIQ), 0.94%, 11/07/17(a)(b)(c)	1,000	1,000,000
New York State Dormitory Authority, Series 2005B, RB, VRDN (Mizuho Bank Ltd. LOC), 0.94%, 11/07/17(a)	1,350	1,350,000
Town of Niagara (Niagara University Project), Series 2012B, RB, VRDN (HSBC Bank USA NA LOC), 0.94%, 11/07/17(a)	4,405	4,405,000
Triborough Bridge & Tunnel Authority (MTA Bridge & Tunnel Authority), Series 2005A, RB, VRDN (TD Bank NA LOC), 0.90%, 11/07/17(a)	800	800,000
Triborough Bridge & Tunnel Authority (MTA Bridge & Tunnel Authority), Series 2017A, Sub-Series A-1, 2.00%, 02/15/18	1,000	1,002,937
Triborough Bridge & Tunnel Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0536, RB, VRDN (Royal Bank of Canada LIQ), 0.95%, 11/07/17(a)(b)(c)	500	500,000

		28,532,937
North Carolina — 2.1%
County of New Hanover, Series 2006, GO, VRDN (Wells Fargo Bank NA SBPA), 0.90%, 11/07/17(a)	3,595	3,595,000

		3,595,000
Ohio — 2.6%
American Municipal Power, Inc. (City of Newton Falls Project), Series 2017, RB, BAN, 2.00%, 06/21/18	100	100,509
American Municipal Power, Inc. (Village of Monroeville Project), Series 2017, RB, BAN, 2.25%, 04/26/18	790	793,812
City of Kirtland, Series 2017, GO, BAN, 2.00%, 06/21/18	500	502,352
City of Uhrichsville, Series 2017, GO, BAN, 2.00%, 06/28/18	925	930,090
Ohio State Hospital Facility Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0573, RB, VRDN (Toronto-Dominion Bank LIQ), 0.95%, 11/07/17(a)(c)	1,450	1,450,000
Village of Woodmere, Series 2017, 2.00%, 10/03/18	765	771,620

		4,548,383

Security	Par (000)	Value
Pennsylvania — 4.4%(a)
Hospitals and Higher Education Facilities Authority of Philadelphia (The) (The Children’s Hospital of Philadelphia Project), Series 2002B, RB, VRDN (Wells Fargo Bank NA SBPA), 0.90%, 11/01/17	$4,100	$4,100,000
Montgomery County Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2002, RB, VRDN (TD Bank NA SBPA), 0.98%, 11/01/17	3,530	3,530,000

		7,630,000
Rhode Island — 0.6%
City of Cranston, Series 2017-1, 2.00%, 09/06/18	1,000	1,008,463

		1,008,463
South Carolina — 1.7%
Kershaw County School District, Series 2017, GO, BAN, 4.00%, 02/08/18	3,000	3,023,915

		3,023,915
Texas — 11.8%
City of Garland, TECP (Sumitomo Mitsui Banking Corp. LIQ), 0.87%, 11/08/17	5,000	5,000,000
Harris County Cultural Education Facilities Finance Corp., TECP (Methodist Health Systems), 0.85%, 11/02/17	4,000	4,000,000
Lower Neches Valley Authority Industrial Development Corp. (Exxon Mobil Corp. Project), Series 2012, RB, VRDN, 0.92%, 11/01/17(a)	1,635	1,635,000
Port of Port Arthur Navigation District (ATOFINA Petrochemicals, Inc.), Series 2002C, RB, VRDN, 0.98%, 11/07/17(a)	1,500	1,500,000
San Antonio Electric & Gas, TECP, 0.90%, 12/07/17	1,000	1,000,000
San Antonio Water System, Series 2017A, TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.86%, 12/05/17	1,000	1,000,000
State of Texas, Series 2017, 4.00%, 08/30/18	5,000	5,126,241
Texas Transportation Commission, Series 2014-B1, RB, VRDN (Sumitomo Mitsui Banking LIQ), 0.94%, 11/07/17(a)	1,000	1,000,000

		20,261,241
Utah — 2.0%
City of Murray (IHC Health Services, Inc.), Series 2003A, RB, VRDN, 0.92%, 11/07/17(a)	3,500	3,500,000

		3,500,000
Virginia — 0.9%
Virginia College Building Authority (Washington & Lee University (The)), Series 2015B, RB, VRDN, 0.90%, 11/07/17(a)	1,600	1,600,000

		1,600,000
Washington — 0.6%
University of Washington, Series 2017A, TECP, 0.87%, 12/12/17	1,000	1,000,000

		1,000,000

Total Municipal Bonds — 94.4% (Cost: $163,018,012)		163,018,012

Closed-End Investment Companies — 5.3%(a)(c)

New York — 2.6%
Nuveen California AMT-Free Quality Municipal Income Fund, Series 1, VRDP, (Citibank NA LIQ), 0.99%, 11/07/17	1,500	1,500,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 5, VRDP, (Toronto-Dominion Bank LIQ), 1.00%, 11/07/17	3,000	3,000,000

		4,500,000
Ohio — 2.7%
Nuveen AMT-Free Quality Municipal Income Fund, Series 2, VRDP, (Citibank NA LIQ), 1.02%, 11/07/17	4,000	4,000,000

44	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017	MuniFund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ohio (continued)
Nuveen AMT-Free Quality Municipal Income Fund, Series 5, VRDP, (Sumitomo Mitsui Banking LOC), 1.01%, 11/07/17	$700	$700,000

		4,700,000

Total Closed-End Investment Companies — 5.3% (Cost: $9,200,000)		9,200,000

Total Investments — 99.7% (Cost: $172,218,012)(e)		172,218,012
Other Assets Less Liabilities — 0.3%		544,434

Net Assets — 100.0%		$172,762,446

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$—	$172,218,012	$—	$172,218,012

	$—	$172,218,012	$—	$172,218,012

(a)	See above Schedule of Investments for values in each state.

During the year ended October 31, 2017, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments October 31, 2017	California Money Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 94.4%

California — 94.4%
Bay Area Toll Authority, Series 2007G-1, RB, VRDN (Bank of America NA LOC), 0.85%, 11/07/17(a)	$200	$200,000
Bay Area Toll Authority, Series 2008E-1, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.87%, 11/07/17(a)	150	150,000
California Health Facilities Financing Authority (Catholic Healthcare West), Series 2011C, RB, VRDN (Bank of Montreal LOC), 0.90%, 11/07/17(a)	1,550	1,550,000
California Health Facilities Financing Authority (Scripps Health Obligated Group), Series 2010B, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.87%, 11/07/17(a)	850	850,000
California Health Facilities Financing Authority (Scripps Health Obligated Group), Series 2010C, RB, VRDN (Northern Trust Co. LOC), 0.87%, 11/07/17(a)	700	700,000
California Health Facilities Funding Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0152, RB, VRDN (Bank of America NA LIQ), 0.98%, 11/07/17(a)(b)(c)	2,190	2,190,000
California Health Facilities Funding Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XG0019, RB, VRDN (Bank of America NA LIQ), 0.94%, 11/07/17(a)(b)(c)	200	200,000
California Health Facilities Funding Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XM0488, RB, VRDN (Royal Bank of Canada LIQ), 0.97%, 11/07/17(a)(b)(c)	1,300	1,300,000
California Pollution Control Financing Authority, Series 1996C, RB, VRDN (Mizuho Bank Ltd. LOC), 0.84%, 11/01/17(a)	400	400,000
California Pollution Control Financing Authority (Air Products & Chemicals, Inc.), Series 2008B, RB, VRDN, 0.91%, 11/01/17(a)	1,300	1,300,000
Eastern Municipal Water District, Series 2017B, RB, VRDN (Sumitomo Mitsui Banking SBPA), 0.90%, 11/07/17(a)	200	200,000
Fontana California Unified School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0111, GO, VRDN (JP Morgan Chase Bank NA LIQ), 0.99%, 11/07/17(a)(b)(c)	1,600	1,600,000
Hartnell Community College District Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0587, GO, VRDN (Toronto-Dominion Bank LIQ), 0.95%, 11/07/17(a)(b)(c)	1,295	1,295,000
Los Angeles County, Series 2017B, TECP (US Bank NA LOC), 0.94%, 11/02/17	1,000	1,000,000
Los Angeles County Housing Authority (Lincoln Malibu Meadows II LP), Series 1998C, RB, VRDN (Federal National Mortgage Association LIQ), 0.91%, 11/07/17(a)	899	899,000
Los Angeles County Metropolitan Transportation Authority, TECP (MUFG Union Bank NA LOC), 0.94%, 11/15/17	1,000	1,000,000
Los Angeles Department of Water & Power System, Series 2001B, Sub-Series B-1, RB, VRDN (Royal Bank of Canada SBPA), 0.82%, 11/07/17(a)	800	800,000
Los Angeles Department of Water & Power System, Series 2002A, Sub-Series A-3, RB, VRDN (Bank of America NA SBPA), 0.83%, 11/01/17(a)	500	500,000
Metropolitan Water District of Southern California, Series 2016B1, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.82%, 11/01/17(a)	800	800,000
Metropolitan Water District of Southern California, Series 2017A, RB, VRDN (Citibank NA SBPA), 0.82%, 11/01/17(a)	700	700,000
Mountain View Whisman California School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF2225, GO, VRDN (Citibank NA LIQ), 0.94%, 11/07/17(a)(b)(c)	300	300,000
Northern California Power Agency (Hydroelectric Project), Series 2008A, RB, VRDN (Bank of Montreal LOC), 0.89%, 11/07/17(a)	810	810,000
Regents of the University of California (The), Series 2017A, TECP, 0.87%, 12/05/17	1,500	1,500,000

Security	Par (000)	Value

California (continued)
Riverside County Transportation Commission, Series 2009B, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.87%, 11/07/17(a)	$370	$370,000
Riverside County Transportation Commission, Series 2016-XF2297, RB, VRDN (Citibank NA LIQ), 0.94%, 11/07/17(a)(c)	1,075	1,075,000
Sacramento Suburban Water District, Series 2009A, COP, VRDN (Sumitomo Mitsui Banking LOC), 0.91%, 11/07/17(a)	865	865,000
Sacramento Transportation Authority, Series 2015A, RB, VRDN (Mizuho Bank Ltd. SBPA), 0.87%, 11/07/17(a)	1,080	1,080,000
San Diego County Regional Transportation Commission, Series 2008A, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.87%, 11/07/17(a)	500	500,000
San Diego County Regional Transportation Commission, Series 2008C, RB, VRDN (Bank of America NA SBPA), 0.92%, 11/07/17(a)	350	350,000
San Diego Housing Authority (Hillside Garden Apartment), Series 2004C, RB, VRDN (Federal National Mortgage Association LOC), 0.91%, 11/07/17(a)	785	785,000
San Diego Housing Authority (Park & Market Apartments Obligated Group), Series 2017A, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.91%, 11/07/17(a)	100	100,000
San Francisco California Bay Area Rapid Transit District Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF2449, GO, VRDN (Citibank NA LIQ), 0.93%, 11/07/17(a)(b)(c)	300	300,000
San Rafael Redevelopment Agency (Fairfax Street Apartments), Series 2001A, RB, VRDN (Citibank NA LOC), 0.94%, 11/07/17(a)	300	300,000
Santa Clara Valley Transportation Authority, Series 2008C, RB, VRDN (Sumitomo Mitsui Banking SBPA), 0.87%, 11/07/17(a)	800	800,000
Sonoma Valley California Unified School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XG0151, GO, VRDN (TD Bank NA LIQ), 0.97%, 11/07/17(a)(b)(c)	1,000	1,000,000
State of California, Series 2005A, Sub-Series A-2-1, GO, VRDN (Sumitomo Mitsui Banking LOC), 0.84%, 11/07/17(a)	500	500,000
State of California, Series 2005A3, GO, VRDN (Mizuho Bank Ltd. LOC), 0.89%, 11/07/17(a)	800	800,000
State of California, Series 2005B1, GO, VRDN (Mizuho Bank Ltd. LOC), 0.89%, 11/07/17(a)	400	400,000
State of California, Series 2017A5, TECP (US Bank NA LOC), 0.93%, 11/16/17	1,000	1,000,000
State of California Department of Water Resources, Series 2017-2, TECP (Wells Fargo Bank NA LOC), 0.92%, 11/09/17	1,000	1,000,000

Total Municipal Bonds — 94.4% (Cost: $31,469,000)		31,469,000

Closed-End Investment Companies — 5.4%

California — 5.4%
Nuveen California AMT-Free Quality Municipal Income Fund, Series 4, VRDP, (Citibank NA LIQ), 1.00%, 11/07/17(a)(c)	1,800	1,800,000

Total Closed-End Investment Companies — 5.4% (Cost: $1,800,000)		1,800,000

Total Investments — 99.8% (Cost: $33,269,000)(d)		33,269,000
Other Assets Less Liabilities — 0.2%		57,199

Net Assets — 100.0%		$33,326,199

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

46	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017	California Money Fund (Percentages shown are based on Net Assets)

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$—	$33,269,000	$—	$33,269,000

	$—	$33,269,000	$—	$33,269,000

(a)	See above Schedule of Investments for values in the state.

During the year ended October 31, 2017, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments October 31, 2017	New York Money Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 96.9%

New York — 96.9%(a)
Albany Industrial Development Agency (Corning Preserve/Hudson Riverfront Development Project), Series 2002, RB, VRDN (Keybank NA LOC), 1.00%, 11/07/17	$730	$730,000
Amherst Development Corp. (Asbury Pointe, Inc. Project), Series 2011A, RB, VRDN (Manufacturers & Traders Bank Corp. LOC), 0.97%, 11/07/17	600	600,000
City of New York, Series 2012G, Sub-Series G-7, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.93%, 11/01/17	300	300,000
East Rochester Housing Authority (Park Ridge Nursing Home, Inc. Project), Series 2008, RB, VRDN (Manufacturers & Traders Bank Corp. LOC), 0.97%, 11/07/17	600	600,000
Franklin County Civic Development Corp. (Alice Hyde Medical Center Project), Series 2013A, RB, VRDN (HSBC Bank USA NA LOC), 0.95%, 11/07/17	675	675,000
Housing Development Corp., Series 2017C-4, RB, VRDN (Wells Fargo Bank NA SBPA), 0.89%, 11/07/17	100	100,000
Metropolitan Transportation Authority, Series 2008A-1, RB, VRDN (TD Bank NA LOC), 0.92%, 11/01/17	100	100,000
Metropolitan Transportation Authority, Series 2015E-2, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.92%, 11/07/17	100	100,000
Metropolitan Transportation Authority, Series 2016B, Sub-Series 2002B-1, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.92%, 11/07/17	500	500,000
Nassau Health Care Corp., Series 2009C, Sub-Series C2, RB, VRDN (Wells Fargo Bank NA LOC), 0.92%, 11/07/17	335	335,000
New York City Health & Hospital Corp. (HHC Capital Corp.), Series 2008C, RB, VRDN (TD Bank NA LOC), 0.91%, 11/07/17	300	300,000
New York City Municipal Water Finance Authority, Series 2001F, Sub-Series F-1, RB, VRDN (Mizuho Bank Ltd. SBPA), 0.93%, 11/01/17	200	200,000
New York City Municipal Water Finance Authority, Series 2008-BB-1, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.87%, 11/07/17	200	200,000
New York City Municipal Water Finance Authority, Series 2012B, RB, VRDN (State Street Bank & Trust Co. SBPA), 0.92%, 11/01/17	100	100,000
New York City Municipal Water Finance Authority, Series 2016BB-1B, RB, VRDN (State Street Bank & Trust Co. SBPA), 0.92%, 11/01/17	200	200,000
New York City Transitional Finance Authority, Series 2015A, Sub-Series A-4, RB, VRDN (Mizuho Bank Ltd. SBPA), 0.93%, 11/01/17	195	195,000
New York City Transitional Finance Authority Future Tax Secured, Series 2013A, Sub-Series A-4, RB, VRDN (Northern Trust Company SBPA), 0.92%, 11/01/17	300	300,000
New York City Transitional Finance Authority Future Tax Secured, Series 2013C, Sub-Series C-5, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.90%, 11/07/17	300	300,000
New York Local Government Assistance Corp. (A Public Benefit Corporation Of The State Of New York), Series 2003A-8V, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.92%, 11/07/17	800	800,000
New York State Dormitory Authority, Series 2005B, RB, VRDN (Mizuho Bank Ltd. LOC), 0.94%, 11/07/17	200	200,000
New York State Dormitory Authority (City University System, Consolidated Fifth), Series 2008C, RB, VRDN (Bank of America NA LOC), 0.93%, 11/07/17	200	200,000
New York State Dormitory Authority (City University System, Consolidated Fifth), Series 2008D, RB, VRDN (TD Bank NA LOC), 0.90%, 11/07/17	400	400,000
New York State Dormitory Authority (St John’s University), Series 2008B-1, RB, VRDN (Bank of America NA LOC), 0.92%, 11/07/17	300	300,000
New York State Dormitory Authority (Trustees of Columbia University), Series 2005B, RB, VRDN, 0.87%, 11/07/17	500	500,000

Security	Par (000)	Value
New York (continued)
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.), Series 2005A, Sub-Series A-1, RB, VRDN (Mizuho Bank Ltd. LOC), 0.93%, 11/07/17	$500	$500,000
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.), Series 2005A, Sub-Series A-2, RB, VRDN (Mizuho Bank Ltd. LOC), 0.92%, 11/07/17	300	300,000
New York State Housing Finance Agency, Series 2003L, RB, VRDN (Bank of America NA LOC), 0.91%, 11/07/17	615	615,000
New York State Housing Finance Agency (42nd and 10th Associates LLC), Series 2008A, RB, VRDN (Federal Home Loan Mortgage Corp. LOC), 0.88%, 11/07/17	250	250,000
New York State Housing Finance Agency (42nd and 10th Associates LLC), Series 2010A, RB, VRDN (Federal Home Loan Mortgage Corp. LOC), 0.88%, 11/07/17	400	400,000
New York State Housing Finance Agency (606 West 57th Street Housing), Series 2016A, RB, VRDN (Wells Fargo Bank NA LOC), 0.93%, 11/07/17	400	400,000
New York State Housing Finance Agency (625 West 57th Street Housing), Series 2015A-1, RB, VRDN (Bank of New York Mellon LOC), 0.88%, 11/07/17	500	500,000
New York State Housing Finance Agency (Barclay Street Realty LLC), Series 2004A, RB, VRDN (Federal National Mortgage Association LOC), 0.92%, 11/07/17	650	650,000
New York State Housing Finance Agency (Clinton Park Development LLC), Series 2010A, RB, VRDN (Federal Home Loan Mortgage Corp. LIQ), 0.94%, 11/07/17	700	700,000
New York State Housing Finance Agency (Historic Front Street Housing), Series 2003A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.93%, 11/07/17	850	850,000
New York State Urban Development Corp., Series 2008A-1, RB, VRDN (Wells Fargo Bank NA LOC), 0.92%, 11/07/17	500	500,000
Rensselaer County Industrial Development Agency (Sage Colleges (The)), Series 2002A, RB, VRDN (Manufacturers & Traders Bank Corp. LOC), 0.97%, 11/07/17	600	600,000
Syracuse Industrial Development Agency (Syracuse University Project), Series 2008A-1, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.89%, 11/01/17	200	200,000
Syracuse Industrial Development Agency (Syracuse University Project), Series 2008A-2, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.89%, 11/01/17	600	600,000
Triborough Bridge & Tunnel Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0536, RB, VRDN (Royal Bank of Canada LIQ), 0.95%, 11/07/17(b)(c)	1,000	1,000,000
Westchester County Industrial Development Agency (Northern Westchester Hospital Association), Series 2004, RB, VRDN (TD Bank NA LOC), 0.90%, 11/07/17	600	600,000

Total Municipal Bonds — 96.9% (Cost: $16,900,000)		16,900,000

Closed-End Investment Companies — 2.9%

New York — 2.9%
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 3, VRDP, (Citibank NA LIQ), 0.99%, 11/07/17(a)(c)	500	500,000

Total Closed-End Investment Companies — 2.9% (Cost: $500,000)		500,000

Total Investments — 99.8% (Cost: $17,400,000)(d)		17,400,000
Other Assets Less Liabilities — 0.2%		34,067

Net Assets — 100.0%		$17,434,067

48	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017	New York Money Fund (Percentages shown are based on Net Assets)

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$—	$17,400,000	$—	$17,400,000

	$—	$17,400,000	$—	$17,400,000

(a)	See above Schedule of Investments for values in each state.

During the year ended October 31, 2017, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Statements of Assets and Liabilities October 31, 2017	BlackRock Liquidity Funds

	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

ASSETS
Investments at value — unaffiliated(a)	$3,082,456,616	$40,960,149,041	$1,545,174,395	$12,001,362,683	$21,734,219,301
Cash	93,487,876	3,468,222,811	32,005,157	430,068,290	2,624,877,199
Repurchase agreements at value — unaffiliated(b)	—	44,071,542,500	169,500,000	1,393,500,000	36,422,812,500
Receivables:
Capital shares sold	—	—	—	1,381	—
Interest — unaffiliated	574,661	37,392,128	830,692	8,711,118	21,500,302
From the Manager	5,968	44,009	—	—	28,528
Prepaid expenses	99,215	633,802	222,220	126,181	1,769,983

Total assets	3,176,624,336	88,537,984,291	1,747,732,464	13,833,769,653	60,805,207,813

LIABILITIES
Payables:
Investments purchased	199,841,333	5,062,528,375	10,000,000	—	3,352,111,561
Capital shares redeemed	—	1,179,811	—	—	—
Income dividends	1,732,923	38,632,924	1,427,590	4,303,655	27,339,022
Management fees	418,262	11,642,913	216,407	2,040,737	8,145,170
Professional fees	67,971	427,801	43,702	152,138	334,235
Officer’s and Trustees’ fees	58,008	158,546	5,814	4,500	103,332
Transfer agent fees	46,420	559,462	3,192	19,474	410,682
Service and distribution fees	43,703	1,826,777	6,900	470,136	1,156,557
Printing fees	43,396	46,471	4,491	1,755	20,771
Custodian fees	27,031	642,159	11,677	68,138	235,546
Other accrued expenses	99,790	141,992	94,649	50,770	176,817

Total liabilities	202,378,837	5,117,787,231	11,814,422	7,111,303	3,390,033,693

NET ASSETS	$2,974,245,499	$83,420,197,060	$1,735,918,042	$13,826,658,350	$57,415,174,120

NET ASSETS CONSIST OF
Paid-in capital	$2,974,191,060	$83,419,060,295	$1,735,878,709	$13,824,360,636	$57,413,306,422
Undistributed (distributions in excess of) net investment income	82,338	931,927	(37,902)	(340,835)	1,057,106
Accumulated net realized gain (loss)	(27,899)	204,838	44,649	1,261,561	810,592
Net unrealized appreciation (depreciation)	—	—	32,586	1,376,988	—

NET ASSETS	$2,974,245,499	$83,420,197,060	$1,735,918,042	$13,826,658,350	$57,415,174,120

(a) Investments at cost — unaffiliated	$3,082,456,616	$40,960,149,041	$1,545,141,809	$11,999,985,695	$21,734,219,301
(b) Repurchase agreements at cost — unaffiliated	$—	$44,071,542,500	$169,500,000	$1,393,500,000	$36,422,812,500

See notes to financial statements.

50	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (continued) October 31, 2017	BlackRock Liquidity Funds

	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

NET ASSET VALUE

Institutional
Net assets	$2,756,559,673	$78,004,800,522	$1,713,351,700	$12,940,766,148	$53,092,341,625

Share outstanding(c)	2,756,502,210	78,003,722,529	1,713,028,427	12,936,507,227	53,090,563,938

Net asset value	$1.00	$1.00	$1.0002	$1.0003	$1.00

Dollar
Net assets	$133,962,374	$1,714,597,620	$22,566,342	$86,362,001	$2,927,645,675

Share outstanding(c)	133,959,581	1,714,573,920	22,561,223	86,331,038	2,927,547,629

Net asset value	$1.00	$1.00	$1.0002	$1.0004	$1.00

Cash Management
Net assets	$15,174,476	$106,798,186	—	$688,373,391	$576,284,050

Share outstanding(c)	15,174,160	106,796,710	—	688,136,485	576,264,753

Net asset value	$1.00	$1.00	—	$1.0003	$1.00

Cash Reserve
Net assets	$447,015	$814,974,140	—	$3,340,577	$57,893,598

Share outstanding(c)	447,006	814,962,874	—	3,339,433	57,891,659

Net asset value	$1.00	$1.00	—	$1.0003	$1.00

Administration
Net assets	$68,101,961	$2,436,502,696	—	$106,520,209	$685,249,706

Share outstanding(c)	68,100,542	2,436,469,017	—	106,481,220	685,226,761

Net asset value	$1.00	$1.00	—	$1.0004	$1.00

Select
Net assets	—	$340,742,232	—	$644	$75,759,466

Share outstanding(c)	—	340,737,521	—	644	75,756,929

Net asset value	—	$1.00	—	$1.0004	$1.00

Private Client
Net assets	—	$1,781,664	—	$1,295,380	—

Share outstanding(c)	—	1,781,639	—	1,294,933	—

Net asset value	—	$1.00	—	$1.0003	—

Premier
Net assets	—	—	—	—	—

Share outstanding(c)	—	—	—	—	—

Net asset value	—	—	—	—	—

(c)	Unlimited number of shares authorized, no par value.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Assets and Liabilities (continued) October 31, 2017	BlackRock Liquidity Funds

	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

ASSETS
Investments at value — unaffiliated(a)	$28,448,929,927	$4,103,384,535	$172,218,012	$33,269,000	$17,400,000
Cash	818,239,812	—	95,757	35,559	25,458
Receivables:
Investments sold	1,458,275,983	15,401,647	—	—	—
Capital shares sold	—	428	—	—	—
Interest — unaffiliated	6,776,128	6,690,717	536,454	39,215	15,498
From the Manager	16,337	—	—	44,147	21,396
Prepaid expenses	1,186,895	275,137	99,996	31,271	53,123

Total assets	30,733,425,082	4,125,752,464	172,950,219	33,419,192	17,515,475

LIABILITIES
Bank overdraft	—	14,787,082	—	—	—
Payables:
Investments purchased	5,375,144,219	10,000,000	—	—	—
Income dividends	14,280,760	1,633,052	58,785	16,445	5,545
Management fees	3,321,038	630,544	10,927	—	5,149
Service and distribution fees	487,921	2,423	5,837	756	1,452
Professional fees	162,804	70,599	50,985	51,689	47,576
Custodian fees	122,732	32,346	12,213	1,637	1,837
Transfer agent fees	120,014	15,490	10,827	1,390	1,347
Officer’s and Trustees’ fees	50,495	11,303	5,144	1,096	3,987
Printing fees	18,170	6,576	5,711	6,062	6,008
Other accrued expenses	16,762	39,810	27,344	13,918	8,507

Total liabilities	5,393,724,915	27,229,225	187,773	92,993	81,408

NET ASSETS	$25,339,700,167	$4,098,523,239	$172,762,446	$33,326,199	$17,434,067

NET ASSETS CONSIST OF
Paid-in capital	$25,338,718,759	$4,097,735,441	$172,754,993	$33,325,843	$17,434,067
Undistributed net investment income	514,323	67,749	2,300	356	—
Accumulated net realized gain (loss)	467,085	785,746	5,153	—	—
Net unrealized appreciation (depreciation)	—	(65,697)	—	—	—

NET ASSETS	$25,339,700,167	$4,098,523,239	$172,762,446	$33,326,199	$17,434,067

(a) Investments at cost — unaffiliated	$28,448,929,927	$4,103,450,232	$172,218,012	$33,269,000	$17,400,000
See notes to financial statements.

52	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (continued) October 31, 2017	BlackRock Liquidity Funds

	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

NET ASSET VALUE

Institutional
Net assets	$24,157,325,050	$4,096,900,290	$146,316,492	$30,459,292	$16,907,577

Share outstanding(b)	24,156,389,294	4,095,575,067	146,157,254	30,457,956	16,907,570

Net asset value	$1.00	$1.0003	$1.00	$1.00	$1.00

Dollar
Net assets	$483,138,376	$1,622,949	$4,591,906	—	—

Share outstanding(b)	483,119,723	1,622,461	4,586,908	—	—

Net asset value	$1.00	$1.0003	$1.00	—	—

Cash Management
Net assets	$21,110,380	—	$37,806	—	—

Share outstanding(b)	21,109,565	—	37,765	—	—

Net asset value	$1.00	—	$1.00	—	—

Cash Reserve
Net assets	$1,001,923	—	—	—	—

Share outstanding(b)	1,001,884	—	—	—	—

Net asset value	$1.00	—	—	—	—

Administration
Net assets	$638,815,300	—	$18,652,917	—	—

Share outstanding(b)	638,790,634	—	18,632,611	—	—

Net asset value	$1.00	—	$1.00	—	—

Select
Net assets	$38,309,138	—	$2,832,933	$2,093,615	$196,263

Share outstanding(b)	38,307,659	—	2,829,849	2,093,523	196,262

Net asset value	$1.00	—	$1.00	$1.00	$1.00

Private Client
Net assets	—	—	$330,392	$773,292	$330,227

Share outstanding(b)	—	—	330,032	773,259	330,227

Net asset value	—	—	$1.00	$1.00	$1.00

Premier
Net assets	—	—	—	—	—

Share outstanding(b)	—	—	—	—	—

Net asset value	—	—	—	—	—

(b)	Unlimited number of shares authorized, no par value.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations October 31, 2017	BlackRock Liquidity Funds

	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

INVESTMENT INCOME
Interest — unaffiliated	$25,186,566	$681,158,096	$6,566,087	$154,321,535	$419,508,817
Interest — affiliated	—	289,788	—	—	—

Total investment income	25,186,566	681,447,884	6,566,087	154,321,535	419,508,817

EXPENSES
Management	7,544,269	154,684,539	1,809,933	26,480,031	97,285,792
Service and distribution — class specific	591,657	13,711,395	60,405	4,089,890	14,563,984
Registration	176,373	1,824,425	89,962	352,697	944,974
Custodian	72,185	1,567,740	51,832	225,063	784,003
Professional	46,624	541,976	37,481	54,200	364,876
Transfer agent	28,215	1,025,388	4,465	326,368	592,716
Officer and Trustees	—	826,465	13,592	58,771	432,467
Printing	—	80,459	19,921	22,319	39,790
Miscellaneous	36,971	518,208	36,120	100,104	345,302

Total expenses	8,496,294	174,780,595	2,123,711	31,709,443	115,353,904

Less:
Management fees waived	(2,241,370)	(32,612,920)	(1,107,590)	(4,650,804)	(11,585,155)
Service and distribution fees waived — class specific	(23,277)	(757,056)	(178)	(5,180)	(856,597)
Expenses reimbursed by the Manager	(5,968)	(44,009)	(21,063)	—	(28,528)
Fees paid indirectly	—	(4,552)	—	(3,536)	—

Total expenses after fees waived and/or reimbursed	6,225,679	141,362,058	994,880	27,049,923	102,883,624

Net investment income	18,960,887	540,085,826	5,571,207	127,271,612	316,625,193

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments	(17,999)	216,511	5,593	1,261,561	846,876
Net change in unrealized appreciation on investments	—	—	32,735	28,548	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,942,888	$540,302,337	$5,609,535	$128,561,721	$317,472,069

See notes to financial statements.

54	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (continued) October 31, 2017	BlackRock Liquidity Funds

	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

INVESTMENT INCOME
Interest — unaffiliated	$182,050,402	$24,932,704	$1,818,422	$339,211	$137,622

Total investment income	182,050,402	24,932,704	1,818,422	339,211	137,622

EXPENSES
Management	44,484,692	9,101,252	796,542	174,927	68,309
Service and distribution — class specific	2,715,974	3,749	82,880	67,340	4,901
Registration	692,670	252,366	117,520	37,336	43,495
Custodian	449,585	81,057	8,944	9,240	1,723
Transfer agent	247,003	55,396	9,832	18,984	2,580
Officer and Trustees	236,473	39,670	6,041	6,802	9,470
Professional	198,585	76,302	56,448	70,262	38,165
Printing	39,329	13,901	14,821	12,639	12,375
Miscellaneous	188,792	17,567	12,377	9,767	6,226

Total expenses	49,253,103	9,641,260	1,105,405	407,297	187,244
Less:
Management fees waived	(6,273,176)	(3,467,136)	(567,301)	(174,927)	(68,309)
Service and distribution fees waived — class specific	(307,864)	—	(13,718)	(29,674)	(2,085)
Expenses reimbursed by the Manager	(16,337)	—	—	(71,679)	(77,547)
Fees paid indirectly	(606)	—	—	—	—

Total expenses after fees waived and/or reimbursed	42,655,120	6,174,124	524,386	131,017	39,303

Net investment income	139,395,282	18,758,580	1,294,036	208,194	98,319

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from investments	525,467	785,746	5,403	433	—
Net change in unrealized depreciation on investments	—	(83,173)	—	—	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$139,920,749	$19,461,153	$1,299,439	$208,627	$98,319

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets	BlackRock Liquidity Funds

	Federal Trust Fund		FedFund
	Year Ended October 31,		Year Ended October 31,
	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$18,960,887	$3,514,270	$540,085,826	$67,321,979
Net realized gain (loss)	(17,999)	151,382	216,511	871,395

Net increase in net assets resulting from operations	18,942,888	3,665,652	540,302,337	68,193,374

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(18,006,882)	(3,497,902)	(516,065,493)	(65,691,861)
Dollar	(577,738)	(47)	(8,000,675)	(689,996)
Cash Management	(26,481)	(7)	(298,553)	(31,489)
Cash Reserve	(1,047)	—	(2,599,156)	(30,734)
Administration	(348,739)	(16,314)	(12,986,829)	(804,665)
Select	—	—	(130,869)	(72,196)
Private Client	—	—	(3,699)	(1,001)
Premier	—	—	(1)	(37)
From net realized gain:
Institutional	(74,346)	(7,879)	—	(437,757)
Dollar	(3,463)	(21)	—	(42,760)
Cash Management	(660)	—	—	(1,815)
Cash Reserve	(10)	—	—	(207)
Administration	(1,073)	—	—	(12,578)
Select	—	—	—	(7,166)
Private Client	—	—	—	(139)
Premier	—	—	—	(5)

Decrease in net assets resulting from distributions to shareholders	(19,040,439)	(3,522,170)	(540,085,275)	(67,824,406)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(484,956,793)	3,125,502,380	(4,860,259,757)	75,374,520,238

NET ASSETS
Total increase (decrease) in net assets	(485,054,344)	3,125,645,862	(4,860,042,695)	75,374,889,206
Beginning of year	3,459,299,843	333,653,981	88,280,239,755	12,905,350,549

End of year	$2,974,245,499	$3,459,299,843	$83,420,197,060	$88,280,239,755

Undistributed net investment income, end of year	$82,338	$47,241	$931,927	$554,558

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

56	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (continued)	BlackRock Liquidity Funds

	TempCash		TempFund
	Year Ended October 31,		Year Ended October 31,
	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,571,207	$2,192,317	$127,271,612	$201,788,919
Net realized gain	5,593	581	1,261,561	2,005,843
Net change in unrealized appreciation (depreciation)	32,735	(149)	28,548	1,348,440

Net increase in net assets resulting from operations	5,609,535	2,192,749	128,561,721	205,143,202

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(5,431,359)	(2,155,187)	(122,153,526)	(192,915,859)
Dollar	(139,515)	(37,130)	(715,698)	(2,708,329)
Cash Management	—	—	(3,666,913)	(37,116)
Cash Reserve	—	—	(19,274)	(1,478)
Administration	—	—	(709,042)	(6,125,788)
Select	—	—	(119)	(254)
Private Client	—	—	(6,829)	(87)
Premier	—	—	—	(8)
From net realized gain:
Institutional	—	(115,449)	—	(4,366,238)
Dollar	—	(9,105)	—	(100,852)
Cash Management	—	—	—	(175,845)
Cash Reserve	—	—	—	(3,737)
Administration	—	—	—	(96,923)
Select	—	—	—	(8,805)
Private Client	—	—	—	(579)
Premier	—	—	—	(317)

Decrease in net assets resulting from distributions to shareholders	(5,570,874)	(2,316,871)	(127,271,401)	(206,542,215)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,637,574,788	(1,128,023,833)	4,695,432,576	(58,177,093,133)

NET ASSETS
Total increase (decrease) in net assets	1,637,613,449	(1,128,147,955)	4,696,722,896	(58,178,492,146)
Beginning of year	98,304,593	1,226,452,548	9,129,935,454	67,308,427,600

End of year	$1,735,918,042	$98,304,593	$13,826,658,350	$9,129,935,454

Undistributed (Distributions in excess of) net investment income, end of year	$(37,902)	$(38,235)	$(340,835)	$(2,155,236)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (continued)	BlackRock Liquidity Funds

	T-Fund		Treasury Trust Fund
	Year Ended October 31,		Year Ended October 31,
	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$316,625,193	$52,732,956	$139,395,282	$22,862,269
Net realized gain	846,876	1,652,855	525,467	1,402,702

Net increase in net assets resulting from operations	317,472,069	54,385,811	139,920,749	24,264,971

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(298,983,476)	(52,057,188)	(134,460,068)	(22,707,741)
Dollar	(13,410,645)	(493,282)	(1,840,959)	(42,202)
Cash Management	(1,091,951)	(135,899)	(48,000)	(1,938)
Cash Reserve	(170,419)	(8,258)	(2,508)	(916)
Administration	(2,952,813)	(23,694)	(3,037,521)	(101,961)
Select	(15,889)	(14,635)	(6,226)	(7,511)
From net realized gain:
Institutional	(613,939)	(567,256)	(905,350)	(564,501)
Dollar	(51,020)	(28,927)	(22,085)	(15,034)
Cash Management	(13,602)	(25,978)	(587)	(416)
Cash Reserve	(778)	(27)	(17)	(194)
Administration	(4,903)	—	(19,270)	(9,724)
Select	(969)	(7,050)	(4,225)	(666)

Decrease in net assets resulting from distributions to shareholders	(317,310,404)	(53,362,194)	(140,346,816)	(23,452,804)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,518,124,014)	37,353,219,144	3,432,239,907	7,370,571,346

NET ASSETS
Total increase (decrease) in net assets	(1,517,962,349)	37,354,242,761	3,431,813,840	7,371,383,513
Beginning of year	58,933,136,469	21,578,893,708	21,907,886,327	14,536,502,814

End of year	$57,415,174,120	$58,933,136,469	$25,339,700,167	$21,907,886,327

Undistributed net investment income, end of year	$1,057,106	$682,416	$514,323	$50,828

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

58	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (continued)	BlackRock Liquidity Funds

	MuniCash		MuniFund
	Year Ended October 31,		Year Ended October 31,
	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$18,758,580	$3,042,352	$1,294,036	$1,054,340
Net realized gain	785,746	19,069	5,403	38,704
Net change in unrealized appreciation (depreciation)	(83,173)	17,476	—	—

Net increase in net assets resulting from operations	19,461,153	3,078,897	1,299,439	1,093,044

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(18,685,907)	(3,051,247)	(1,157,288)	(886,032)
Dollar	(4,924)	(1,138)	(24,198)	(7,296)
Cash Management	—	—	(52)	(194)
Administration	—	—	(112,066)	(159,609)
Select	—	—	(2)	(1,010)
Private Client	—	—	(430)	(199)
From net realized gain:
Institutional	—	(22,436)	(31,041)	(99,013)
Dollar	—	(63)	(862)	(2,633)
Cash Management	—	—	(10)	(175)
Administration	—	—	(3,723)	(33,097)
Select	—	—	(977)	(729)
Private Client	—	—	(55)	(120)
From return of capital:	—	—	—	—
Institutional	—	(1,883,093)	—	—
Dollar	—	(1,980)	—	—

Decrease in net assets resulting from distributions to shareholders	(18,690,831)	(4,959,957)	(1,330,704)	(1,190,107)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,956,130,668	1,996,129,957	(218,097)	(1,589,835,163)

NET ASSETS
Total increase (decrease) in net assets	1,956,900,990	1,994,248,897	(249,362)	(1,589,932,226)
Beginning of year	2,141,622,249	147,373,352	173,011,808	1,762,944,034

End of year	$4,098,523,239	$2,141,622,249	$172,762,446	$173,011,808

Undistributed net investment income, end of year	$67,749	$—	$2,300	$2,300

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (continued)	BlackRock Liquidity Funds

	California Money Fund		New York Money Fund
	Year Ended October 31,		Year Ended October 31,
	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$208,194	$199,008	$98,319	$77,092
Net realized gain	433	63,054	—	8,715

Net increase in net assets resulting from operations	208,627	262,062	98,319	85,807

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(205,434)	(197,733)	(97,981)	(75,344)
Dollar	—	(4)	—	—
Cash Management	—	—	—	(379)
Administration	—	(489)	—	(1,175)
Select	(2)	(235)	—	(129)
Private Client	(2,758)	(547)	(338)	(65)
From net realized gain:
Institutional	(50,387)	—	—	(12,392)
Cash Management	—	—	—	(275)
Administration	—	—	—	(231)
Select	(8,364)	—	—	(607)
Private Client	(4,304)	—	—	(270)
From return of capital:
Institutional	—	—	(22,442)	(28,833)
Select	—	—	(464)	(1,681)
Private Client	—	—	(416)	(876)

Decrease in net assets resulting from distributions to shareholders	(271,249)	(199,008)	(121,641)	(122,257)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(19,785,692)	(190,058,850)	(1,358,781)	(95,480,948)

NET ASSETS
Total decrease in net assets	(19,848,314)	(189,995,796)	(1,382,103)	(95,517,398)
Beginning of year	53,174,513	243,170,309	18,816,170	114,333,568

End of year	$33,326,199	$53,174,513	$17,434,067	$18,816,170

Undistributed net investment income, end of year	$356	$—	$—	$—

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

60	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	Federal Trust Fund
	Institutional
	Year Ended October 31,
	2017		2016		2015		2014		2013
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0059		0.0016		0.0001		0.0001		0.0001
Net realized gain	0.0001		0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0060		0.0016		0.0001		0.0001		0.0001

Distributions:(b)
From net investment income	(0.0060)		(0.0016)		(0.0001)		(0.0001)		(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0060)		(0.0016)		(0.0001)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return:(d)
Based on net asset value	0.61%		0.16%		0.01%		0.01%		0.01%

Ratios to Average Net Assets:
Total expenses	0.24%		0.28%		0.33%		0.33%		0.32%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%		0.18%		0.08%		0.07%		0.11%

Net investment income	0.59%		0.19%		0.01%		0.01%		0.01%

Supplemental Data:
Net assets, end of year (000)	$2,756,560		$3,142,077		$331,549		$236,113		$235,349

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	Federal Trust Fund
	Dollar
	Year Ended October 31,
	2017		2016		2015		2014		2013
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0035		0.0000	(a)	0.0001		0.0001		0.0001
Net realized gain	0.0001		0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0036		0.0000		0.0001		0.0001		0.0001

Distributions:(b)
From net investment income	(0.0036)		(0.0000	)(c)	(0.0001)		(0.0001)		(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0036)		(0.0000)		(0.0001)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return:(d)
Based on net asset value	0.36%		0.00%		0.01%		0.01%		0.01%

Ratios to Average Net Assets:
Total expenses	0.49%		0.52%		0.58%		0.58%		0.57%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%		0.38%		0.08%		0.07%		0.11%

Net investment income	0.35%		0.00%		0.01%		0.01%		0.01%

Supplemental Data:
Net assets, end of year (000)	$133,962		$242,959		$2,105		$3,683		$15,061

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

62	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	Federal Trust Fund
	Cash Management
	Year Ended 10/31/2017		Period 04/18/2016 (a) to 10/31/2016
Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.0012		0.0000	(b)
Net realized gain	0.0004		—

Net increase from investment operations	0.0016		0.0000

Distributions:(c)
From net investment income	(0.0016)		(0.0000	)(d)
From net realized gain	(0.0000	)(d)	—

Total distributions	(0.0016)		(0.0000)

Net asset value, end of period	$1.00		$1.00

Total Return:(e)
Based on net asset value	0.16%		0.00	%(f)

Ratios to Average Net Assets:
Total expenses	0.74%		0.69	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.59%		0.34	%(g)

Net investment income	0.12%		0.00	%(g)

Supplemental Data:
Net assets, end of period (000)	$15,174		$31,560

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	Federal Trust Fund
	Cash Reserve
	Year Ended 10/31/2017		Period 04/18/2016 (a) to 10/31/2016
Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.0022		0.0000	(b)
Net realized gain	0.0001		—

Net increase from investment operations	0.0023		(0.0000)

Distributions:(c)
From net investment income	(0.0023)		(0.0000	)(d)
From net realized gain	(0.0000	)(d)	—

Total distributions	(0.0023)		(0.0000)

Net asset value, end of period	$1.00		$1.00

Total Return:(e)
Based on net asset value	0.23%		0.00	%(f)

Ratios to Average Net Assets:
Total expenses	0.64%		0.61	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.54%		0.35	%(g)

Net investment income	0.22%		0.00	%(g)

Supplemental Data:
Net assets, end of period (000)	$447		$499

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

64	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	Federal Trust Fund
	Administration
	Year Ended October 31,
	2017		2016	2015		2014		2013
Net asset value, beginning of year	$1.00		$1.00	$1.00		$1.00		$1.00

Net investment income	0.0056		0.0007	0.0001		0.0001		0.0001
Net realized gain (loss)	(0.0006)		—	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0050		0.0007	0.0001		0.0001		0.0001

Distributions:(b)
From net investment income	(0.0050)		(0.0007)	(0.0001)		(0.0001)		(0.0001)
From net realized gain	(0.0000	)(c)	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0050)		(0.0007)	(0.0001)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00		$1.00	$1.00		$1.00		$1.00

Total Return:(d)
Based on net asset value	0.51%		0.06%	0.01%		0.01%		0.01%

Ratios to Average Net Assets:
Total expenses	0.34%		0.37%	0.43%		0.43%		0.42%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.27%		0.28%	0.08%		0.07%		0.10%

Net investment income	0.56%		0.11%	0.01%		0.01%		0.01%

Supplemental Data:
Net assets, end of year (000)	$68,102		$42,205	$—	(e)	$2,183		$2,289

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Net assets are less than $1,000.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	FedFund
	Institutional
	Year Ended October 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0065	0.0023		0.0002		0.0001		0.0001
Net realized gain	0.0001	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0066	0.0023		0.0002		0.0001		0.0001

Distributions:(b)
From net investment income	(0.0066)	(0.0023)		(0.0002)		(0.0001)		(0.0001)
From net realized gain	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0066)	(0.0023)		(0.0002)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00

Total Return:(d)
Based on net asset value	0.66%	0.23%		0.02%		0.01%		0.01%

Ratios to Average Net Assets:
Total expenses	0.19%	0.21%		0.21%		0.21%		0.21%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.15%	0.12%		0.12%		0.09%		0.14%

Net investment income	0.65%	0.28%		0.02%		0.01%		0.01%

Supplemental Data:
Net assets, end of year (000)	$78,004,801	$84,001,937		$11,361,624		$10,689,737		$12,265,686

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

66	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	FedFund
	Dollar
	Year Ended October 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0039	0.0004		0.0002		0.0001		0.0001
Net realized gain	0.0002	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0041	0.0004		0.0002		0.0001		0.0001

Distributions:(b)
From net investment income	(0.0041)	(0.0004)		(0.0002)		(0.0001)		(0.0001)
From net realized gain	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0041)	(0.0004)		(0.0002)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00

Total Return:(d)
Based on net asset value	0.41%	0.04%		0.02%		0.01%		0.01%

Ratios to Average Net Assets:
Total expenses	0.44%	0.46%		0.46%		0.46%		0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.40%	0.34%		0.13%		0.09%		0.13%

Net investment income	0.39%	0.04%		0.01%		0.01%		0.01%

Supplemental Data:
Net assets, end of year (000)	$1,714,598	$2,029,496		$917,631		$748,382		$593,574

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	FedFund
	Cash Management
	Year Ended October 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0020	0.0003		0.0001		0.0001		0.0001
Net realized gain	0.0001	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0021	0.0003		0.0001		0.0001		0.0001

Distributions:(b)
From net investment income	(0.0021)	(0.0003)		(0.0001)		(0.0001)		(0.0001)
From net realized gain	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0021)	(0.0003)		(0.0001)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00

Total Return:(d)
Based on net asset value	0.21%	0.04%		0.02%		0.01%		0.01%

Ratios to Average Net Assets:
Total expenses	0.69%	0.71%		0.71%		0.71%		0.71%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.61%	0.36%		0.13%		0.09%		0.13%

Net investment income	0.20%	0.03%		0.01%		0.01%		0.01%

Supplemental Data:
Net assets, end of year (000)	$106,798	$90,565		$64,483		$3,547		$2,947

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

68	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	FedFund
	Cash Reserve
	Year Ended October 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0032	0.0003		0.0001		0.0001		0.0001
Net realized gain (loss)	(0.0004)	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0028	0.0003		0.0001		0.0001		0.0001

Distributions:(b)
From net investment income	(0.0028)	(0.0003)		(0.0001)		(0.0001)		(0.0001)
From net realized gain	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0028)	(0.0003)		(0.0001)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00

Total Return:(d)
Based on net asset value	0.28%	0.04%		0.02%		0.01%		0.01%

Ratios to Average Net Assets:
Total expenses	0.59%	0.62%		0.61%		0.61%		0.61%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.55%	0.31%		0.13%		0.09%		0.12%

Net investment income	0.32%	0.09%		0.01%		0.01%		0.01%

Supplemental Data:
Net assets, end of year (000)	$814,974	$220,572		$5,442		$4,561		$4,863

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	FedFund
	Administration
	Year Ended October 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0057	0.0014		0.0001		0.0001		0.0001
Net realized gain (loss)	(0.0001)	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0056	0.0014		0.0001		0.0001		0.0001

Distributions:(b)
From net investment income	(0.0056)	(0.0014)		(0.0001)		(0.0001)		(0.0001)
From net realized gain	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0056)	(0.0014)		(0.0001)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00

Total Return:(d)
Based on net asset value	0.56%	0.14%		0.02%		0.01%		0.01%

Ratios to Average Net Assets:
Total expenses	0.29%	0.31%		0.31%		0.31%		0.31%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.26%	0.21%		0.13%		0.09%		0.14%

Net investment income	0.57%	0.17%		0.02%		0.01%		0.01%

Supplemental Data:
Net assets, end of year (000)	$2,436,503	$1,693,932		$346,593		$233,421		$12,271

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

70	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	FedFund
	Select
	Year Ended October 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0005	0.0003		0.0001		0.0001		0.0001
Net realized gain (loss)	(0.0001)	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0004	0.0003		0.0001		0.0001		0.0001

Distributions:(b)
From net investment income	(0.0004)	(0.0003)		(0.0001)		(0.0001)		(0.0001)
From net realized gain	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0004)	(0.0003)		(0.0001)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00

Total Return:(d)
Based on net asset value	0.04%	0.04%		0.02%		0.01%		0.01%

Ratios to Average Net Assets:
Total expenses	1.04%	1.06%		1.06%		1.06%		1.06%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.77%	0.34%		0.13%		0.09%		0.14%

Net investment income	0.05%	0.04%		0.01%		0.01%		0.01%

Supplemental Data:
Net assets, end of year (000)	$340,742	$241,781		$205,658		$92,940		$111,589

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	FedFund
	Private Client
	Year Ended October 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0020	0.0003		0.0001		0.0001		0.0001
Net realized gain	0.0001	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0021	0.0003		0.0001		0.0001		0.0001

Distributions:(b)
From net investment income	(0.0021)	(0.0003)		(0.0001)		(0.0001)		(0.0001)
From net realized gain	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0021)	(0.0003)		(0.0001)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00

Total Return:(d)
Based on net asset value	0.21%	0.04%		0.02%		0.01%		0.01%

Ratios to Average Net Assets:
Total expenses	1.04%	1.06%		1.06%		1.06%		1.06%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.60%	0.35%		0.13%		0.09%		0.14%

Net investment income	0.20%	0.03%		0.01%		0.01%		0.01%

Supplemental Data:
Net assets, end of year (000)	$1,782	$1,945		$3,777		$6,385		$7,729

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

72	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	TempCash
	Institutional
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$1.0000	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0108	0.0027	0.0006	0.0004	0.0010
Net realized and unrealized gain (loss)	(0.0022)	0.0002	0.0002	0.0002	0.0000	(a)

Net increase from investment operations	0.0086	0.0029	0.0008	0.0006	0.0010

Distributions:(b)
From net investment income	(0.0084)	(0.0027)	(0.0006)	(0.0004)	(0.0010)
From net realized gain	—	(0.0002)	(0.0002)	(0.0002)	(0.0000	)(c)

Total distributions	(0.0084)	(0.0029)	(0.0008)	(0.0006)	(0.0010)

Net asset value, end of year	$1.0002	$1.0000	$1.00	$1.00	$1.00

Total Return:(d)
Based on net asset value	0.87%	0.29%	0.08%	0.06%	0.10%

Ratios to Average Net Assets:
Total expenses	0.39%	0.39%	0.35%	0.33%	0.31%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.13%	0.18%	0.18%	0.18%

Net investment income	1.08%	0.26%	0.06%	0.05%	0.10%

Supplemental Data:
Net assets, end of year (000)	$1,713,352	$72,311	$1,142,790	$1,489,543	$2,647,717

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	TempCash
	Dollar
	Year Ended October 31,
	2017	2016	2015	2014		2013
Net asset value, beginning of year	$1.0000	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0058	0.0006	0.0001	0.0000	(a)	0.0002
Net realized and unrealized gain	0.0004	0.0002	0.0002	0.0002		0.0000	(a)

Net increase from investment operations	0.0062	0.0008	0.0003	0.0002		0.0002

Distributions:(b)
From net investment income	(0.0060)	(0.0006)	(0.0001)	(0.0000	)(c)	(0.0002)
From net realized gain	—	(0.0002)	(0.0002)	(0.0002)		(0.0000	)(c)

Total distributions	(0.0060)	(0.0008)	(0.0003)	(0.0002)		(0.0002)

Net asset value, end of year	$1.0002	$1.0000	$1.00	$1.00		$1.00

Total Return:(d)
Based on net asset value	0.62%	0.08%	0.03%	0.02%		0.02%

Ratios to Average Net Assets:
Total expenses	0.71%	0.64%	0.59%	0.58%		0.56%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%	0.34%	0.23%	0.22%		0.26%

Net investment income	0.58%	0.06%	0.01%	0.01%		0.01%

Supplemental Data:
Net assets, end of year (000)	$22,566	$25,994	$83,662	$213,086		$464,691

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

74	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	TempFund
	Institutional
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$1.0002	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0100	0.0036	0.0008	0.0003	0.0008
Net realized and unrealized gain	0.0001	0.0004	0.0001	0.0001	0.0000	(a)

Net increase from investment operations	0.0101	0.0040	0.0009	0.0004	0.0008

Distributions:(b)
From net investment income	(0.0100)	(0.0036)	(0.0008)	(0.0003)	(0.0008)
From net realized gain	—	(0.0002)	(0.0001)	(0.0001)	(0.0000	)(c)

Total distributions	(0.0100)	(0.0038)	(0.0009)	(0.0004)	(0.0008)

Net asset value, end of year	$1.0003	$1.0002	$1.00	$1.00	$1.00

Total Return:(d)
Based on net asset value	1.01%	0.41%	0.09%	0.04%	0.08%

Ratios to Average Net Assets:
Total expenses	0.22%	0.19%	0.19%	0.19%	0.19%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.18%	0.16%	0.17%	0.18%

Net investment income	1.03%	0.35%	0.08%	0.03%	0.08%

Supplemental Data:
Net assets, end of year (000)	$12,940,766	$8,183,070	$62,215,214	$46,327,088	$42,517,741

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	TempFund
	Dollar
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$1.0002	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0075	0.0013	0.0002	0.0002	0.0001
Net realized and unrealized gain	0.0002	0.0004	0.0001	0.0001	0.0000	(a)

Net increase from investment operations	0.0077	0.0017	0.0003	0.0003	0.0001

Distributions:(b)
From net investment income	(0.0075)	(0.0013)	(0.0002)	(0.0002)	(0.0001)
From net realized gain	—	(0.0002)	(0.0001)	(0.0001)	(0.0000	)(c)

Total distributions	(0.0075)	(0.0015)	(0.0003)	(0.0003)	(0.0001)

Net asset value, end of year	$1.0004	$1.0002	$1.00	$1.00	$1.00

Total Return:(d)
Based on net asset value	0.77%	0.17%	0.03%	0.03%	0.02%

Ratios to Average Net Assets:
Total expenses	0.47%	0.44%	0.44%	0.44%	0.44%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.43%	0.42%	0.22%	0.18%	0.25%

Net investment income	0.78%	0.13%	0.02%	0.02%	0.01%

Supplemental Data:
Net assets, end of year (000)	$86,362	$91,943	$1,511,529	$2,673,968	$2,300,509

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

76	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	TempFund
	Cash Management
	Year Ended October 31,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$1.0002	$1.00		$1.00	$1.00	$1.00

Net investment income	0.0050	0.0000	(a)	0.0002	0.0002	0.0001
Net realized and unrealized gain	0.0001	0.0004		0.0001	0.0001	0.0000	(a)

Net increase from investment operations	0.0051	0.0004		0.0003	0.0003	0.0001

Distributions:(b)
From net investment income	(0.0050)	(0.0000	)(c)	(0.0002)	(0.0002)	(0.0001)
From net realized gain	—	(0.0002)		(0.0001)	(0.0001)	(0.0000	)(c)

Total distributions	(0.0050)	(0.0002)		(0.0003)	(0.0003)	(0.0001)

Net asset value, end of year	$1.0003	$1.0002		$1.00	$1.00	$1.00

Total Return:(d)
Based on net asset value	0.51%	0.04%		0.03%	0.03%	0.02%

Ratios to Average Net Assets:
Total expenses	0.72%	0.68%		0.69%	0.69%	0.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.68%	0.56%		0.23%	0.18%	0.25%

Net investment income	0.49%	0.01%		0.02%	0.02%	0.01%

Supplemental Data:
Net assets, end of year (000)	$688,373	$831,483		$403,371	$278,181	$231,804

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	TempFund
	Cash Reserve
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$1.0002	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0060	0.0004	0.0002	0.0002	0.0001
Net realized and unrealized gain	0.0001	0.0002	0.0001	0.0001	0.0000	(a)

Net increase from investment operations	0.0061	0.0006	0.0003	0.0003	0.0001

Distributions:(b)
From net investment income	(0.0060)	(0.0002)	(0.0002)	(0.0002)	(0.0001)
From net realized gain	—	(0.0002)	(0.0001)	(0.0001)	(0.0000	)(c)

Total distributions	(0.0060)	(0.0004)	(0.0003)	(0.0003)	(0.0001)

Net asset value, end of year	$1.0003	$1.0002	$1.00	$1.00	$1.00

Total Return:(d)
Based on net asset value	0.61%	0.06%	0.03%	0.03%	0.02%

Ratios to Average Net Assets:
Total expenses	0.62%	0.59%	0.59%	0.59%	0.59%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.58%	0.51%	0.23%	0.18%	0.24%

Net investment income	0.59%	0.01%	0.02%	0.02%	0.01%

Supplemental Data:
Net assets, end of year (000)	$3,341	$5,630	$16,693	$19,977	$15,031

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

78	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	TempFund
	Administration
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$1.0002	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0090	0.0026	0.0002	0.0002	0.0002
Net realized and unrealized gain	0.0002	0.0004	0.0001	0.0001	0.0000	(a)

Net increase from investment operations	0.0092	0.0030	0.0003	0.0003	0.0002

Distributions:(b)
From net investment income	(0.0090)	(0.0026)	(0.0002)	(0.0002)	(0.0002)
From net realized gain	—	(0.0002)	(0.0001)	(0.0001)	(0.0000	)(c)

Total distributions	(0.0090)	(0.0028)	(0.0003)	(0.0003)	(0.0002)

Net asset value, end of year	$1.0004	$1.0002	$1.00	$1.00	$1.00

Total Return:(d)
Based on net asset value	0.93%	0.31%	0.03%	0.03%	0.02%

Ratios to Average Net Assets:
Total expenses	0.31%	0.29%	0.29%	0.29%	0.29%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.28%	0.28%	0.23%	0.18%	0.24%

Net investment income	1.01%	0.24%	0.02%	0.02%	0.01%

Supplemental Data:
Net assets, end of year (000)	$106,520	$15,197	$2,843,390	$2,542,670	$2,740,631

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	TempFund
	Select
	Year Ended October 31,
	2017	2016		2015	2014		2013
Net asset value, beginning of year	$1.0002	$1.00		$1.00	$1.00		$1.00

Net investment income	0.0021	0.0000	(a)	0.0002	0.0000	(a)	0.0000	(a)
Net realized and unrealized gain	0.0002	0.0004		0.0001	0.0001		0.0000	(a)

Net increase from investment operations	0.0023	0.0004		0.0003	0.0001		0.0000

Distributions:(b)
From net investment income	(0.0021)	(0.0000	)(c)	(0.0002)	(0.0000	)(c)	(0.0000	)(c)
From net realized gain	—	(0.0002)		(0.0001)	(0.0001)		(0.0000	)(c)

Total distributions	(0.0021)	(0.0002)		(0.0003)	(0.0001)		(0.0000)

Net asset value, end of year	$1.0004	$1.0002		$1.00	$1.00		$1.00

Total Return:(d)
Based on net asset value	0.23%	0.04%		0.03%	0.01%		0.01%

Ratios to Average Net Assets:
Total expenses	1.08%	1.04%		1.04%	1.04%		1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.91%	0.51%		0.22%	0.19%		0.26%

Net investment income	0.05%	0.00%		0.02%	0.01%		0.00%

Supplemental Data:
Net assets, end of year (000)	$1	$963		$295,371	$424,555		$514,918

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

80	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	TempFund
	Private Client
	Year Ended October 31,
	2017	2016		2015	2014		2013
Net asset value, beginning of year	$1.0002	$1.00		$1.00	$1.00		$1.00

Net investment income	0.0050	0.0000	(a)	0.0002	0.0000	(a)	0.0000	(a)
Net realized and unrealized gain	0.0001	0.0004		0.0001	0.0001		0.0000	(a)

Net increase from investment operations	0.0051	0.0004		0.0003	0.0001		0.0000

Distributions:(b)
From net investment income	(0.0050)	(0.0000	)(c)	(0.0002)	(0.0000	)(c)	(0.0000	)(c)
From net realized gain	—	(0.0002)		(0.0001)	(0.0001)		(0.0000	)(c)

Total distributions	(0.0050)	(0.0002)		(0.0003)	(0.0001)		(0.0000)

Net asset value, end of year	$1.0003	$1.0002		$1.00	$1.00		$1.00

Total Return:(d)
Based on net asset value	0.52%	0.04%		0.03%	0.01%		0.01%

Ratios to Average Net Assets:
Total expenses	1.07%	1.04%		1.04%	1.04%		1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.68%	0.53%		0.23%	0.19%		0.26%

Net investment income	0.49%	0.00%		0.02%	0.01%		0.00%

Supplemental Data:
Net assets, end of year (000)	$1,295	$1,649		$9,855	$14,738		$16,524

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	T-Fund
	Institutional
	Year Ended October 31,
	2017		2016		2015	2014	2013
Net asset value, beginning of year	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	0.0063		0.0017		0.0001	0.0001	0.0001
Net realized gain (loss)	(0.0001)		0.0000	(a)	0.0001	0.0001	0.0000	(a)

Net increase from investment operations	0.0062		0.0017		0.0002	0.0002	0.0001

Distributions:(b)
From net investment income	(0.0062)		(0.0017)		(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)	(0.0000	)(c)

Total distributions	(0.0062)		(0.0017)		(0.0002)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00		$1.00		$1.00	$1.00	$1.00

Total Return:(d)
Based on net asset value	0.62%		0.17%		0.02%	0.02%	0.01%

Ratios to Average Net Assets:
Total expenses	0.19%		0.20%		0.20%	0.21%	0.21%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%		0.17%		0.08%	0.06%	0.11%

Net investment income	0.63%		0.18%		0.01%	0.01%	0.01%

Supplemental Data:
Net assets, end of year (000)	$53,092,342		$53,764,049		$19,598,433	$18,501,009	$15,448,264

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

82	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	T-Fund
	Dollar
	Year Ended October 31,
	2017		2016		2015	2014	2013
Net asset value, beginning of year	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	0.0035		0.0001		0.0001	0.0001	0.0001
Net realized gain	0.0002		0.0000	(a)	0.0001	0.0001	0.0000	(a)

Net increase from investment operations	0.0037		0.0001		0.0002	0.0002	0.0001

Distributions:(b)
From net investment income	(0.0037)		(0.0001)		(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)	(0.0000	)(c)

Total distributions	(0.0037)		(0.0001)		(0.0002)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00		$1.00		$1.00	$1.00	$1.00

Total Return:(d)
Based on net asset value	0.38%		0.02%		0.02%	0.02%	0.01%

Ratios to Average Net Assets:
Total expenses	0.44%		0.45%		0.45%	0.46%	0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%		0.34%		0.08%	0.06%	0.09%

Net investment income	0.35%		0.02%		0.01%	0.01%	0.01%

Supplemental Data:
Net assets, end of year (000)	$2,927,646		$3,807,290		$988,153	$755,491	$855,847

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	T-Fund
	Cash Management
	Year Ended October 31,
	2017		2016		2015	2014	2013
Net asset value, beginning of year	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	0.0015		0.0001		0.0001	0.0001	0.0001
Net realized gain	0.0003		0.0000	(a)	0.0001	0.0001	0.0000	(a)

Net increase from investment operations	0.0018		0.0001		0.0002	0.0002	0.0001

Distributions:(b)
From net investment income	(0.0018)		(0.0001)		(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)	(0.0000	)(c)

Total distributions	(0.0018)		(0.0001)		(0.0002)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00		$1.00		$1.00	$1.00	$1.00

Total Return:(d)
Based on net asset value	0.18%		0.02%		0.02%	0.02%	0.01%

Ratios to Average Net Assets:
Total expenses	0.69%		0.70%		0.70%	0.71%	0.71%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.58%		0.32%		0.08%	0.06%	0.11%

Net investment income	0.15%		0.01%		0.01%	0.01%	0.01%

Supplemental Data:
Net assets, end of year (000)	$576,284		$1,133,743		$771,441	$629,757	$1,002,044

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

84	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	T-Fund
	Cash Reserve
	Year Ended October 31,				Period 09/24/2015 (a) to 10/31/2015
	2017		2016
Net asset value, beginning of period	$1.00		$1.00		$1.00

Net investment income	0.0027		0.0001		0.0000	(b)
Net realized gain (loss)	(0.0002)		0.0000	(b)	0.0000

Net increase from investment operations	0.0025		0.0001		0.0000

Distributions:(c)
From net investment income	(0.0025)		(0.0001)		(0.0000	)(d)
From net realized gain	(0.0000	)(d)	(0.0000	)(d)	—

Total distributions	(0.0025)		(0.0001)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00

Total Return:(e)
Based on net asset value	0.25%		0.02%		0.00	%(f)

Ratios to Average Net Assets:
Total expenses	0.59%		0.60%		0.56	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.55%		0.35%		0.08	%(g)

Net investment income	0.27%		0.02%		0.01	%(g)

Supplemental Data:
Net assets, end of period (000)	$57,894		$68,784		$—	(h)

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.
(h)	Net assets are less than $1,000.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	T-Fund
	Administration
	Year Ended October 31,
	2017		2016		2015	2014	2013
Net asset value, beginning of year	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	0.0061		0.0008		0.0001	0.0001	0.0000	(a)
Net realized gain (loss)	(0.0009)		0.0000	(a)	0.0001	0.0001	0.0001

Net increase from investment operations	0.0052		0.0008		0.0002	0.0002	0.0001

Distributions:(b)
From net investment income	(0.0052)		(0.0008)		(0.0001)	(0.0001)	(0.0000	)(c)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)	(0.0001)

Total distributions	(0.0052)		(0.0008)		(0.0002)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00		$1.00		$1.00	$1.00	$1.00

Total Return:(d)
Based on net asset value	0.52%		0.08%		0.02%	0.02%	0.01%

Ratios to Average Net Assets:
Total expenses	0.29%		0.30%		0.30%	0.00%	0.30%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.27%		0.26%		0.08%	0.00%	0.15%

Net investment income	0.61%		0.12%		0.01%	0.00%	0.00%

Supplemental Data:
Net assets, end of year (000)	$685,250		$75,294		$5	$— (e)	$—	(e)

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Net assets are less than $1,000.

See notes to financial statements.

86	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	T-Fund
	Select
	Year Ended October 31,
	2017		2016		2015	2014	2013
Net asset value, beginning of year	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	0.0002		0.0001		0.0001	0.0001	0.0001
Net realized gain	0.0000	(a)	0.0000	(a)	0.0001	0.0001	0.0000	(a)

Net increase from investment operations	0.0002		0.0001		0.0002	0.0002	0.0001

Distributions:(b)
From net investment income	(0.0002)		(0.0001)		(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)	(0.0000	)(c)

Total distributions	(0.0002)		(0.0001)		(0.0002)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00		$1.00		$1.00	$1.00	$1.00

Total Return:(d)
Based on net asset value	0.02%		0.02%		0.02%	0.02%	0.01%

Ratios to Average Net Assets:
Total expenses	1.04%		1.05%		1.05%	1.06%	1.06%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.75%		0.31%		0.08%	0.06%	0.11%

Net investment income	0.02%		0.01%		0.01%	0.01%	0.01%

Supplemental Data:
Net assets, end of year (000)	$75,759		$83,975		$220,861	$196,531	$214,156

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	Treasury Trust Fund
	Institutional
	Year Ended October 31,
	2017		2016		2015		2014		2013
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0060		0.0013		0.0000	(a)	0.0000	(a)	0.0000	(a)
Net realized gain	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0001		0.0000	(a)

Net increase from investment operations	0.0060		0.0013		0.0000		0.0001		0.0000

Distributions:(b)
From net investment income	(0.0060)		(0.0013)		(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)		(0.0000	)(c)

Total distributions	(0.0060)		(0.0013)		(0.0000)		(0.0001)		(0.0000)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return:(d)
Based on net asset value	0.60%		0.13%		0.00%		0.01%		0.00%

Ratios to Average Net Assets:
Total expenses	0.20%		0.21%		0.21%		0.21%		0.22%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%		0.17%		0.05%		0.05%		0.07%

Net investment income	0.60%		0.14%		0.00%		0.00%		0.00%

Supplemental Data:
Net assets, end of year (000)	$24,157,325		$20,911,540		$13,517,000		$10,367,067		$7,021,176

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

88	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	Treasury Trust Fund
	Dollar
	Year Ended October 31,
	2017		2016		2015		2014		2013
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0035		0.0002		0.0000	(a)	0.0000	(a)	0.0000	(a)
Net realized gain	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0001		0.0000	(a)

Net increase from investment operations	0.0035		0.0002		0.0000		0.0001		0.0000

Distributions:(b)
From net investment income	(0.0035)		(0.0002)		(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)		(0.0000	)(c)

Total distributions	(0.0035)		(0.0002)		(0.0000)		(0.0001)		(0.0000)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return:(d)
Based on net asset value	0.35%		0.02%		0.00%		0.01%		0.00%

Ratios to Average Net Assets:
Total expenses	0.45%		0.46%		0.46%		0.46%		0.47%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%		0.28%		0.05%		0.04%		0.08%

Net investment income	0.35%		0.01%		0.00%		0.00%		0.00%

Supplemental Data:
Net assets, end of year (000)	$483,138		$420,095		$428,958		$439,496		$191,695

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	Treasury Trust Fund
	Cash Management
	Year Ended October 31,
	2017		2016		2015		2014		2013
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0018		0.0002		0.0000	(a)	0.0000	(a)	0.0000	(a)
Net realized gain (loss)	(0.0002)		0.0000	(a)	0.0000	(a)	0.0001		0.0000	(a)

Net increase from investment operations	0.0016		0.0002		0.0000		0.0001		0.0000

Distributions:(b)
From net investment income	(0.0016)		(0.0002)		(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)		(0.0000	)(c)

Total distributions	(0.0016)		(0.0002)		(0.0000)		(0.0001)		(0.0000)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return:(d)
Based on net asset value	0.16%		0.02%		0.00%		0.01%		0.00%

Ratios to Average Net Assets:
Total expenses	0.70%		0.71%		0.71%		0.71%		0.72%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.63%		0.29%		0.05%		0.05%		0.08%

Net investment income	0.18%		0.01%		0.00%		0.00%		0.00%

Supplemental Data:
Net assets, end of year (000)	$21,110		$16,561		$8,528		$14,777		$12,942

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

90	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	Treasury Trust Fund
	Cash Reserve
	Year Ended 10/31/2017		Period 12/16/2015 (a) to 10/31/2016
Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.0019		0.0001
Net realized gain	0.0003		0.0000	(b)

Net increase from investment operations	0.0022		0.0001

Distributions:(c)
From net investment income	(0.0022)		(0.0001)
From net realized gain	(0.0000	)(d)	(0.0000	)(d)

Total distributions	(0.0022)		(0.0001)

Net asset value, end of period	$1.00		$1.00

Total Return:(e)
Based on net asset value	0.22%		0.01	%(f)

Ratios to Average Net Assets:
Total expenses	0.60%		0.61	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.52%		0.29	%(g)

Net investment income	0.19%		0.01	%(g)

Supplemental Data:
Net assets, end of period (000)	$1,002		$3,635

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	Treasury Trust Fund
	Administration
	Year Ended October 31,
	2017		2016		2015		2014		2013
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0052		0.0005		0.0000	(a)	0.0000	(a)	0.0000	(a)
Net realized gain (loss)	(0.0002)		0.0000	(a)	0.0000	(a)	0.0001		0.0000	(a)

Net increase from investment operations	0.0050		0.0005		0.0000		0.0001		0.0000

Distributions:(c)
From net investment income	(0.0050)		(0.0005)		(0.0000	)(b)	(0.0000	)(b)	(0.0000	)(b)
From net realized gain	(0.0000	)(b)	(0.0000	)(b)	(0.0000	)(b)	(0.0001)		(0.0000	)(b)

Total distributions	(0.0050)		(0.0005)		(0.0000)		(0.0001)		(0.0000)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return:(d)
Based on net asset value	0.50%		0.05%		0.00%		0.01%		0.00%

Ratios to Average Net Assets:
Total expenses	0.30%		0.31%		0.31%		0.31%		0.32%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.27%		0.24%		0.05%		0.05%		0.08%

Net investment income	0.52%		0.04%		0.00%		0.00%		0.00%

Supplemental Data:
Net assets, end of year (000)	$638,815		$476,145		$573,959		$335,524		$108,091

(a)	Amount is less than $0.00005 per share.
(b)	Amount is greater than $(0.00005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

92	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	Treasury Trust Fund
	Select
	Year Ended October 31,				Period 09/28/2015 (a) to 10/31/2015
	2017		2016
Net asset value, beginning of period	$1.00		$1.00		$1.00

Net investment income	0.0001		0.0002		0.0000	(b)
Net realized gain	0.0001		0.0000	(b)	0.0000	(b)

Net increase from investment operations	0.0002		0.0002		0.0000

Distributions:(c)
From net investment income	(0.0002)		(0.0002)		(0.0000	)(d)
From net realized gain	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)

Total distributions	(0.0002)		(0.0002)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00

Total Return:(e)
Based on net asset value	0.02%		0.02%		0.00	%(f)

Ratios to Average Net Assets:
Total expenses	1.05%		1.06%		1.09	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.68%		0.31%		0.06	%(g)

Net investment income	0.01%		0.01%		0.00	%(g)

Supplemental Data:
Net assets, end of period (000)	$38,309		$79,910		$8,058

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	93

Financial Highlights (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	MuniCash
	Institutional
	Year Ended October 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$1.0001	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0060	0.0019		0.0001		0.0001		0.0004
Net realized and unrealized gain	0.0000 (a)	0.0013		0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0060	0.0032		0.0001		0.0001		0.0004

Distributions:(b)
From net investment income	(0.0058)	(0.0019)		(0.0001)		(0.0001)		(0.0004)
From net realized gain	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—	(0.0012)		—		—		—

Total distributions	(0.0058)	(0.0031)		(0.0001)		(0.0001)		(0.0004)

Net asset value, end of year	$1.0003	$1.0001		$1.00		$1.00		$1.00

Total Return:(d)
Based on net asset value	0.60%	0.33%		0.02%		0.01%		0.04%

Ratios to Average Net Assets:
Total expenses	0.31%	0.38	%(e)	0.49%		0.45%		0.42%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.18%		0.13%		0.16%		0.19%

Net investment income	0.60%	0.25%		0.01%		0.01%		0.04%

Supplemental Data:
Net assets, end of year (000)	$4,096,900	$2,139,820		$145,329		$144,892		$189,271

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes reorganization costs associated with the Fund’s reorganization. Without these costs, total expenses for Institutional class would have been 0.38%.

See notes to financial statements.

94	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	MuniCash
	Dollar
	Year Ended October 31,
	2017	2016		2015		2014		2013
Net asset value, beginning of year	$1.0001	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0033	0.0006		0.0001		0.0001		0.0000	(a)
Net realized and unrealized gain	0.0002	0.0013		0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0035	0.0019		0.0001		0.0001		0.0000

Distributions:(b)
From net investment income	(0.0033)	(0.0006)		(0.0001)		(0.0001)		(0.0000	)(c)
From net realized gain	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—	(0.0012)		—		—		—

Total distributions	(0.0033)	(0.0018)		(0.0001)		(0.0001)		(0.0000)

Net asset value, end of year	$1.0003	$1.0001		$1.00		$1.00		$1.00

Total Return:(d)
Based on net asset value	0.35%	0.19%		0.02%		0.01%		0.01%

Ratios to Average Net Assets:
Total expenses	0.56%	0.63	%(e)	0.74%		0.69%		0.66%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%	0.30%		0.13%		0.17%		0.23%

Net investment income	0.33%	0.05%		0.01%		0.01%		0.00%

Supplemental Data:
Net assets, end of year (000)	$1,623	$1,802		$2,045		$3,513		$41,042

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes reorganization costs associated with the Fund’s reorganization. Without these costs, total expenses for Dollar class would have been 0.63%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	95

Financial Highlights (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	MuniFund
	Institutional
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0060	0.0019	0.0002	0.0002	0.0002
Net realized gain	0.0002	0.0001	0.0001	0.0002	0.0001

Net increase from investment operations	0.0062	0.0020	0.0003	0.0004	0.0003

Distributions:(a)
From net investment income	(0.0060)	(0.0019)	(0.0002)	(0.0002)	(0.0002)
From net realized gain	(0.0002)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Total distributions	(0.0062)	(0.0020)	(0.0003)	(0.0004)	(0.0003)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return:(b)
Based on net asset value	0.62%	0.20%	0.03%	0.04%	0.03%

Ratios to Average Net Assets:
Total expenses	0.45%	0.37%	0.36%	0.36%	0.35%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.11%	0.06%	0.08%	0.15%

Net investment income	0.60%	0.10%	0.02%	0.02%	0.02%

Supplemental Data:
Net assets, end of year (000)	$146,316	$141,458	$1,369,069	$1,219,566	$1,159,440

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

96	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	MuniFund
	Dollar
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0035	0.0006	0.0002	0.0002	0.0001
Net realized gain	0.0002	0.0001	0.0001	0.0002	0.0001

Net increase from investment operations	0.0037	0.0007	0.0003	0.0004	0.0002

Distributions:(a)
From net investment income	(0.0035)	(0.0006)	(0.0002)	(0.0002)	(0.0001)
From net realized gain	(0.0002)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Total distributions	(0.0037)	(0.0007)	(0.0003)	(0.0004)	(0.0002)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return:(b)
Based on net asset value	0.36%	0.07%	0.03%	0.04%	0.03%

Ratios to Average Net Assets:
Total expenses	0.70%	0.63%	0.61%	0.61%	0.60%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%	0.22%	0.06%	0.08%	0.15%

Net investment income	0.35%	0.03%	0.02%	0.02%	0.01%

Supplemental Data:
Net assets, end of year (000)	$4,592	$5,724	$41,554	$49,420	$58,832

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	97

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	MuniFund
	Cash Management
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0010	0.0001	0.0002	0.0002	0.0001
Net realized gain	0.0003	0.0001	0.0001	0.0002	0.0001

Net increase from investment operations	0.0013	0.0002	0.0003	0.0004	0.0002

Distributions:(a)
From net investment income	(0.0011)	(0.0001)	(0.0002)	(0.0002)	(0.0001)
From net realized gain	(0.0002)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Total distributions	(0.0013)	(0.0002)	(0.0003)	(0.0004)	(0.0002)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return:(b)
Based on net asset value	0.13%	0.02%	0.03%	0.04%	0.03%

Ratios to Average Net Assets:
Total expenses	0.95%	0.87%	0.86%	0.86%	0.86%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.68%	0.26%	0.06%	0.08%	0.11%

Net investment income	0.10%	0.01%	0.02%	0.02%	0.02%

Supplemental Data:
Net assets, end of year (000)	$38	$63	$2,261	$8,693	$18,390

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

98	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	MuniFund
	Administration
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0049	0.0013	0.0002	0.0002	0.0001
Net realized gain	0.0003	0.0001	0.0001	0.0002	0.0001

Net increase from investment operations	0.0052	0.0014	0.0003	0.0004	0.0002

Distributions:(a)
From net investment income	(0.0050)	(0.0013)	(0.0002)	(0.0002)	(0.0001)
From net realized gain	(0.0002)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Total distributions	(0.0052)	(0.0014)	(0.0003)	(0.0004)	(0.0002)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return:(b)
Based on net asset value	0.52%	0.14%	0.03%	0.04%	0.03%

Ratios to Average Net Assets:
Total expenses	0.55%	0.46%	0.46%	0.46%	0.45%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.30%	0.15%	0.06%	0.08%	0.16%

Net investment income	0.49%	0.05%	0.02%	0.02%	0.01%

Supplemental Data:
Net assets, end of year (000)	$18,653	$21,554	$325,641	$315,869	$288,779

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	99

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	MuniFund
	Select
	Year Ended October 31,
	2017		2016	2015	2014	2013
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	(a)	0.0001	0.0002	0.0002	0.0001
Net realized gain	0.0002		0.0001	0.0001	0.0002	0.0001

Net increase from investment operations	0.0002		0.0002	0.0003	0.0004	0.0002

Distributions:(b)
From net investment income	(0.0000	)(c)	(0.0001)	(0.0002)	(0.0002)	(0.0001)
From net realized gain	(0.0002)		(0.0001)	(0.0001)	(0.0002)	(0.0001)

Total distributions	(0.0002)		(0.0002)	(0.0003)	(0.0004)	(0.0002)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return:(d)
Based on net asset value	0.02%		0.02%	0.03%	0.04%	0.03%

Ratios to Average Net Assets:
Total expenses	1.30%		1.22%	1.21%	1.21%	1.20%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.79%		0.24%	0.06%	0.08%	0.15%

Net investment income	0.00%		0.01%	0.02%	0.02%	0.01%

Supplemental Data:
Net assets, end of year (000)	$2,833		$3,863	$22,769	$17,580	$16,299

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

100	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	MuniFund
	Private Client
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0013	0.0002	0.0002	0.0002	0.0001
Net realized gain	0.0002	0.0001	0.0001	0.0002	0.0001

Net increase from investment operations	0.0015	0.0003	0.0003	0.0004	0.0002

Distributions:(a)
From net investment income	(0.0013)	(0.0002)	(0.0002)	(0.0002)	(0.0001)
From net realized gain	(0.0002)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Total distributions	(0.0015)	(0.0003)	(0.0003)	(0.0004)	(0.0002)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return:(b)
Based on net asset value	0.14%	0.03%	0.03%	0.04%	0.03%

Ratios to Average Net Assets:
Total expenses	1.30%	1.22%	1.21%	1.21%	1.20%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.67%	0.25%	0.06%	0.08%	0.15%

Net investment income	0.13%	0.02%	0.02%	0.02%	0.01%

Supplemental Data:
Net assets, end of year (000)	$330	$350	$1,649	$1,817	$1,787

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	101

Financial Highlights (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	California Money Fund
	Institutional
	Year Ended October 31,
	2017	2016	2015		2014	2013
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00	$1.00

Net investment income	0.0053	0.0019	0.0001		0.0001	0.0001
Net realized gain (loss)	0.0012	0.0000 (a)	(0.0000	)(b)	0.0001	—

Net increase from investment operations	0.0065	0.0019	0.0001		0.0002	0.0001

Distributions:(c)
From net investment income	(0.0054)	(0.0019)	(0.0001)		(0.0001)	(0.0001)
From net realized gain	(0.0011)	—	—		(0.0001)	—

Total distributions	(0.0065)	(0.0019)	(0.0001)		(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00	$1.00

Total Return:(d)
Based on net asset value	0.65%	0.19%	0.01%		0.02%	0.01%

Ratios to Average Net Assets:
Total expenses	0.74%	0.47%	0.47%		0.46%	0.45%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.12%	0.05%		0.08%	0.13%

Net investment income	0.53%	0.12%	0.01%		0.01%	0.01%

Supplemental Data:
Net assets, end of year (000)	$30,459	$41,192	$227,884		$122,721	$136,074

(a)	Amount is less than $0.00005 per share.
(b)	Amount is greater than $(0.00005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

102	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	California Money Fund
	Select
	Year Ended October 31,
	2017		2016		2015		2014	2013
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.0000	(a)	0.0000	(a)	0.0001		0.0001	0.0001
Net realized gain (loss)	0.0011		0.0000	(a)	(0.0000	)(b)	0.0001	—

Net increase from investment operations	0.0011		0.0000		0.0001		0.0002	0.0001

Distributions:(c)
From net investment income	(0.0000	)(b)	(0.0000	)(b)	(0.0001)		(0.0001)	(0.0001)
From net realized gain	(0.0011)		—		—		(0.0001)	—

Total distributions	(0.0011)		(0.0000)		(0.0001)		(0.0002)	(0.0001)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total Return:(d)
Based on net asset value	0.11%		0.00%		0.01%		0.02%	0.01%

Ratios to Average Net Assets:
Total expenses	1.56%		1.39%		1.32%		1.32%	1.29%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.69%		0.36%		0.05%		0.08%	0.13%

Net investment income	0.00%		0.01%		0.01%		0.01%	0.01%

Supplemental Data:
Net assets, end of year (000)	$2,094		$7,906		$7,313		$10,228	$6,385

(a)	Amount is less than $0.00005 per share.
(b)	Amount is greater than $(0.00005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	California Money Fund
	Private Client
	Year Ended October 31,
	2017	2016	2015		2014	2013
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00	$1.00

Net investment income	0.0007	0.0001	0.0001		0.0001	0.0001
Net realized gain (loss)	0.0013	0.0000 (a)	(0.0000	)(b)	0.0001	—

Net increase from investment operations	0.0020	0.0001	0.0001		0.0002	0.0001

Distributions:(c)
From net investment income	(0.0009)	(0.0001)	(0.0001)		(0.0001)	(0.0001)
From net realized gain	(0.0011)	—	—		(0.0001)	—

Total distributions	(0.0020)	(0.0001)	(0.0001)		(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00	$1.00

Total Return:(d)
Based on net asset value	0.19%	0.01%	0.01%		0.02%	0.01%

Ratios to Average Net Assets:
Total expenses	1.53%	1.39%	1.32%		1.32%	1.30%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.65%	0.31%	0.05%		0.08%	0.13%

Net investment income	0.07%	0.02%	0.01%		0.01%	0.01%

Supplemental Data:
Net assets, end of year (000)	$773	$4,077	$4,096		$4,280	$4,949

(a)	Amount is less than $0.00005 per share.
(b)	Amount is greater than $(0.00005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

104	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	New York Money Fund
	Institutional
	Year Ended October 31,
	2017	2016	2015		2014		2013
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.0056	0.0019	0.0001		0.0001		0.0001
Net realized gain	0.0013	0.0015	0.0000	(a)	0.0000	(a)	—

Net increase from investment operations	0.0069	0.0034	0.0001		0.0001		0.0001

Distributions:(b)
From net investment income	(0.0056)	(0.0019)	(0.0001)		(0.0001)		(0.0001)
From net realized gain	—	(0.0003)	(0.0000	)(c)	(0.0000	)(c)	—
From return of capital	(0.0013)	(0.0012)	—		—		—

Total distributions	(0.0069)	(0.0034)	(0.0001)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return:(d)
Based on net asset value	0.69%	0.34%	0.01%		0.01%		0.02%

Ratios to Average Net Assets:
Total expenses	1.00%	0.58%	0.49%		0.48%		0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.14%	0.09%		0.09%		0.14%

Net investment income	0.56%	0.10%	0.01%		0.01%		0.01%

Supplemental Data:
Net assets, end of year (000)	$16,908	$17,838	$92,999		$118,278		$94,547

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	105

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	New York Money Fund
	Select
	Year Ended October 31,
	2017		2016		2015		2014		2013
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0001		0.0000	(a)	0.0001		0.0001		0.0001
Net realized gain	0.0012		0.0015		0.0000	(a)	0.0000	(a)	—

Net increase from investment operations	0.0013		0.0015		0.0001		0.0001		0.0001

Distributions:(b)
From net investment income	(0.0000	)(c)	(0.0000	)(c)	(0.0001)		(0.0001)		(0.0001)
From net realized gain	—		(0.0003)		(0.0000	)(c)	(0.0000	)(c)	—
From return of capital	(0.0013)		(0.0012)		—		—		—

Total distributions	(0.0013)		(0.0015)		(0.0001)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return:(d)
Based on net asset value	0.13%		0.16%		0.01%		0.01%		0.01%

Ratios to Average Net Assets:
Total expenses	1.91%		1.43%		1.34%		1.33%		1.31%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.73%		0.31%		0.09%		0.09%		0.15%

Net investment income	0.01%		0.01%		0.01%		0.01%		0.01%

Supplemental Data:
Net assets, end of year (000)	$196		$569		$3,911		$7,493		$9,473

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

106	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock Liquidity Funds

	New York Money Fund
	Private Client
	Year Ended October 31,
	2017	2016	2015		2014		2013
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.0010	0.0001	0.0001		0.0001		0.0001
Net realized gain	0.0013	0.0015	0.0000	(a)	0.0000	(a)	—

Net increase from investment operations	0.0023	0.0016	0.0001		0.0001		0.0001

Distributions:(b)
From net investment income	(0.0010)	(0.0001)	(0.0001)		(0.0001)		(0.0001)
From net realized gain	—	(0.0003)	(0.0000	)(c)	(0.0000	)(c)	—
From return of capital	(0.0013)	(0.0012)	—		—		—

Total distributions	(0.0023)	(0.0016)	(0.0001)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return:(d)
Based on net asset value	0.23%	0.17%	0.01%		0.01%		0.01%

Ratios to Average Net Assets:
Total expenses	1.86%	1.43%	1.34%		1.34%		1.31%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.66%	0.31%	0.09%		0.08%		0.16%

Net investment income	0.10%	0.01%	0.01%		0.01%		0.01%

Supplemental Data:
Net assets, end of year (000)	$330	$410	$692		$1,827		$266

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	107

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Diversification Classification
Federal Trust Fund	Diversified
FedFund	Diversified
TempCash	Diversified
TempFund	Diversified
T-Fund	Diversified
Treasury Trust Fund	Diversified
MuniCash	Diversified
MuniFund	Diversified
California Money Fund	Non-Diversified	(a)
New York Money Fund	Non-Diversified	(a)

(a)	California Money Fund and New York Money Fund must satisfy the diversification requirement set forth in Rule 2a-7 under the 1940 Act and will thereby be deemed to be diversified under the 1940 Act.

Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each Fund offers the following classes of shares: Institutional Shares, Dollar Shares, Cash Management Shares, Cash Reserve Shares, Administration Shares, Select Shares, Private Client Shares, Premier Shares and Capital Shares (formerly known as Premier Choice Shares). TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund also offer Plus Shares. FedFund, TempCash, MuniCash, California Money Fund and New York Money Fund also offer Cash Plus Shares. For the year ended October 31, 2017, no Plus Shares, Cash Plus Shares or Capital Shares were outstanding. Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund each operate as a “government money market fund” under Rule 2a-7 under the 1940 Act. Each Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

California Money Fund, MuniFund and New York Money Fund each operate as a “retail money market fund” under Rule 2a-7 under the 1940 Act. With respect to each of California Money Fund, MuniFund and New York Money Fund, the Board of Trustees of the Trust (the “Board”) is permitted to impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions from the Fund for up to 10 business days in a 90 day period, in the event that the Fund’s weekly liquid assets fall below certain thresholds.

TempCash, TempFund and MuniCash each price and transact in their shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of their portfolio holdings (i.e., at a “floating” NAV). The NAV of TempFund is priced multiple times each day such Fund accepts purchase orders and redemption requests. Prior to each Fund’s adoption of the floating NAV, its portfolio holdings were valued at amortized cost. With respect to each of TempCash, TempFund and MuniCash, the Board is permitted to impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions from the Fund for up to 10 business days in a 90 day period, in the event that the Fund’s weekly liquid assets fall below certain thresholds.

Effective February 28, 2017, TempCash may invest in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Between October 1, 2015 and February 28, 2017, TempCash operated under an investment policy such that it would invest only in securities that, under normal circumstances, would mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

REORGANIZATIONS

The Board and shareholders of MuniCash, the Board and shareholders of FFI Institutional Tax-Exempt Fund, and the Board of Master Institutional Tax-Exempt Portfolio, approved the reorganizations of FFI Institutional Tax-Exempt Fund into MuniCash. As a result, MuniCash acquired substantially all of the assets and assumed substantially all of the liabilities of FFI Institutional Tax-Exempt Fund in exchange for an equal aggregate value of MuniCash shares. The reorganization was preceded by an in-kind liquidation of Master Institutional Tax-Exempt Portfolio into FFI Institutional Tax-Exempt Fund.

Each Shareholder of FFI Institutional Tax-Exempt Fund received shares of MuniCash in an amount equal to the aggregate NAV of such shareholder’s FFI Institutional Tax-Exempt shares, as determined at the close of business on January 22, 2016.

The reorganization was accomplished by a tax-free exchange of shares of MuniCash in the following amounts and at the following conversion ratios:

FFI Institutional Tax-Exempt Fund’s Share Class	FFI Institutional Tax-Exempt Fund’s Shares Prior to Reorganization	Conversion Ratio	MuniCash’s Share Class	Shares of MuniCash
Institutional	973,844,721	1.00	Institutional	973,844,721

108	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements   (continued)

FFI Institutional Tax-Exempt Fund’s net assets and composition of net assets on January 22, 2016, the valuation date of the reorganization were as follows:

Fund	Net Assets	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain	Net Unrealized Appreciation
FFI Institutional Tax-Exempt Fund	$975,867,477	$975,867,477	—	—	—

For financial reporting purposes, assets received and shares issued by MuniCash were recorded at fair value; however, the cost basis of the investments received from Master Institutional Tax-Exempt Portfolio was carried forward to align ongoing reporting of MuniCash’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of MuniCash immediately after the acquisition amounted to $1,606,383,609. Master Institutional Tax-Exempt Portfolio’s fair value and cost of investments prior to the reorganization were as follows:

Fund	Fair Value of Investments	Cost of Investments
Master Institutional Tax-Exempt Portfolio	$972,843,985	$972,843,985

The purpose of these transactions was to combine three funds managed by the Manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on January 25, 2016.

Assuming the acquisition had been completed on November 1, 2015 the beginning of the fiscal reporting year of MuniCash, the pro forma results of operations for the year ended October 31, 2016, are as follows:

•	Net investment income: $3,107,636

•	Net realized and change in unrealized gain on investments: $48,846

•	Net increase in net assets resulting from operations: $3,156,482

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of FFI Institutional Tax-Exempt Fund and Master Institutional Tax-Exempt Portfolio that have been included in MuniCash’s Statement of Operations since January 22, 2016.

Reorganization costs incurred by MuniCash in connection with the reorganization were expensed by MuniCash. During the year ended October 31, 2016, the Manager reimbursed the Fund $131,802 in reorganization costs.

BofA Global Capital Management, Inc. (BofA) reached an agreement to transfer its investment management responsibilities to the Manager and its affiliates. In connection with this transaction, the Manager reorganized (the “Reorganizations”) certain series of the BofA Funds Series Trust into certain funds managed by the Manager, as discussed below:

The Board of Federal Trust Fund and the Board and shareholders of BofA Government Reserves approved the reorganization of BofA Government Reserves into Federal Trust Fund. As a result, Federal Trust Fund acquired substantially all of the assets and assumed substantially all of the liabilities of BofA Government Reserves in exchange for an equal aggregate value of Federal Trust Fund shares.

Each Shareholder of BofA Government Reserves received shares of Federal Trust Fund in an amount equal to the aggregate NAV of such shareholder’s BofA Government Reserves shares, as determined at the close of business on April 15, 2016.

The reorganization was accomplished by a tax-free exchange of shares of Federal Trust Fund in the following amounts and at the following conversion ratios:

BofA Government Reserves’ Share Class	BofA Government Reserves’ Shares Prior to Reorganization	Conversion Ratio	Federal Trust Fund’s Share Class	Shares of Federal Trust Fund
Capital	2,492,360,838	1.00	Institutional	2,492,360,838
Institutional Capital	33,058,382	1.00	Institutional	33,058,382
Institutional	76,010,004	1.00	Institutional	76,010,004
Trust	843,373,241	1.00	Institutional	843,373,241
Liquidity	22,113,378	1.00	Administration	22,113,378
Adviser	238,870,923	1.00	Dollar	238,870,923
Investor	1,241,087	1.00	Dollar	1,241,087
Investor II	697,139	1.00	Cash Reserve	697,139
Daily	49,348,361	1.00	Cash Management	49,348,361

NOTES TO FINANCIAL STATEMENTS	109

Notes to Financial Statements  (continued)

BofA Government Reserves’ net assets and composition of net assets on April 15, 2016, the valuation date of the reorganization, were as follows:

Fund	Net Assets	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain	Net Unrealized Appreciation
BofA Government Reserves	$3,757,081,536	$3,757,081,536	—	—	—

For financial reporting purposes, assets received and shares issued by Federal Trust Fund were recorded at fair value; however, the cost basis of the investments received from BofA Government Reserves was carried forward to align ongoing reporting of Federal Trust Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of Federal Trust Fund immediately after the acquisition amounted to $4,070,767,577. BofA Government Reserves’ fair value and cost of investments prior to the reorganization were as follows:

Fund	Fair Value of Investments	Cost of Investments
BofA Government Reserves	$3,062,006,646	$3,062,006,646

The purpose of the transaction was to combine two funds with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on April 18, 2016.

Assuming the acquisition had been completed on November 1, 2015 the beginning of the fiscal reporting year of Federal Trust Fund, the pro forma results of operations for the year ended October 31, 2016, are as follows:

•	Net investment income: $4,979,626

•	Net realized and change in unrealized gain on investments: $170,735

•	Net increase in net assets resulting from operations: $5,150,361

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of BofA Government Reserves that have been included in Federal Trust Fund’s Statement of Operations since April 15, 2016.

The Board and shareholders of FedFund and the Board and shareholders of BofA Government Plus Reserves approved the reorganization of BofA Government Plus Reserves into FedFund. As a result, FedFund acquired substantially all of the assets and assumed substantially all of the liabilities of BofA Government Plus Reserves in exchange for an equal aggregate value of FedFund shares.

Each Shareholder of BofA Government Plus Reserves received shares of FedFund in an amount equal to the aggregate NAV of such shareholder’s BofA Government Plus Reserves shares, as determined at the close of business on April 15, 2016.

The reorganization was accomplished by a tax-free exchange of shares of FedFund in the following amounts and at the following conversion ratios:

BofA Government Plus Reserves’ Share Class	BofA Government Plus Reserves’ Shares Prior to Reorganization	Conversion Ratio	FedFund’s Share Class	Shares of FedFund
Capital	1,700,717,861	1.00	Institutional	1,700,717,861
Institutional Capital	815,152	1.00	Institutional	815,152
Institutional	5,100,324	1.00	Institutional	5,100,324
Trust	34,702,920	1.00	Institutional	34,702,920
Liquidity	11,327	1.00	Administration	11,327
Adviser	2,639,203	1.00	Dollar	2,639,203
Investor	21,312,408	1.00	Dollar	21,312,408
Investor II	5,773,677	1.00	Cash Reserve	5,773,677
Daily	218,482	1.00	Cash Management	218,482

BofA Government Plus Reserves’ net assets and composition of net assets on April 15, 2016, the valuation date of the reorganization, were as follows:

Fund	Net Assets	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain	Net Unrealized Appreciation
BofA Government Plus Reserves	$1,771,307,438	$1,771,307,438	—	—	—

For financial reporting purposes, assets received and shares issued by FedFund were recorded at fair value; however, the cost basis of the investments received from BofA Government Plus Reserves was carried forward to align ongoing reporting of FedFund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

110	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

The aggregate net assets of FedFund immediately after the acquisition amounted to $15,267,743,671. BofA Government Plus Reserves’ fair value and cost of investments prior to the reorganization were as follows:

Fund	Fair Value of Investments	Cost of Investments
BofA Government Plus Reserves	$1,408,220,303	$1,408,220,303

The purpose of the transaction was to combine two funds with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on April 18, 2016.

Assuming the acquisition had been completed on November 1, 2015 the beginning of the fiscal reporting year of FedFund, the pro forma results of operations for the year ended October 31, 2016, are as follows:

•	Net investment income: $68,499,989

•	Net realized and change in unrealized gain on investments: $872,670

•	Net increase in net assets resulting from operations: $69,372,659

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of BofA Government Plus Reserves that have been included in FedFund’s Statement of Operations since April 15, 2016.

The Board of TempFund and the Board and shareholders of BofA Cash Reserves and BofA Money Market Reserves approved the reorganization of BofA Cash Reserves and BofA Money Market Reserves into TempFund. As a result, TempFund acquired substantially all of the assets and assumed substantially all of the liabilities of BofA Cash Reserves and BofA Money Market Reserves in exchange for an equal aggregate value of TempFund shares.

Each Shareholder of BofA Cash Reserves and BofA Money Market Reserves received shares of TempFund in an amount equal to the aggregate NAV of such shareholder’s BofA Cash Reserves and BofA Money Market Reserves shares, as determined at the close of business on April 15, 2016.

The reorganization was accomplished by a tax-free exchange of shares of TempFund in the following amounts and at the following conversion ratios:

Fund	Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	TempFund’s Share Class	Shares of TempFund
BofA Cash Reserves	Capital	5,233,416,674	1.00	Institutional	5,233,416,674
BofA Cash Reserves	Institutional Capital	50,866,374	1.00	Institutional	50,866,374
BofA Cash Reserves	Institutional	144,124,349	1.00	Institutional	144,124,349
BofA Cash Reserves	Trust	631,050,581	1.00	Institutional	631,050,581
BofA Cash Reserves	Liquidity	20,791,582	1.00	Administration	20,791,582
BofA Cash Reserves	Adviser	1,082,806,080	1.00	Dollar	1,082,806,080
BofA Cash Reserves	Investor	3,197,910	1.00	Dollar	3,197,910
BofA Cash Reserves	Marsico	10,003	1.00	Dollar	10,003
BofA Cash Reserves	Investor II	5,207,912	1.00	Cash Reserve	5,207,912
BofA Cash Reserves	Daily	459,097,449	1.00	Cash Management	459,097,449
BofA Money Market Reserves	Capital	14,413,178,009	1.00	Institutional	14,413,178,009
BofA Money Market Reserves	Institutional Capital	689,942,813	1.00	Institutional	689,942,813
BofA Money Market Reserves	Institutional	289,940,077	1.00	Institutional	289,940,077
BofA Money Market Reserves	Trust	250,460,764	1.00	Institutional	250,460,764
BofA Money Market Reserves	Liquidity	5,535,183	1.00	Administration	5,535,183
BofA Money Market Reserves	Adviser	310,015,551	1.00	Dollar	310,015,551

BofA Cash Reserves and BofA Money Market Reserves’ net assets and composition of net assets on April 15, 2016, the valuation date of the reorganization were as follows:

Fund	Net Assets	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain	Net Unrealized Appreciation
BofA Cash Reserves	$7,630,748,025	$7,630,936,384	—	$(188,359)	—
BofA Money Market Reserves	$15,959,115,200	$15,959,115,200	—	—	—

For financial reporting purposes, assets received and shares issued by TempFund were recorded at fair value; however, the cost basis of the investments received from BofA Cash Reserves and BofA Money Market Reserves were carried forward to align ongoing reporting of TempFund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTES TO FINANCIAL STATEMENTS	111

Notes to Financial Statements  (continued)

The aggregate net assets of TempFund immediately after the acquisition amounted to $79,065,952,628. BofA Cash Reserves and BofA Money Market Reserves’ fair value and cost of investments prior to the reorganization were as follows:

Fund	Fair Value of Investments	Cost of Investments
BofA Cash Reserves	$6,599,290,161	$6,599,290,161
BofA Money Market Reserves	$14,081,447,742	$14,081,447,742

The purpose of these transactions was to combine three funds with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on April 18, 2016.

Assuming the acquisition had been completed on November 1, 2015, the beginning of the fiscal reporting year of TempFund, the pro forma results of operations for the year ended October 31, 2016, are as follows:

•	Net investment income: $235,496,383

•	Net realized and change in unrealized gain on investments: $3,421,521

•	Net increase in net assets resulting from operations: $238,917,904

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of BofA Cash Reserves and BofA Money Market Reserves that have been included in TempFund’s Statement of Operations since April 15, 2016.

The Board of T-Fund and the Board and shareholders of BofA Treasury Reserves approved the reorganization of BofA Treasury Reserves into T-Fund. As a result, T-Fund acquired substantially all of the assets and assumed substantially all of the liabilities of BofA Treasury Reserves in exchange for an equal aggregate value of T-Fund shares.

Each Shareholder of BofA Treasury Reserves received shares of T-Fund in an amount equal to the aggregate NAV of such shareholder’s BofA Treasury Reserves shares, as determined at the close of business on April 15, 2016.

The reorganization was accomplished by a tax-free exchange of shares of T-Fund in the following amounts and at the following conversion ratios:

BofA Treasury Reserves’ Share Class	BofA Treasury Reserves’ Shares Prior to Reorganization	Conversion Ratio	T-Fund’s Share Class	Shares of T-Fund
Capital	4,871,525,139	1.00	Institutional	4,871,525,139
Institutional Capital	355,867,754	1.00	Institutional	355,867,754
Institutional Class	214,682,063	1.00	Institutional	214,682,063
Trust	638,500,984	1.00	Institutional	638,500,984
Liquidity	26,084,388	1.00	Administration	26,084,388
Adviser	3,493,590,243	1.00	Dollar	3,493,590,243
Investor	6,889,229	1.00	Dollar	6,889,229
Investor II	66,628,684	1.00	Cash Reserve	66,628,684
Daily	168,559,475	1.00	Cash Management	168,559,475

BofA Treasury Reserves’ net assets and composition of net assets on April 15, 2016, the valuation date of the reorganization, were as follows:

Fund	Net Assets	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain	Net Unrealized Appreciation
BofA Treasury Reserves	$9,842,382,711	$9,842,382,711	—	—	—

For financial reporting purposes, assets received and shares issued by T-Fund were recorded at fair value; however, the cost basis of the investments received from BofA Treasury Reserves was carried forward to align ongoing reporting of T-Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of T-Fund immediately after the acquisition amounted to $31,400,843,204. BofA Treasury Reserves’ fair value and cost of investments prior to the reorganization were as follows:

Fund	Fair Value of Investments	Cost of Investments
BofA Treasury Reserves	$8,926,722,556	$8,926,722,556

The purpose of the transaction was to combine two funds with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on April 18, 2016.

112	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Assuming the acquisition had been completed on November 1, 2015, the beginning of the fiscal reporting year of T-Fund, the pro forma results of operations for the year ended October 31, 2016, are as follows:

•	Net investment income: $55,467,363

•	Net realized and change in unrealized gain on investments: $1,657,272

•	Net increase in net assets resulting from operations: $57,124,635

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of BofA Treasury Reserves that has been included in T-Fund’s Statement of Operations since April 15, 2016.

The Manager and BofA and/or their respective affiliates have agreed to pay all of the expenses incurred in connection with the Reorganizations. During the year ended October 31, 2016, the Manager incurred $1,843,027 in connection with the Reorganizations.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and distributed monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that a Fund’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by each Fund for the benefit of the Fund’s remaining shareholders.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies (TempCash, TempFund and MuniCash): The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

NOTES TO FINANCIAL STATEMENTS	113

Notes to Financial Statements  (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of TempCash, TempFund and MuniCash assets and liabilities:

•	Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Investment Valuation Policies (Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, California Money Fund, MuniFund and New York Money Fund): U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its NAV per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a fund, respectively. A fund, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements. As of period end, FedFund, TempCash, TempFund, and T-Fund invested in repurchase agreements through joint trading accounts.

In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a fund would recognize a liability with respect to such excess collateral. The liability reflects a fund’s obligation under bankruptcy law to return the excess to the counterparty.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into a management agreement with the Manager, the Trust’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory, administration and accounting services to the Funds.

114	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

For the management and administrative services provided and certain expenses assumed by it under the management agreement, the Manager is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A	Calculation B
Management Fee is equal to calculation A plus calculation B
.175% of the first $1 Billion(a)	.175% of the first $1 Billion(b)
.150% of the next $1 Billion(a)	.150% of the next $1 Billion(b)
.125% of the next $1 Billion(a)	.125% of the next $1 Billion(b)
.100% of the next $1 Billion(a)	.100% of amounts in excess of $3 Billion(b)
.095% of the next $1 Billion(a)
.090% of the next $1 Billion(a)
.085% of the next $1 Billion(a)
.080% of amounts in excess of $7 Billion(a)

(a)	Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
(b)	Based on the average net assets of the Fund whose fee is being calculated.

TempCash, MuniCash and MuniFund
Management Fee	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.185% of the next $1 Billion
.180% of amounts in excess of $7 Billion

TempFund
Management Fee	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.180% of the next $1 Billion
.175% of the next $1 Billion
.170% of amounts in excess of $8 Billion

California Money Fund and New York Money Fund
Management Fee	.375% of the first $1 Billion
.350% of the next $1 Billion
.325% of the next $1 Billion
.300% of amounts in excess of $3 Billion

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan, the Private Client Shares Distribution Plan and the Premier Shares Distribution Plan, the Trust may pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client and Premier Share classes are currently paying fees to service organizations, which may include affiliates of the Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee (a)	Distribution Fee (a)
Dollar	0.25%	—
Cash Management	0.50	—
Cash Reserve	0.40	—
Administration	0.10	—
Select	0.50	0.35%
Private Client	0.50	0.35
Premier	0.50	0.10

(a)	Due to certain contractual and voluntary waivers, the above stated rates may be reduced.

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements  (continued)

For the year ended October 31, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Premier	Total
Federal Trust Fund	$414,994	$112,122	$1,888	$62,653	$—	$—	$—	$591,657
FedFund	5,183,717	733,892	3,231,409	2,267,498	2,278,990	15,873	16	13,711,395
TempCash	60,405	—	—	—	—	—	—	60,405
TempFund	230,243	3,765,079	13,173	67,560	1,889	11,946	—	4,089,890
T-Fund	9,449,594	3,734,068	254,264	483,229	642,829	—	—	14,563,984
Treasury Trust Fund	1,301,579	136,444	5,327	585,361	687,263	—	—	2,715,974
MuniCash	3,749	—	—	—	—	—	—	3,749
MuniFund	17,166	272	—	22,711	39,859	2,872	—	82,880
California Money Fund	—	—	—	—	35,763	31,577	—	67,340
New York Money Fund	—	—	—	—	2,032	2,869	—	4,901

Expense Limitations, Waivers, and Reimbursements: The Manager, as investment adviser and administrator, has contractually agreed to reduce its fees and/or reimburse ordinary operating expenses to ensure that the combined “Management Fees” and “Miscellaneous/Other Expenses,” excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempCash and TempFund, 0.17% of the average daily net assets of Federal Trust Fund, FedFund, T-Fund, and Treasury Trust Fund, and 0.20% of the average daily net assets of MuniCash, MuniFund, California Money Fund, and New York Money Fund. Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue this contractual expense limitation prior to March 1, 2019, unless approved by the Board of Trustees, including a majority of the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of such Fund.

In addition, BRIL has contractually agreed to waive service and/or distribution fees through February 28, 2019 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares, Private Client Shares and Premier Shares do not exceed 1.00%, 0.68% and 0.68%, respectively. The agreement renews automatically for successive one-year periods and may be terminated by any party to the agreement upon written notice 75 days prior to the commencement of a successive one year period.

The Manager and BRIL have also voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds’ share classes to maintain minimum levels of net investment income. These amounts are reported in the Statements of Operations as management fees waived and service and distribution fees waived — class specific. The Manager and BRIL may discontinue the voluntary waiver at any time.

For the year ended October 31, 2017, the following tables show the various types of class specific expenses borne directly by each class of each Fund and any associated waivers and/or reimbursements of those expenses.

Service and Distribution Fees:

	Institutional	Dollar	Cash Management	Cash Reserve	Select	Private Client	Premier	Total
Federal Trust Fund	$—	$5,696	$17,463	$118	$—	$—	$—	$23,277
FedFund	—	—	67,603	52,371	629,590	7,485	7	757,056
TempCash	—	178	—	—	—	—	—	178
TempFund	—	—	—	—	261	4,919	—	5,180
T-Fund	—	—	642,004	14,232	200,361	—	—	856,597
Treasury Trust Fund	18,585	—	11,645	663	276,971	—	—	307,864
MuniCash	—	—	—	—	—	—	—	—
MuniFund	—	—	8	—	12,425	1,285	—	13,718
California Money Fund	—	—	—	—	14,972	14,702	—	29,674
New York Money Fund	—	—	—	—	763	1,322	—	2,085

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Funds’ investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

116	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

During the year ended October 31, 2017, the Funds did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended October 31, 2017, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain (Loss)
TempFund	$—	$54,533,013	$—
MuniCash	461,226,882	62,042,836	—
MuniFund	34,041,595	130,980,495	—
California Money Fund	16,957,329	61,952,356	—
New York Money Fund	12,944,357	19,640,130	—

During the year ended October 31, 2017, TempFund received a reimbursement of $1,410 from an affiliate, which is included in fees paid indirectly in the Statements of Operations, related to unfunded purchase orders.

6.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended October 31, 2017. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to fees received on trade settlements and the reclassification of distributions were reclassified to the following accounts:

	Paid in capital	Undistributed (distributions in excess of) net investment income	Accumulated net realized gain (loss)
Federal Trust Fund	$—	$35,097	$(35,097)
FedFund	—	376,818	(376,818)
TempFund	—	1,814,190	(1,814,190)
T-Fund	—	374,690	(374,690)
Treasury Trust Fund	—	463,495	(463,495)
California Money Fund	—	356	(356)

The tax character of distributions paid was as follows:

	Tax-exempt income(a)	Ordinary income(b)	Long-term capital gains	Return of capital	Total
Federal Trust Fund
10/31/17	$—	$19,040,439	$—	$—	$19,040,439
10/31/16	—	3,514,666	7,504	—	3,522,170
FedFund
10/31/17	—	540,037,982	47,293	—	540,085,275
10/31/16	—	67,752,978	71,428	—	67,824,406
TempCash
10/31/17	—	5,570,874	—	—	5,570,874
10/31/16	—	2,316,871	—	—	2,316,871

NOTES TO FINANCIAL STATEMENTS	117

Notes to Financial Statements  (continued)

	Tax-exempt income(a)	Ordinary income(b)	Long-term capital gains	Return of capital	Total
TempFund
10/31/17	$—	$127,271,401	$—	$—	$127,271,401
10/31/16	—	206,521,346	20,869	—	206,542,215
T-Fund
10/31/17	—	317,082,895	227,509	—	317,310,404
10/31/16	—	53,344,956	17,238	—	53,362,194
Treasury Trust Fund
10/31/17	—	140,274,156	72,660	—	140,346,816
10/31/16	—	23,434,769	18,035	—	23,452,804
MuniCash(b)
10/31/17	18,690,831	—	—	—	18,690,831
10/31/16	3,052,385	15,359	7,140	1,885,073	4,959,957
MuniFund(b)
10/31/17	1,294,036	10,676	25,992	—	1,330,704
10/31/16	1,054,340	5,579	130,188	—	1,190,107
California Money Fund(b)
10/31/17	207,838	33,018	30,393	—	271,249
10/31/16	199,008	—	—	—	199,008
New York Money Fund(b)
10/31/17	98,319	—	—	23,322	121,641
10/31/16	77,092	5,312	8,463	31,390	122,257

(a)	The Funds designate these amounts paid during the fiscal year ended October 31, 2017, as exempt interest dividend.
(b)	Ordinary income consists primarily of net short-term capital gains. Additionally, all ordinary income distributions are comprised of interest related dividends and qualified short-term capital dividends for non-US residents and are eligible for exemption from US withholding tax for nonresident aliens and foreign corporations.

As of period end, the tax components of accumulated net earnings (losses) were as follows:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gains	Capital Loss carryforwards	Net unrealized gains and losses(a)	Total
Federal Trust Fund	$—	$82,338	$—	$(27,877)	$(22)	$54,439
FedFund	—	1,137,656	—	—	(891)	1,136,765
TempCash	—	6,747	—	—	32,586	39,333
TempFund	—	920,726	—	—	1,376,988	2,297,714
T-Fund	—	1,598,833	270,495	—	(1,630)	1,867,698
Treasury Trust Fund	—	920,743	60,665	—	—	981,408
MuniCash	67,749	616,358	169,388	—	(65,697)	787,798
MuniFund	2,294	3,660	1,499	—	—	7,453
California Money Fund	356	—	—	—	—	356

(a)	The difference between book-basis and tax-basis net unrealized gains were attributable primarily to the to the tax deferral of losses on wash sales.

As of October 31, 2017, the Funds had capital loss carryforwards available to offset future realized capital gains as follows:

Expires	Federal Trust Fund
No expiration date	$27,877

$27,877

7.	PRINCIPAL RISKS

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Fund’s ability to buy or sell bonds. As a result, a Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject certain Funds to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) general economy; (ii) overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

118	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: MuniCash, MuniFund, California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. This may subject each Fund to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, each Fund’s respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

8.	CAPITAL SHARE TRANSACTIONS

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share for Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, MuniFund, California Money Fund, and New York Money Fund.

Transactions in capital shares for each class were as follows:

	Year Ended October 31,
	2017	2016
Federal Trust Fund
Institutional
Shares issued resulting from reorganization(a)	—	3,444,802,465
Shares sold	11,521,409,306	9,433,086,256
Shares issued in reinvestment of distributions	4,485,241	1,051,520
Shares redeemed	(11,911,324,063)	(10,068,549,410)

Net increase (decrease)	(385,429,516)	2,810,390,831

Dollar
Shares issued resulting from reorganization(a)	—	240,112,010
Shares sold	1,398,571,083	1,033,307,909
Shares issued in reinvestment of distributions	25,344	2
Shares redeemed	(1,507,584,792)	(1,032,577,175)

Net increase (decrease)	(108,988,365)	240,842,746

Cash Management
Shares issued resulting from reorganization(a)	—	49,348,361
Shares sold	47,845	27,877,851
Shares redeemed	(16,432,337)	(45,667,560)

Net increase (decrease)	(16,384,492)	31,558,652

Cash Reserve
Shares issued resulting from reorganization(a)	—	697,139
Shares sold	87	243,907
Shares issued in reinvestment of distributions	712	—
Shares redeemed	(52,825)	(442,014)

Net increase (decrease)	(52,026)	499,032

NOTES TO FINANCIAL STATEMENTS	119

Notes to Financial Statements  (continued)

	Year Ended October 31,
	2017	2016
Administration
Shares issued resulting from reorganization(a)	—	22,113,378
Shares sold	105,539,873	62,653,569
Shares issued in reinvestment of distributions	346,732	16,313
Shares redeemed	(79,988,999)	(42,580,325)

Net increase	25,897,606	42,202,935

Total Net Increase (Decrease)	(484,956,793)	3,125,494,196

FedFund
Institutional
Shares issued resulting from reorganization(a)	—	1,741,336,257
Shares sold	819,897,653,739	309,108,001,853
Shares issued in reinvestment of distributions	213,850,106	28,160,144
Shares redeemed	(826,108,827,770)	(238,237,591,408)

Net increase (decrease)	(5,997,323,925)	72,639,906,846

Dollar
Shares issued resulting from reorganization(a)	—	23,951,611
Shares sold	29,222,369,150	36,103,556,345
Shares issued in reinvestment of distributions	807,911	6,060
Shares redeemed	(29,538,077,180)	(35,015,631,238)

Net increase (decrease)	(314,900,119)	1,111,882,778

Cash Management
Shares issued resulting from reorganization(a)	—	218,482
Shares sold	602,966,815	639,408,625
Shares issued in reinvestment of distributions	184,215	26,232
Shares redeemed	(586,918,159)	(613,569,384)

Net increase	16,232,871	26,083,955

Cash Reserve
Shares issued resulting from reorganization(a)	—	5,773,677
Shares sold	1,717,511,376	264,870,895
Shares issued in reinvestment of distributions	73	5
Shares redeemed	(1,123,118,548)	(55,516,214)

Net increase	594,392,901	215,128,363

Administration
Shares issued resulting from reorganization(a)	—	11,327
Shares sold	6,582,300,349	2,070,299,999
Shares issued in reinvestment of distributions	1,093,495	40,947
Shares redeemed	(5,840,838,455)	(723,017,079)

Net increase	742,555,389	1,347,335,194

Select
Shares sold	534,295,537	325,378,104
Shares issued in reinvestment of distributions	130,347	78,944
Shares redeemed	(435,466,681)	(289,327,824)

Net increase	98,959,203	36,129,224

Private Client
Shares sold	1,708,778	1,049,042
Shares issued in reinvestment of distributions	3,682	1,137
Shares redeemed	(1,876,118)	(2,881,559)

Net decrease	(163,658)	(1,831,380)

Premier(b)
Shares sold	33	87,842
Shares issued in reinvestment of distributions	1	42
Shares redeemed	(12,453)	(218,712)

Net decrease	(12,419)	(130,828)

Total Net Increase (Decrease)	(4,860,259,757)	75,374,504,152

120	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

	Year Ended October 31,
	2017	2016
T-Fund
Institutional
Shares issued resulting from reorganization(a)	—	6,080,575,940
Shares sold	344,325,962,756	240,296,278,288
Shares issued in reinvestment of distributions	127,133,604	24,218,841
Shares redeemed	(345,124,975,151)	(212,236,443,972)

Net increase (decrease)	(671,878,791)	34,164,629,097

Dollar
Shares issued resulting from reorganization(a)	—	3,500,479,472
Shares sold	15,162,270,077	8,578,433,384
Shares issued in reinvestment of distributions	1,614,965	13,060
Shares redeemed	(16,043,514,131)	(9,259,871,164)

Net increase (decrease)	(879,629,089)	2,819,054,752

Cash Management
Shares issued resulting from reorganization(a)	—	168,559,475
Shares sold	3,359,423,395	3,779,653,664
Shares issued in reinvestment of distributions	679,846	82,485
Shares redeemed	(3,917,547,775)	(3,586,002,891)

Net increase (decrease)	(557,444,534)	362,292,733

Cash Reserve
Shares issued resulting from reorganization(a)	—	66,628,684
Shares sold	88,575,749	218,626,783
Shares issued in reinvestment of distributions	494	200
Shares redeemed	(99,466,798)	(216,473,453)

Net increase (decrease)	(10,890,555)	68,782,214

Administration
Shares issued resulting from reorganization(a)	—	26,084,388
Shares sold	956,016,812	82,059,559
Shares issued in reinvestment of distributions	786,724	16,634
Shares redeemed	(346,868,634)	(32,873,463)

Net increase	609,934,902	75,287,118

Select
Shares sold	178,147,217	329,335,389
Shares issued in reinvestment of distributions	16,700	21,784
Shares redeemed	(186,379,864)	(466,238,695)

Net decrease	(8,215,947)	(136,881,522)

Total Net Increase (Decrease)	(1,518,124,014)	37,353,164,392

Treasury Trust Fund
Institutional
Shares sold	63,116,435,366	51,666,627,831
Shares issued in reinvestment of distributions	38,311,656	6,954,163
Shares redeemed	(59,908,554,460)	(44,279,832,109)

Net increase	3,246,192,562	7,393,749,885

Dollar
Shares sold	2,482,949,070	2,074,421,866
Shares issued in reinvestment of distributions	298,678	7,761
Shares redeemed	(2,420,196,004)	(2,083,301,791)

Net increase (decrease)	63,051,744	(8,872,164)

Cash Management
Shares sold	29,414,523	13,990,024
Shares redeemed	(24,864,675)	(5,958,126)

Net increase	4,549,848	8,031,898

NOTES TO FINANCIAL STATEMENTS	121

Notes to Financial Statements  (continued)

	Year Ended October 31,
	2017	2016
Cash Reserve
Shares sold	5,665,648	288,877,965
Shares issued in reinvestment of distributions	2,522	1,110
Shares redeemed	(8,301,262)	(285,244,099)

Net increase (decrease)	(2,633,092)	3,634,976

Administration
Shares sold	4,139,789,166	5,784,997,854
Shares issued in reinvestment of distributions	100,516	20,567
Shares redeemed	(3,977,213,552)	(5,882,839,025)

Net increase (decrease)	162,676,130	(97,820,604)

Select
Shares sold	222,667,454	270,670,451
Shares issued in reinvestment of distributions	10,368	8,184
Shares redeemed	(264,275,107)	(198,831,280)

Net increase (decrease)	(41,597,285)	71,847,355

Total Net Increase	3,432,239,907	7,370,571,346

MuniFund
Institutional
Shares sold	412,605,377	3,928,544,654
Shares issued in reinvestment of distributions	350,353	225,673
Shares redeemed	(408,076,919)	(5,156,315,326)

Net increase (decrease)	4,878,811	(1,227,544,999)

Dollar
Shares sold	7,398,997	91,814,629
Shares redeemed	(8,528,638)	(127,644,664)

Net decrease	(1,129,641)	(35,830,035)

Cash Management
Shares sold	105,312	3,937,532
Shares issued in reinvestment of distributions	—	253
Shares redeemed	(130,456)	(6,135,618)

Net decrease	(25,144)	(2,197,833)

Administration
Shares sold	27,436,239	388,584,053
Shares issued in reinvestment of distributions	114,933	35,622
Shares redeemed	(30,445,390)	(692,675,561)

Net decrease	(2,894,218)	(304,055,886)

Select
Shares sold	26,740,561	63,937,512
Shares issued in reinvestment of distributions	979	1,764
Shares redeemed	(27,769,602)	(82,845,943)

Net decrease	(1,028,062)	(18,906,667)

Private Client
Shares sold	4	1,437
Shares issued in reinvestment of distributions	482	321
Shares redeemed	(20,328)	(1,300,458)

Net decrease	(19,842)	(1,298,700)

Premier(b)
Shares sold	—	3
Shares redeemed	(1)	(1,046)

Net decrease	(1)	(1,043)

Total Net Decrease	(218,097)	(1,589,835,163)

122	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements   (continued)

	Year Ended October 31,
	2017	2016
California Money Fund
Institutional
Shares sold	83,815,480	544,935,840
Shares issued in reinvestment of distributions	16,601	9,712
Shares redeemed	(94,516,225)	(731,686,840)

Net decrease	(10,684,144)	(186,741,288)

Dollar
Shares sold	—	390,835
Shares issued in reinvestment of distributions	—	2
Shares redeemed	—	(2,572,422)

Net decrease	—	(2,181,585)

Administration
Shares sold	—	1,973,022
Shares redeemed	—	(3,668,518)

Net decrease	—	(1,695,496)

Select
Shares sold	9,097,223	45,783,433
Shares issued in reinvestment of distributions	8,365	239
Shares redeemed	(14,908,409)	(45,200,415)

Net increase (decrease)	(5,802,821)	583,257

Private Client
Shares sold	33	2
Shares issued in reinvestment of distributions	7,057	549
Shares redeemed	(3,305,816)	(24,280)

Net decrease	(3,298,726)	(23,729)

Premier(b)
Shares sold	—	—
Shares redeemed	(1)	(9)

Net decrease	(1)	(9)

Total Net Decrease	(19,785,692)	(190,058,850)

New York Money Fund
Institutional
Shares sold	32,338,538	294,695,511
Shares issued in reinvestment of distributions	62,940	28,114
Shares redeemed	(33,309,440)	(369,858,621)

Net decrease	(907,962)	(75,134,996)

Cash Management(b)
Shares sold	—	51,505,025
Shares redeemed	(1)	(60,835,353)

Net decrease	(1)	(9,330,328)

Administration
Shares sold	—	8,577,895
Shares redeemed	—	(15,969,617)

Net decrease	—	(7,391,722)

Select
Shares sold	640,930	2,129,893
Shares issued in reinvestment of distributions	464	2,420
Shares redeemed	(1,013,390)	(5,473,470)

Net decrease	(371,996)	(3,341,157)

NOTES TO FINANCIAL STATEMENTS	123

Notes to Financial Statements  (continued)

	Year Ended October 31,
	2017	2016
Private Client
Shares sold	1,544	69,608
Shares issued in reinvestment of distributions	752	1,211
Shares redeemed	(81,117)	(353,565)

Net decrease	(78,821)	(282,746)

Premier(b)
Shares sold	—	—
Shares issued in reinvestment of distributions	—	1
Shares redeemed	(1)	—

Net increase (decrease)	(1)	1

Total Net Decrease	(1,358,781)	(95,480,948)

Effective October 11, 2016, the number of shares sold, reinvested and redeemed for TempCash, TempFund and MuniCash were transacted at each class’ floating NAV per share calculated to four decimal places.

Transactions in capital shares for each class of TempCash, TempFund and MuniCash were as follows:

	Year Ended October 31,
	2017		2016
	Shares	Amount	Shares	Amount
TempCash
Institutional
Shares sold	2,498,435,715	$2,498,883,722	6,911,703,331	$6,911,703,331
Shares issued in reinvestment of distributions	811,975	812,099	1,178,947	1,178,947
Shares redeemed	(858,529,592)	(858,688,388)	(7,983,245,903)	(7,983,245,903)

Net increase (decrease)	1,640,718,098	$1,641,007,433	(1,070,363,625)	$(1,070,363,625)

Dollar
Shares sold	—	$—	20,997,367	$20,997,367
Shares issued in reinvestment of distributions	135,002	135,026	35,212	35,212
Shares redeemed	(3,567,371)	(3,567,671)	(78,692,787)	(78,692,787)

Net decrease	(3,432,369)	$(3,432,645)	(57,660,208)	$(57,660,208)

Total Net Increase (Decrease)	1,637,285,729	$1,637,574,788	(1,128,023,833)	$(1,128,023,833)

TempFund
Institutional
Shares issued resulting from reorganization(a)	—	$—	21,702,979,641	$21,703,313,407
Shares sold	76,826,262,634	76,859,303,641	667,085,782,288	667,085,908,200
Shares issued in reinvestment of distributions	89,307,275	89,345,302	87,483,059	87,483,059
Shares redeemed	(72,160,873,789)	(72,192,062,727)	(742,907,248,975)	(742,907,533,285)

Net increase (decrease)	4,754,696,120	$4,756,586,216	(54,031,003,987)	$(54,030,828,619)

Dollar
Shares issued resulting from reorganization(a)	—	$—	1,396,029,544	$1,396,082,675
Shares sold	224,444,653	224,556,353	6,784,854,129	6,784,821,978
Shares issued in reinvestment of distributions	630,512	630,808	105,183	105,183
Shares redeemed	(230,672,838)	(230,776,163)	(9,600,531,327)	(9,600,532,354)

Net decrease	(5,597,673)	$(5,589,002)	(1,419,542,471)	$(1,419,522,518)

Cash Management
Shares issued resulting from reorganization(a)	—	$—	459,097,449	$459,119,558
Shares sold	156,682,722	156,748,428	976,774,761	976,765,235
Shares issued in reinvestment of distributions	3,701,715	3,703,347	175,703	175,703
Shares redeemed	(303,605,480)	(303,742,131)	(1,008,045,540)	(1,008,046,567)

Net increase (decrease)	(143,221,043)	$(143,290,356)	428,002,373	$428,013,929

124	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

	Year Ended October 31,
	2017		2016
	Shares	Amount	Shares	Amount
Cash Reserve
Shares issued resulting from reorganization(a)	—	$—	5,207,912	$5,208,163
Shares sold	3,235,045	3,236,377	377,803,247	377,802,849
Shares issued in reinvestment of distributions	18,425	18,433	1,473	1,473
Shares redeemed	(5,543,552)	(5,545,482)	(394,075,483)	(394,075,649)

Net decrease	(2,290,082)	$(2,290,672)	(11,062,851)	$(11,063,164)

Administration
Shares issued resulting from reorganization(a)	—	$—	26,326,765	$26,327,781
Shares sold	111,250,032	111,304,738	17,805,982,215	17,805,981,716
Shares issued in reinvestment of distributions	142,809	142,874	875,143	875,143
Shares redeemed	(20,105,729)	(20,114,371)	(20,661,270,010)	(20,661,270,017)

Net increase (decrease)	91,287,112	$91,333,241	(2,828,085,887)	$(2,828,085,377)

Select
Shares sold	4	$4	253,973,426	$253,973,135
Shares issued in reinvestment of distributions	119	119	9,220	9,220
Shares redeemed	(962,349)	(962,681)	(548,379,380)	(548,379,380)

Net decrease	(962,226)	$(962,558)	(294,396,734)	$(294,397,025)

Private Client
Shares sold	839	$838	8,866,084	$8,866,085
Shares issued in reinvestment of distributions	6,733	6,736	664	664
Shares redeemed	(361,720)	(361,867)	(17,072,728)	(17,072,732)

Net decrease	(354,148)	$(354,293)	(8,205,980)	$(8,205,983)

Premier(b)
Shares sold	—	$—	16,449,311	$16,449,312
Shares issued in reinvestment of distributions	—	—	332	332
Shares redeemed	—	—	(29,454,020)	(29,454,020)

Net decrease	—	$—	(13,004,377)	$(13,004,376)

Total Net Increase (Decrease)	4,693,558,060	$4,695,432,576	(58,177,299,914)	$(58,177,093,133)

MuniCash
Institutional
Shares issued resulting from reorganization(a)	—	$—	973,844,721	$975,867,477
Shares sold	28,740,812,235	28,746,790,856	14,693,254,630	14,693,344,893
Shares issued in reinvestment of distributions	6,965,941	6,967,636	1,235,510	1,235,510
Shares redeemed	(26,791,801,534)	(26,797,448,195)	(13,674,004,329)	(13,674,076,417)

Net increase	1,955,976,642	$1,956,310,297	1,994,330,532	$1,996,371,463

Dollar
Shares sold	2,033,258	$2,033,669	2,320,856	$2,320,857
Shares issued in reinvestment of distributions	5,410	5,412	2,695	2,695
Shares redeemed	(2,218,365)	(2,218,710)	(2,565,056)	(2,565,058)

Net decrease	(179,697)	$(179,629)	(241,505)	$(241,506)

Total Net Increase	1,955,796,945	$1,956,130,668	1,994,089,027	$1,996,129,957

(a)	See Note 1 regarding the reorganization.
(b)	There were no Premier shares outstanding for the year ended October 31, 2017.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	125

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

BlackRock Liquidity Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund, and New York Money Fund, constituting BlackRock Liquidity Funds (collectively the “Funds”), as of October 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

December 21, 2017

126	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Important Tax Information  (unaudited)

The following information is provided with respect to the ordinary income distributions paid by Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniFund, and California Money Fund the fiscal year ended October 31, 2017.

Interest Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents(a)
Month Paid: November 2016 — October 2017
Federal Trust	100.00%
Fed Fund	100.00%
Temp Cash	57.28%
TempFund	61.59%
T-Fund	100.00%
Treasury Trust Fund	100.00%
MuniFund	100.00%
California Money Fund	100.00%

Federal Obligation Interest(b)
Federal Trust	100.00%
Fed Fund	43.72%
T-Fund	50.97%
Treasury Trust Fund	100.00%

(a)	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for non-resident aliens and foreign corporations.
(b)	The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

IMPORTANT TAX INFORMATION	127

Disclosure of Investment Advisory Agreements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Liquidity Funds (the “Trust”) met in person on April 20, 2017 (the “April Meeting”) and May 24-25, 2017 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of each series of the Trust (each, a “Fund” and together, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Funds and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered, with respect to each Fund, were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Trust’s adherence to its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Funds; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on the fees and expenses of each Fund as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Broadridge1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs, closed-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; and (g) sales and redemption data regarding each Fund’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2018. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

128	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreements  (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of the portfolio holdings of each Fund, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Broadridge category. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board reviewed each Fund’s performance within the context of the low yield environment that has existed over the past several years.

The Board noted that for each of the one-, three- and five-year periods reported, California Money Fund, FedFund, MuniCash, MuniFund, New York Money Fund, TempFund, T-Fund and Treasury Trust Fund each ranked in the first quartile against its Broadridge Performance Universe.

The Board noted that for the one-, three- and five-year periods reported, Federal Trust Fund ranked in the second, first, and first quartiles, respectively, against its Broadridge Performance Universe.

The Board noted that for the one-, three- and five-year periods reported, TempCash ranked in the second, second, and first quartiles, respectively, against its Broadridge Performance Universe.

The quartile standing of each Fund in its Broadridge peer group takes into account the Fund’s current yield only. BlackRock has reviewed with the Board that a money market fund can only be understood holistically, accounting for current yield and risk. While the Board reviews each Fund’s current yield performance, it also examines the liquidity, duration, and credit quality of each Fund’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENTS	129

Disclosure of Investment Advisory Agreements  (continued)

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2016 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Funds, to each respective Fund. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that T-Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile, relative to the Fund’s Expense Peers.

The Board noted that FedFund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the fourth and third quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that New York Money Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the first and fourth quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that TempFund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the second and third quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that California Money Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the second and third quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that Federal Trust Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile, relative to the Fund’s Expense Peers.

The Board noted that Treasury Trust Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile, relative to the Fund’s Expense Peers.

The Board noted that TempCash’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile, relative to the Fund’s Expense Peers.

The Board noted that MuniFund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile, relative to the Fund’s Expense Peers.

The Board noted that MuniCash’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile, relative to the Fund’s Expense Peers.

The Board reviewed each Fund’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board noted that each of California Money Fund, MuniCash, MuniFund, New York Money Fund, TempCash and TempFund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board also noted that each of FedFund, Federal Trust Fund, T-Fund and Treasury Trust Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the combined aggregate asset level of the four Funds increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that with respect to each of FedFund, Federal Trust Fund, T-Fund and Treasury Trust Fund, BlackRock proposed, and the Board agreed to, a lower contractual expense cap on a class-by-class basis, as applicable. These contractual expense cap reductions were implemented on July 1, 2016. The Board additionally noted that, to enable each Fund to maintain minimum levels of daily net investment income, BlackRock and the Funds’ distributor have voluntarily agreed to waive a portion of each Fund’s fees and/or reimburse each Fund’s operating expenses as necessary. The voluntary waivers and/or reimbursements may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these

130	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreements  (continued)

economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2018. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Funds reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENTS	131

Trustee and Officer Information

Independent Trustees (a)

Name, Address and Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships held During the Past Five Years
Rodney D. Johnson 1941	Chair of the Board and Trustee (Since 2007)	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 144 Portfolios	None
Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 144 Portfolios	None
Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 144 Portfolios	None
Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 144 Portfolios	None
Cynthia A. Montgomery 1952	Trustee (Since 2007)	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 144 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee (Since 2007)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 144 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee (Since 2007)	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 144 Portfolios	None
Mark Stalnecker 1951	Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 144 Portfolios	None
Kenneth L. Urish 1951	Trustee (Since 2007)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 144 Portfolios	None

132	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Name, Address and Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships held During the Past Five Years
Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 144 Portfolios	None
Frederick W. Winter 1945	Trustee (Since 2007)	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 144 Portfolios	None

Interested Trustees (d)
Barbara G. Novick 1960	Trustee (Since 2015)	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 218 Portfolios	None
John M. Perlowski 1964	Trustee (Since 2015); President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	127 RICs consisting of 316 Portfolios	None

(a)   Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(b) The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

(c)   Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Board in 2007, those Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

(d)   Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock and its affiliates. Ms. Novick and Mr. Perlowski are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Ms. Novick is a board member of the BlackRock Closed-End Complex and Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex.

TRUSTEE AND OFFICER INFORMATION	133

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees (a)

Name, Address Year of Birth (b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years
Thomas Callahan 1968	Vice President (Since 2016)	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer (Since 2015)	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary (Since 2012)	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
(a) Officers of the Trust serve at the pleasure of the Board.
(b) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7450.

Investment Adviser and Administrator	Custodians
BlackRock Advisors, LLC Wilmington, DE 19809	JPMorgan Chase Bank, N.A. New York, NY 10179 The Bank of New York Mellon New York, NY 10286

Accounting Agent	Independent Registered Public Accounting Firm
JPMorgan Chase Bank, N.A. New York, NY 10179	Deloitte & Touche LLP Philadelphia, PA 19103

Transfer Agent	Distributor
BNY Mellon Investment Servicing (US) Inc Wilmington, DE 19809	BlackRock Investments, LLC New York, NY 10022

Legal Counsel
Sidley Austin LLP New York, NY 10019

Address of the Trust
100 Bellevue Parkway Wilmington, DE 19809

134	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7450.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7450; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7450 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	135

Glossary of Terms Used in this Report

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviations

AMT	Alternative Minimum Tax
BAN	Bond Anticipation Notes
COP	Certificates of Participation
GO	General Obligations Bonds
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by-Bond Purchase Agreement
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Notes
VRDP	Variable Rate Demand Preferred

136	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notice to Shareholders

The following applies to TempCash, TempFund and MuniCash: This report is intended for existing current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Because the share price of the Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time.

The following applies to Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund: This report is intended for existing current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time.

The following applies to California Money Fund, MuniFund and New York Money Fund: This report is intended for existing current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. The Funds may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time.

Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7450. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BRLF-10/17-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to clarify an inconsistency as to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock Advisors, LLC’s (“Investment Adviser” or “BlackRock”) General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non-material changes were also made in connection with this amendment. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$27,680	$22,606	$1,000	$0	$10,812	$10,812	$0	$0
Federal Trust Fund	$27,680	$27,030	$1,000	$0	$9,792	$9,792	$0	$0
FedFund	$31,250	$30,600	$5,500	$4,500	$9,792	$9,792	$0	$0
MuniCash	$26,864	$26,214	$1,000	$0	$10,812	$10,812	$0	$0
MuniFund	$25,500	$24,850	$1,000	$0	$10,812	$10,812	$0	$0
New York Money Fund	$27,680	$22,606	$1,000	$0	$10,812	$10,812	$0	$0
TempCash	$25,857	$25,207	$1,000	$0	$9,792	$9,792	$0	$0
TempFund	$33,290	$32,640	$1,000	$4,500	$9,792	$9,792	$0	$0
T-Fund	$31,250	$30,600	$1,000	$0	$9,792	$9,792	$0	$0
Treasury Trust Fund	$25,500	$24,850	$1,000	$0	$9,792	$9,792	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,129,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,129,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$11,812	$10,812
Federal Trust Fund	$10,792	$9,792
FedFund	$15,292	$14,292
MuniCash	$11,812	$10,812
MuniFund	$11,812	$10,812
New York Money Fund	$11,812	$10,812
TempCash	$10,792	$9,792
TempFund	$10,792	$14,292
T-Fund	$10,792	$9,792
Treasury Trust Fund	$10,792	$9,792

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,129,000	$2,154,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to the registrant.

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date:	January 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date:	January 5, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date:	January 5, 2018